                       SUPPLEMENT DATED NOVEMBER 10, 2000
                                       TO
                          PROSPECTUS DATED MAY 1, 2000
                                      FOR
                    VARIABLE UNIVERSAL LIFE INSURANCE POLICY

                                   ISSUED BY
                     MONY LIFE INSURANCE COMPANY OF AMERICA
                        MONY AMERICA VARIABLE ACCOUNT L

EFFECTIVE NOVEMBER 10, 2000 THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

     New Pages D-3 through D-61 are substituted to reflect a change in the current cost of insurance rates as of November 10, 2000.

Form No. 14428 SL (Supp 11/10/00)                     Registration No. 333-56969

             FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS

                         INDEX TO FINANCIAL STATEMENTS

                                                              PAGE
                                                              ----
With respect to MONY America Variable Account L:
  Statement of Assets and Liabilities as of June 30, 2000
     (unaudited)............................................   F-2
  Statement of Operations for the six months ended June 30,
     2000 (unaudited).......................................   F-6
  Statement of Changes in Net Assets for the periods ended
     June 30, 2000 (unaudited) and December 31, 1999........  F-10
  Notes to Financial Statements (unaudited).................  F-19
With respect to MONY Life Insurance Company of America:
  Unaudited interim condensed consolidated balance sheets as of June 30, 2000 and December 31, 1999.................  F-22
  Unaudited interim condensed consolidated statements of
     income and comprehensive income for the three-month
     periods ended June 30, 2000 and 1999...................  F-23
  Unaudited interim condensed consolidated statements of
     income and comprehensive income for the six-month
     periods ended June 30, 2000 and 1999...................  F-24
  Unaudited interim condensed consolidated statement of
     changes in shareholders' equity for the six-month
     period ended June 30, 2000.............................  F-25
  Unaudited interim condensed consolidated statements of
     cash flows for the six-month period ended June 30, 2000
     and 1999...............................................  F-26
  Notes to unaudited interim condensed consolidated
     financial statements...................................  F-27

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENT OF ASSETS AND LIABILITIES

                           JUNE 30, 2000 (UNAUDITED)

                                                                    MONY CUSTOM EQUITY MASTER
                                  ---------------------------------------------------------------------------------------------
                                                MONY SERIES FUND, INC.                       ENTERPRISE ACCUMULATION TRUST
                                  ---------------------------------------------------   ---------------------------------------
                                  INTERMEDIATE   LONG TERM    GOVERNMENT     MONEY                   SMALL COMPANY
                                   TERM BOND        BOND      SECURITIES     MARKET       EQUITY         VALUE        MANAGED
                                   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                  ------------   ----------   ----------   ----------   ----------   -------------   ----------
             ASSETS
Shares held in respective
  Funds.........................      39,639        54,644       51,816     2,452,256       84,475       110,225        180,171
                                    ========      ========     ========    ==========   ==========    ==========     ==========
Investments at cost.............    $422,563      $672,081     $552,333    $2,452,256   $3,227,291    $3,342,930     $6,456,720
                                    ========      ========     ========    ==========   ==========    ==========     ==========
Investments in respective Funds,
  at net asset value............    $409,866      $661,198     $549,246    $2,452,256   $3,836,856    $3,470,972     $6,361,831
Amount due from respective
  Funds.........................         249           864        1,772       267,931        4,292         4,799          8,292
Amount due from MONY America....         788           545          790           613        6,867         2,178          6,556
                                    --------      --------     --------    ----------   ----------    ----------     ----------
          Total assets..........     410,903       662,607      551,808     2,720,800    3,848,015     3,477,949      6,376,679
                                    --------      --------     --------    ----------   ----------    ----------     ----------
          LIABILITIES
Amount due to respective
  Funds.........................         788           545          790           613        6,867         2,178          6,556
Amount due to MONY America......         303           950        1,844       268,227        4,796         5,266          9,150
                                    --------      --------     --------    ----------   ----------    ----------     ----------
          Total liabilities.....       1,091         1,495        2,634       268,840       11,663         7,444         15,706
                                    --------      --------     --------    ----------   ----------    ----------     ----------
Net assets......................    $409,812      $661,112     $549,174    $2,451,960   $3,836,352    $3,470,505     $6,360,973
                                    ========      ========     ========    ==========   ==========    ==========     ==========
Net assets consist of:
     Contractholders' net
       payments.................    $403,274      $649,046     $536,479    $2,371,685   $3,067,558    $3,196,358     $6,276,048
     Undistributed net
       investment income........      27,387        39,002       18,260        80,275      139,418       111,897        665,224
     Accumulated net realized
       gain (loss) on
       investments..............      (8,152)      (16,053)      (2,478)            0       19,811        34,208       (485,410)
     Net unrealized appreciation
       (depreciation) of
       investments..............     (12,697)      (10,883)      (3,087)            0      609,565       128,042        (94,889)
                                    --------      --------     --------    ----------   ----------    ----------     ----------
Net assets......................    $409,812      $661,112     $549,174    $2,451,960   $3,836,352    $3,470,505     $6,360,973
                                    ========      ========     ========    ==========   ==========    ==========     ==========
Number of units outstanding*....      40,288        68,468       53,262       228,179      280,113       268,017        592,004
                                    --------      --------     --------    ----------   ----------    ----------     ----------
Net asset value per unit
  outstanding*..................    $  10.17      $   9.66     $  10.31    $    10.75   $    13.70    $    12.95     $    10.74
                                    ========      ========     ========    ==========   ==========    ==========     ==========

---------------

* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                           JUNE 30, 2000 (UNAUDITED)

                                                                  MONY CUSTOM EQUITY MASTER
                              -------------------------------------------------------------------------------------------------
                                                                ENTERPRISE ACCUMULATION TRUST
                              -------------------------------------------------------------------------------------------------
                              INTERNATIONAL   HIGH YIELD                 GROWTH AND   SMALL COMPANY     EQUITY       CAPITAL
                                 GROWTH          BOND        GROWTH        INCOME        GROWTH         INCOME     APPRECIATION
                               SUBACCOUNT     SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                              -------------   ----------   -----------   ----------   -------------   ----------   ------------
           ASSETS
Shares held in respective
  Funds.....................      228,076       147,239      2,149,536      600,360       289,522        210,880       389,044
                               ==========      ========    ===========   ==========    ==========     ==========    ==========
Investments at cost.........   $1,881,670      $732,870    $13,151,622   $3,585,356    $2,470,383     $1,101,150    $2,923,204
                               ==========      ========    ===========   ==========    ==========     ==========    ==========
Investments in respective
  Funds, at net asset
  value.....................   $1,874,788      $708,219    $13,671,051   $3,800,280    $2,536,208     $1,092,360    $3,135,698
Amount due from respective
  Funds.....................        6,219         1,451         30,669       15,600         8,146          2,723         3,411
Amount due from MONY
  America...................        1,019           865          8,991        4,326         1,529          1,086         1,622
                               ----------      --------    -----------   ----------    ----------     ----------    ----------
          Total assets......    1,882,026       710,535     13,710,711    3,820,206     2,545,883      1,096,169     3,140,731
                               ----------      --------    -----------   ----------    ----------     ----------    ----------
        LIABILITIES
Amount due to respective
  Funds.....................        1,019           865          8,991        4,326         1,529          1,086         1,622
Amount due to MONY
  America...................        6,469         1,545         32,447       16,105         8,480          2,871         3,821
                               ----------      --------    -----------   ----------    ----------     ----------    ----------
          Total
            liabilities.....        7,488         2,410         41,438       20,431        10,009          3,957         5,443
                               ----------      --------    -----------   ----------    ----------     ----------    ----------
Net assets..................   $1,874,538      $708,125    $13,669,273   $3,799,775    $2,535,874     $1,092,212    $3,135,288
                               ==========      ========    ===========   ==========    ==========     ==========    ==========
Net assets consist of:
     Contractholders' net
       payments.............   $1,734,335      $698,662    $12,795,581   $3,527,124    $2,266,840     $1,114,923    $2,741,606
     Undistributed net
       investment income
       (loss)...............       19,374        54,565        (34,687)      (8,839)       (4,812)        (2,337)       (6,604)
     Accumulated net
       realized gain (loss)
       on investments.......      127,711       (20,451)       388,950       66,566       208,021        (11,584)      187,792
     Net unrealized
       appreciation
       (depreciation) of
       investments..........       (6,882)      (24,651)       519,429      214,924        65,825         (8,790)      212,494
                               ----------      --------    -----------   ----------    ----------     ----------    ----------
Net assets..................   $1,874,538      $708,125    $13,669,273   $3,799,775    $2,535,874     $1,092,212    $3,135,288
                               ==========      ========    ===========   ==========    ==========     ==========    ==========
Number of units
  outstanding*..............      144,561        68,715      1,101,126      307,715       153,729        105,089       199,311
                               ----------      --------    -----------   ----------    ----------     ----------    ----------
Net asset value per unit
  outstanding*..............   $    12.97      $  10.31    $     12.41   $    12.35    $    16.50     $    10.39    $    15.73
                               ==========      ========    ===========   ==========    ==========     ==========    ==========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                           JUNE 30, 2000 (UNAUDITED)

                                                                    MONY CUSTOM EQUITY MASTER
                                 ------------------------------------------------------------------------------------------------
                                 ENTERPRISE ACCUMULATION
                                          TRUST                                       FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
                                 -----------------------                  DREYFUS     -------------------------------------------
                                                            DREYFUS      SOCIALLY                                     VIP III
                                 MULTI-CAP                   STOCK      RESPONSIBLE       VIP          VIP II          GROWTH
                                   GROWTH      BALANCED      INDEX        GROWTH        GROWTH      CONTRA-FUND    OPPORTUNITIES
                                 SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                 ----------   ----------   ----------   -----------   -----------   ------------   --------------
            ASSETS
Shares held in respective
  Funds........................     289,616      23,558        33,428       5,138        14,824          41,624         11,005
                                 ==========    ========    ==========    ========      ========      ==========       ========
Investments at cost............  $4,211,890    $120,042    $1,253,003    $198,258      $745,716      $1,056,534       $228,275
                                 ==========    ========    ==========    ========      ========      ==========       ========
Investments in respective
  Funds, at net asset value....  $3,898,234    $122,029    $1,270,927    $205,835      $761,793      $1,041,860       $226,491
Amount due from respective
  Funds........................       2,366         115           878         109           378           3,947            628
Amount due from MONY America...       2,039         156           597          20           381           7,049             73
                                 ----------    --------    ----------    --------      --------      ----------       --------
          Total assets.........   3,902,639     122,300     1,272,402     205,964       762,552       1,052,856        227,192
                                 ----------    --------    ----------    --------      --------      ----------       --------
          LIABILITIES
Amount due to respective
  Funds........................       2,039         156           597          20           381           7,049             73
Amount due to MONY America.....       2,883         131         1,042         136           474           4,077            657
                                 ----------    --------    ----------    --------      --------      ----------       --------
          Total liabilities....       4,922         287         1,639         156           855          11,126            730
                                 ----------    --------    ----------    --------      --------      ----------       --------
Net assets.....................  $3,897,717    $122,013    $1,270,763    $205,808      $761,697      $1,041,730       $226,462
                                 ==========    ========    ==========    ========      ========      ==========       ========
Net assets consist of:
     Contractholders' net
       payments................  $4,190,215    $120,111    $1,246,467    $195,080      $738,792      $1,040,035       $227,061
     Undistributed net
       investment income
       (loss)..................      (3,920)        (96)        5,301       2,711        13,924          29,443          5,201
     Accumulated net realized
       gain (loss) on
       investments.............      25,078          11         1,071         440        (7,096)        (13,074)        (4,016)
     Net unrealized
       appreciation
       (depreciation) of
       investments.............    (313,656)      1,987        17,924       7,577        16,077         (14,674)        (1,784)
                                 ----------    --------    ----------    --------      --------      ----------       --------
Net assets.....................  $3,897,717    $122,013    $1,270,763    $205,808      $761,697      $1,041,730       $226,462
                                 ==========    ========    ==========    ========      ========      ==========       ========
Number of units outstanding*...     312,615      11,916       118,867      18,207        63,602          92,790         23,254
                                 ----------    --------    ----------    --------      --------      ----------       --------
Net asset value per unit
  outstanding*.................  $    12.47    $  10.24    $    10.69    $  11.30      $  11.98      $    11.23       $   9.74
                                 ==========    ========    ==========    ========      ========      ==========       ========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                           JUNE 30, 2000 (UNAUDITED)

                                                                            MONY CUSTOM EQUITY MASTER
                                                              -----------------------------------------------------
                                                                               JANUS ASPEN SERIES
                                                              -----------------------------------------------------
                                                               AGGRESSIVE                   CAPITAL      WORLDWIDE
                                                                 GROWTH       BALANCED    APPRECIATION     GROWTH
                                                               SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                              ------------   ----------   ------------   ----------
                           ASSETS
Shares held in respective Funds.............................       50,602       19,941         50,662        39,282
                                                               ==========     ========     ==========    ==========
Investments at cost.........................................   $3,082,184     $554,472     $1,678,470    $1,941,656
                                                               ==========     ========     ==========    ==========
Investments in respective Funds, at net asset value.........   $2,823,599     $524,845     $1,607,514    $1,886,711
Amount due from respective Funds............................       17,790        1,540         13,902         5,650
Amount due from MONY America................................        7,386          248          7,522           538
                                                               ----------     --------     ----------    ----------
          Total assets......................................    2,848,775      526,633      1,628,938     1,892,899
                                                               ----------     --------     ----------    ----------
                        LIABILITIES
Amount due to respective Funds..............................        7,386          248          7,522           538
Amount due to MONY America..................................       18,164        1,606         14,113         5,897
                                                               ----------     --------     ----------    ----------
          Total liabilities.................................       25,550        1,854         21,635         6,435
                                                               ----------     --------     ----------    ----------
Net assets..................................................   $2,823,225     $524,779     $1,607,303    $1,886,464
                                                               ==========     ========     ==========    ==========
Net assets consist of:
     Contractholders' net payments..........................   $2,822,150     $520,275     $1,644,581    $1,891,868
     Undistributed net investment income....................      213,956       32,576          4,427        24,756
     Accumulated net realized gain (loss) on investments....       45,704        1,555         29,251        24,785
     Net unrealized appreciation (depreciation) of
       investments..........................................     (258,585)     (29,627)       (70,956)      (54,945)
                                                               ----------     --------     ----------    ----------
Net assets..................................................   $2,823,225     $524,779     $1,607,303    $1,886,464
                                                               ==========     ========     ==========    ==========
Number of units outstanding*................................      199,556       49,071        127,238       141,104
                                                               ----------     --------     ----------    ----------
Net asset value per unit outstanding*.......................   $    14.15     $  10.69     $    12.63    $    13.37
                                                               ==========     ========     ==========    ==========

---------------
* Units outstanding have been rounded for presentation purposes.

                        See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                            STATEMENT OF OPERATIONS

               FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

                                                                      MONY CUSTOM EQUITY MASTER
                                    ---------------------------------------------------------------------------------------------
                                                  MONY SERIES FUND, INC.                       ENTERPRISE ACCUMULATION TRUST
                                    ---------------------------------------------------   ---------------------------------------
                                    INTERMEDIATE   LONG TERM    GOVERNMENT     MONEY                   SMALL COMPANY
                                     TERM BOND        BOND      SECURITIES     MARKET       EQUITY         VALUE        MANAGED
                                     SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                    ------------   ----------   ----------   ----------   ----------   -------------   ----------
Dividend income...................    $ 21,080      $33,822      $16,961      $53,015      $      0       $     0      $        0
Distribution from capital gains...           0            0            4            0             0             0               0
Mortality and expense risk
  charges.........................        (717)        (925)        (656)      (3,274)       (5,406)       (5,218)        (10,158)
                                      --------      -------      -------      -------      --------       -------      ----------
Net investment income (loss)......      20,363       32,897       16,309       49,741        (5,406)       (5,218)        (10,158)
                                      --------      -------      -------      -------      --------       -------      ----------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
     investments..................        (511)      (3,809)        (563)           0        27,553           471        (371,141)
  Net change in unrealized
     appreciation (depreciation)
     of investments...............     (13,308)      (3,808)      (4,052)           0       477,324        17,419         209,552
                                      --------      -------      -------      -------      --------       -------      ----------
Net realized and unrealized gain
  (loss) on investments...........     (13,819)      (7,617)      (4,615)           0       504,877        17,890        (161,589)
                                      --------      -------      -------      -------      --------       -------      ----------
Net increase (decrease) in net
  assets resulting from
  operations......................    $  6,544      $25,280      $11,694      $49,741      $499,471       $12,672      $ (171,747)
                                      ========      =======      =======      =======      ========       =======      ==========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENT OF OPERATIONS (CONTINUED)

               FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

                                                                    MONY CUSTOM EQUITY MASTER
                                 ------------------------------------------------------------------------------------------------
                                                                  ENTERPRISE ACCUMULATION TRUST
                                 ------------------------------------------------------------------------------------------------
                                 INTERNATIONAL   HIGH YIELD                GROWTH AND   SMALL COMPANY     EQUITY       CAPITAL
                                    GROWTH          BOND        GROWTH       INCOME        GROWTH         INCOME     APPRECIATION
                                  SUBACCOUNT     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                                 -------------   ----------   ----------   ----------   -------------   ----------   ------------
Dividend income................    $       0      $ 30,567    $       0     $      0      $       0      $      0     $       0
Distribution from capital
  gains........................            0             0            0            0              0             0             0
Mortality and expense risk
  charges......................       (2,869)       (1,119)     (20,005)      (5,644)        (3,458)       (1,746)       (4,407)
                                   ---------      --------    ---------     --------      ---------      --------     ---------
Net investment income (loss)...       (2,869)       29,448      (20,005)      (5,644)        (3,458)       (1,746)       (4,407)
                                   ---------      --------    ---------     --------      ---------      --------     ---------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
     investments...............       91,832       (12,357)     229,822       36,620        168,581       (29,057)      142,840
  Net change in unrealized
     appreciation
     (depreciation) of
     investments...............     (281,053)      (18,133)    (486,144)      69,135       (183,970)       (1,960)     (290,542)
                                   ---------      --------    ---------     --------      ---------      --------     ---------
Net realized and unrealized
  gain (loss) on investments...     (189,221)      (30,490)    (256,322)     105,755        (15,389)      (31,017)     (147,702)
                                   ---------      --------    ---------     --------      ---------      --------     ---------
Net increase (decrease) in net
  assets resulting from
  operations...................    $(192,090)     $ (1,042)   $(276,327)    $100,111      $ (18,847)     $(32,763)    $(152,109)
                                   =========      ========    =========     ========      =========      ========     =========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENT OF OPERATIONS (CONTINUED)

               FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

                                                                  MONY CUSTOM EQUITY MASTER
                                                 ------------------------------------------------------------
                                                 ENTERPRISE ACCUMULATION
                                                          TRUST
                                                 ------------------------                       DREYFUS
                                                                              DREYFUS           SOCIALLY
                                                 MULTI-CAP                     STOCK          RESPONSIBLE
                                                   GROWTH       BALANCED       INDEX             GROWTH
                                                 SUBACCOUNT    SUBACCOUNT    SUBACCOUNT        SUBACCOUNT
                                                 ----------    ----------    ----------    ------------------
Dividend income................................  $       0       $    0       $ 4,939            $   22
Distribution from capital gains................          0            0           910                 0
Mortality and expense risk charges.............     (3,793)         (96)       (1,360)             (248)
                                                 ---------       ------       -------            ------
Net investment income (loss)...................     (3,793)         (96)        4,489              (226)
                                                 ---------       ------       -------            ------
Realized and unrealized gain (loss) on
  investments:
  Net realized gain (loss) on investments......     19,844           11           666               430
  Net change in unrealized appreciation
     (depreciation) of investments.............   (371,675)       1,967        14,752             5,734
                                                 ---------       ------       -------            ------
Net realized and unrealized gain (loss) on
  investments..................................   (351,831)       1,978        15,418             6,164
                                                 ---------       ------       -------            ------
Net increase (decrease) in net assets resulting
  from operations..............................  $(355,624)      $1,882       $19,907            $5,938
                                                 =========       ======       =======            ======

                                                         MONY CUSTOM EQUITY MASTER
                                                 ------------------------------------------

                                                 FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
                                                 ------------------------------------------
                                                                                 VIP III
                                                    VIP          VIP II          GROWTH
                                                   GROWTH      CONTRA FUND    OPPORTUNITIES
                                                 SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
                                                 ----------    -----------    -------------
Dividend income................................   $   121       $    814         $   870
Distribution from capital gains................    14,478         29,542           4,576
Mortality and expense risk charges.............      (662)          (884)           (233)
                                                  -------       --------         -------
Net investment income (loss)...................    13,937         29,472           5,213
                                                  -------       --------         -------
Realized and unrealized gain (loss) on
  investments:
  Net realized gain (loss) on investments......    (7,630)       (13,320)         (4,027)
  Net change in unrealized appreciation
     (depreciation) of investments.............    13,069        (21,740)         (2,159)
                                                  -------       --------         -------
Net realized and unrealized gain (loss) on
  investments..................................     5,439        (35,060)         (6,186)
                                                  -------       --------         -------
Net increase (decrease) in net assets resulting
  from operations..............................   $19,376       $ (5,588)        $  (973)
                                                  =======       ========         =======

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENT OF OPERATIONS (CONTINUED)

               FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

                                                                           MONY CUSTOM EQUITY MASTER
                                                              ---------------------------------------------------
                                                                              JANUS ASPEN SERIES
                                                              ---------------------------------------------------
                                                              AGGRESSIVE                  CAPITAL      WORLDWIDE
                                                                GROWTH      BALANCED    APPRECIATION     GROWTH
                                                              SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                              ----------   ----------   ------------   ----------
Dividend income.............................................  $ 147,856     $  8,612     $   4,979      $  6,681
Distribution from capital gains.............................     68,874       24,116           641        19,925
Mortality and expense risk charges..........................     (2,666)        (419)       (1,514)       (1,794)
                                                              ---------     --------     ---------      --------
Net investment income.......................................    214,064       32,309         4,106        24,812
                                                              ---------     --------     ---------      --------
Realized and unrealized gain (loss) on investments:
  Net realized gain on investments..........................     43,795        1,525        28,350        23,437
  Net change in unrealized depreciation of investments......   (317,124)     (30,452)     (102,642)      (77,875)
                                                              ---------     --------     ---------      --------
Net realized and unrealized gain (loss) on investments......   (273,329)     (28,927)      (74,292)      (54,438)
                                                              ---------     --------     ---------      --------
Net increase (decrease) in net assets resulting from
  operations................................................  $ (59,265)    $  3,382     $ (70,186)     $(29,626)
                                                              =========     ========     =========      ========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                      MONY CUSTOM EQUITY MASTER
                                     --------------------------------------------------------------------------------------------
                                                                        MONY SERIES FUND, INC.
                                     --------------------------------------------------------------------------------------------
                                             INTERMEDIATE                     LONG TERM                       GOVERNMENT
                                              TERM BOND                          BOND                         SECURITIES
                                              SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                     ----------------------------    ----------------------------    ----------------------------
                                     FOR THE SIX       FOR THE       FOR THE SIX       FOR THE       FOR THE SIX       FOR THE
                                     MONTHS ENDED     YEAR ENDED     MONTHS ENDED     YEAR ENDED     MONTHS ENDED     YEAR ENDED
                                       JUNE 30,      DECEMBER 31,      JUNE 30,      DECEMBER 31,      JUNE 30,      DECEMBER 31,
                                         2000            1999            2000            1999            2000            1999
                                     ------------    ------------    ------------    ------------    ------------    ------------
                                     (UNAUDITED)                     (UNAUDITED)                     (UNAUDITED)
From operations:
  Net investment income............   $  20,363       $   7,024        $ 32,897        $  6,105        $ 16,309        $  1,951
  Net realized loss on
     investments...................        (511)         (7,641)         (3,809)        (12,244)           (563)         (1,915)
  Net change in unrealized
     appreciation (depreciation) of
     investments...................     (13,308)            609          (3,808)         (7,080)         (4,052)            965
                                      ---------       ---------        --------        --------        --------        --------
Net increase (decrease) in net
  assets resulting from
  operations.......................       6,544              (8)         25,280         (13,219)         11,694           1,001
                                      ---------       ---------        --------        --------        --------        --------
From unit transactions:
  Net proceeds from the issuance of
     units.........................     123,365         711,966         307,368         534,080         326,619         305,134
  Net asset value of units redeemed
     or used to meet contract
     obligations...................    (205,217)       (228,769)        (96,378)        (97,560)        (44,067)        (51,936)
                                      ---------       ---------        --------        --------        --------        --------
Net increase (decrease) from unit
  transactions.....................     (81,852)        483,197         210,990         436,520         282,552         253,198
                                      ---------       ---------        --------        --------        --------        --------
Net increase (decrease) in net
  assets...........................     (75,308)        483,189         236,270         423,301         294,246         254,199
Net assets beginning of period.....     485,120           1,931         424,842           1,541         254,928             729
                                      ---------       ---------        --------        --------        --------        --------
Net assets end of period*..........   $ 409,812       $ 485,120        $661,112        $424,842        $549,174        $254,928
                                      =========       =========        ========        ========        ========        ========
Unit transactions:
Units outstanding beginning of
  period...........................      48,440             193          46,303             155          25,422              73
Units issued during the period.....      12,275          71,100          32,426          56,509          32,190          30,541
Units redeemed during the period...     (20,427)        (22,853)        (10,261)        (10,361)         (4,350)         (5,192)
                                      ---------       ---------        --------        --------        --------        --------
Units outstanding end of period....      40,288          48,440          68,468          46,303          53,262          25,422
                                      =========       =========        ========        ========        ========        ========
---------------
* Includes undistributed net
  investment income of:               $  27,387       $   7,024        $ 39,002        $  6,105        $ 18,260        $  1,951
                                      =========       =========        ========        ========        ========        ========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                      MONY CUSTOM EQUITY MASTER
                                     --------------------------------------------------------------------------------------------
                                        MONY SERIES FUND, INC.                      ENTERPRISE ACCUMULATION TRUST
                                     ----------------------------    ------------------------------------------------------------
                                                MONEY                                                       SMALL COMPANY
                                                MARKET                          EQUITY                          VALUE
                                              SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                     ----------------------------    ----------------------------    ----------------------------
                                     FOR THE SIX       FOR THE       FOR THE SIX       FOR THE       FOR THE SIX       FOR THE
                                     MONTHS ENDED     YEAR ENDED     MONTHS ENDED     YEAR ENDED     MONTHS ENDED     YEAR ENDED
                                       JUNE 30,      DECEMBER 31,      JUNE 30,      DECEMBER 31,      JUNE 30,      DECEMBER 31,
                                         2000            1999            2000            1999            2000            1999
                                     ------------    ------------    ------------    ------------    ------------    ------------
                                     (UNAUDITED)                     (UNAUDITED)                     (UNAUDITED)
From operations:
  Net investment income (loss).....  $    49,741     $    30,534      $   (5,406)     $  144,825      $   (5,218)     $  117,115
  Net realized gain (loss) on
     investments...................            0               0          27,553          (7,750)            471          33,735
  Net change in unrealized
     appreciation of investments...            0               0         477,324         131,997          17,419         110,343
                                     -----------     -----------      ----------      ----------      ----------      ----------
Net increase in net assets
  resulting from operations........       49,741          30,534         499,471         269,072          12,672         261,193
                                     -----------     -----------      ----------      ----------      ----------      ----------
From unit transactions:
  Net proceeds from the issuance of
     units.........................    3,719,615       3,691,838       1,396,432       2,705,850       1,705,619       2,882,501
  Net asset value of units redeemed
     or used to meet contract
     obligations...................   (2,845,436)     (2,258,987)       (537,080)       (516,750)       (790,538)       (609,029)
                                     -----------     -----------      ----------      ----------      ----------      ----------
Net increase from unit
  transactions.....................      874,179       1,432,851         859,352       2,189,100         915,081       2,273,472
                                     -----------     -----------      ----------      ----------      ----------      ----------
Net increase in net assets.........      923,920       1,463,385       1,358,823       2,458,172         927,753       2,534,665
Net assets beginning of period.....    1,528,040          64,655       2,477,529          19,357       2,542,752           8,087
                                     -----------     -----------      ----------      ----------      ----------      ----------
Net assets end of the period*......  $ 2,451,960     $ 1,528,040      $3,836,352      $2,477,529      $3,470,505      $2,542,752
                                     ===========     ===========      ==========      ==========      ==========      ==========
Unit transactions:
Units outstanding beginning of
  period...........................      146,000           6,463         212,392           1,912         196,273             772
Units issued during the period.....      350,880         359,906         110,070         260,034         133,037         247,197
Units redeemed during the period...     (268,701)       (220,369)        (42,349)        (49,554)        (61,293)        (51,696)
                                     -----------     -----------      ----------      ----------      ----------      ----------
Units outstanding end of period....      228,179         146,000         280,113         212,392         268,017         196,273
                                     ===========     ===========      ==========      ==========      ==========      ==========
---------------
* Includes undistributed net
  investment income of:              $    80,275     $    30,534      $  139,418      $  144,824      $  111,897      $  117,115
                                     ===========     ===========      ==========      ==========      ==========      ==========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                      MONY CUSTOM EQUITY MASTER
                                     --------------------------------------------------------------------------------------------
                                                                    ENTERPRISE ACCUMULATION TRUST
                                     --------------------------------------------------------------------------------------------
                                                                            INTERNATIONAL                     HIGH YIELD
                                               MANAGED                          GROWTH                           BOND
                                              SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                     ----------------------------    ----------------------------    ----------------------------
                                     FOR THE SIX       FOR THE       FOR THE SIX       FOR THE       FOR THE SIX       FOR THE
                                     MONTHS ENDED     YEAR ENDED     MONTHS ENDED     YEAR ENDED     MONTHS ENDED     YEAR ENDED
                                       JUNE 30,      DECEMBER 31,      JUNE 30,      DECEMBER 31,      JUNE 30,      DECEMBER 31,
                                         2000            1999            2000            1999            2000            1999
                                     ------------    ------------    ------------    ------------    ------------    ------------
                                     (UNAUDITED)                     (UNAUDITED)                     (UNAUDITED)
From operations:

  Net investment income (loss).....  $   (10,158)    $   675,383      $   (2,869)     $   22,243      $  29,448       $  25,115
  Net realized gain (loss) on
     investments...................     (371,141)       (114,285)         91,832          35,877        (12,357)         (8,094)
  Net change in unrealized
     appreciation (depreciation) of
     investments...................      209,552        (304,672)       (281,053)        274,153        (18,133)         (6,521)
                                     -----------     -----------      ----------      ----------      ---------       ---------
Net increase (decrease) in net
  assets resulting from
  operations.......................     (171,747)        256,426        (192,090)        332,273         (1,042)         10,500
                                     -----------     -----------      ----------      ----------      ---------       ---------
From unit transactions:
  Net proceeds from the issuance of
     units.........................    2,520,005       6,547,247       1,127,012       1,275,028        302,209         680,017
  Net asset value of units redeemed
     or used to meet contract
     obligations...................   (1,403,025)     (1,414,906)       (416,407)       (252,640)      (176,354)       (110,651)
                                     -----------     -----------      ----------      ----------      ---------       ---------
Net increase from unit
  transactions.....................    1,116,980       5,132,341         710,605       1,022,388        125,855         569,366
                                     -----------     -----------      ----------      ----------      ---------       ---------
Net increase in net assets.........      945,233       5,388,767         518,515       1,354,661        124,813         579,866
Net assets beginning of period.....    5,415,740          26,973       1,356,023           1,362        583,312           3,446
                                     -----------     -----------      ----------      ----------      ---------       ---------
Net assets end of period*..........  $ 6,360,973     $ 5,415,740      $1,874,538      $1,356,023      $ 708,125       $ 583,312
                                     ===========     ===========      ==========      ==========      =========       =========
Unit transactions:
Units outstanding beginning of
  period...........................      489,437           2,653          92,361             131         56,344             345
Units issued during the period.....      232,369         620,235          82,533         114,415         29,502          66,875
Units redeemed during the period...     (129,802)       (133,451)        (30,333)        (22,185)       (17,131)        (10,876)
                                     -----------     -----------      ----------      ----------      ---------       ---------
Units outstanding end of period....      592,004         489,437         144,561          92,361         68,715          56,344
                                     ===========     ===========      ==========      ==========      =========       =========
---------------
* Includes undistributed net
  investment income of:              $   665,224     $   675,382      $   19,374      $   22,243      $  54,565       $  25,117
                                     ===========     ===========      ==========      ==========      =========       =========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                      MONY CUSTOM EQUITY MASTER
                                     --------------------------------------------------------------------------------------------
                                                                    ENTERPRISE ACCUMULATION TRUST
                                     --------------------------------------------------------------------------------------------
                                                                              GROWTH AND                    SMALL COMPANY
                                                GROWTH                          INCOME                          GROWTH
                                              SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                     ----------------------------    ----------------------------    ----------------------------
                                     FOR THE SIX       FOR THE       FOR THE SIX       FOR THE       FOR THE SIX       FOR THE
                                     MONTHS ENDED     YEAR ENDED     MONTHS ENDED     YEAR ENDED     MONTHS ENDED     YEAR ENDED
                                       JUNE 30,      DECEMBER 31,      JUNE 30,      DECEMBER 31,      JUNE 30,      DECEMBER 31,
                                         2000            1999            2000            1999            2000            1999
                                     ------------    ------------    ------------    ------------    ------------    ------------
                                     (UNAUDITED)                     (UNAUDITED)                     (UNAUDITED)
From operations:
  Net investment loss..............  $   (20,005)    $   (14,681)     $   (5,644)     $   (3,195)     $   (3,458)     $   (1,354)
  Net realized gain on
     investments...................      229,822         159,102          36,620          29,946         168,581          39,439
  Net change in unrealized
     appreciation (depreciation) of
     investments...................     (486,144)      1,005,449          69,135         145,726        (183,970)        249,744
                                     -----------     -----------      ----------      ----------      ----------      ----------
Net increase (decrease) in net
  assets resulting from
  operations.......................     (276,327)      1,149,870         100,111         172,477         (18,847)        287,829
                                     -----------     -----------      ----------      ----------      ----------      ----------
From unit transactions:
  Net proceeds from the issuance of
     units.........................    6,654,491      10,743,825       1,936,094       3,055,454       1,831,291       1,122,121
  Net asset value of units redeemed
     or used to meet contract
     obligations...................   (2,490,669)     (2,164,169)       (881,379)       (593,120)       (515,553)       (172,414)
                                     -----------     -----------      ----------      ----------      ----------      ----------
Net increase from unit
  transactions.....................    4,163,822       8,579,656       1,054,715       2,462,334       1,315,738         949,707
                                     -----------     -----------      ----------      ----------      ----------      ----------
Net increase in net assets.........    3,887,495       9,729,526       1,154,826       2,634,811       1,296,891       1,237,536
Net assets beginning of period.....    9,781,778          52,252       2,644,949          10,138       1,238,983           1,447
                                     -----------     -----------      ----------      ----------      ----------      ----------
Net assets end of period*..........  $13,669,273     $ 9,781,778      $3,799,775      $2,644,949      $2,535,874      $1,238,983
                                     ===========     ===========      ==========      ==========      ==========      ==========
Unit transactions:
Units outstanding beginning of
  period...........................      762,612           5,053         219,728           1,012          77,266             140
Units issued during the period.....      541,968         943,048         162,591         271,176         107,450          91,095
Units redeemed during the period...     (203,454)       (185,489)        (74,604)        (52,460)        (30,987)        (13,969)
                                     -----------     -----------      ----------      ----------      ----------      ----------
Units outstanding end of period....    1,101,126         762,612         307,715         219,728         153,729          77,266
                                     ===========     ===========      ==========      ==========      ==========      ==========
---------------
* Includes undistributed net
  investment loss of:                $   (34,687)    $   (14,682)     $   (8,839)     $   (3,195)     $   (4,812)     $   (1,354)
                                     ===========     ===========      ==========      ==========      ==========      ==========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                   MONY CUSTOM EQUITY MASTER
                              ---------------------------------------------------------------------------------------------------
                                                                 ENTERPRISE ACCUMULATION TRUST
                              ---------------------------------------------------------------------------------------------------
                                         EQUITY                         CAPITAL                MULTI-CAP           MULTI-CAP
                                         INCOME                       APPRECIATION               GROWTH             GROWTH
                                       SUBACCOUNT                      SUBACCOUNT              SUBACCOUNT         SUBACCOUNT
                              ----------------------------    ----------------------------    ------------    -------------------
                              FOR THE SIX       FOR THE       FOR THE SIX       FOR THE       FOR THE SIX       FOR THE PERIOD
                              MONTHS ENDED     YEAR ENDED     MONTHS ENDED     YEAR ENDED     MONTHS ENDED    NOVEMBER 2, 1999**
                                JUNE 30,      DECEMBER 31,      JUNE 30,      DECEMBER 31,      JUNE 30,            THROUGH
                                  2000            1999            2000            1999            2000         DECEMBER 31, 1999
                              ------------    ------------    ------------    ------------    ------------    -------------------
                              (UNAUDITED)                     (UNAUDITED)                     (UNAUDITED)
From operations:

  Net investment loss.......   $   (1,746)     $     (591)     $   (4,407)     $   (2,197)     $   (3,793)         $   (127)
  Net realized gain (loss)
     on investments.........      (29,057)         17,473         142,840          44,949          19,844             5,234
  Net change in unrealized
     appreciation
     (depreciation) of
     investments............       (1,960)         (6,848)       (290,542)        503,012        (371,675)           58,019
                               ----------      ----------      ----------      ----------      ----------          --------
Net increase (decrease) in
  net assets resulting from
  operations................      (32,763)         10,034        (152,109)        545,764        (355,624)           63,126
                               ----------      ----------      ----------      ----------      ----------          --------
From unit transactions:
  Net proceeds from the
     issuance of units......      530,180       1,095,411       1,718,448       1,762,597       4,298,066           423,841
  Net asset value of units
     redeemed or used to
     meet contract
     obligations............     (271,472)       (250,359)       (471,020)       (276,515)       (485,052)          (46,640)
                               ----------      ----------      ----------      ----------      ----------          --------
Net increase from unit
  transactions..............      258,708         845,052       1,247,428       1,486,082       3,813,014           377,201
                               ----------      ----------      ----------      ----------      ----------          --------
Net increase in net
  assets....................      225,945         855,086       1,095,319       2,031,846       3,457,390           440,327
Net assets beginning of
  period....................      866,267          11,181       2,039,969           8,123         440,327                 0
                               ----------      ----------      ----------      ----------      ----------          --------
Net assets end of period*...   $1,092,212      $  866,267      $3,135,288      $2,039,969      $3,897,717          $440,327
                               ==========      ==========      ==========      ==========      ==========          ========
Unit transactions:
Units outstanding beginning
  of period.................       80,262           1,091         120,616             743          32,431                 0
Units issued during the
  period....................       51,278         101,978         107,938         141,549         317,658            36,551
Units redeemed during the
  period....................      (26,451)        (22,807)        (29,243)        (21,676)        (37,474)           (4,120)
                               ----------      ----------      ----------      ----------      ----------          --------
Units outstanding end of
  period....................      105,089          80,262         199,311         120,616         312,615            32,431
                               ==========      ==========      ==========      ==========      ==========          ========
---------------
 * Includes undistributed
   net investment loss of:     $   (2,337)     $     (591)     $   (6,604)     $   (2,197)     $   (3,920)         $   (127)
                               ==========      ==========      ==========      ==========      ==========          ========
** Commencement of
  operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                MONY CUSTOM EQUITY MASTER
                                       ---------------------------------------------------------------------------
                                          ENTERPRISE ACCUMULATION TRUST
                                       ------------------------------------    DREYFUS STOCK      DREYFUS STOCK
                                         BALANCED            BALANCED              INDEX              INDEX
                                        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                       ------------    --------------------    -------------    ------------------
                                       FOR THE SIX        FOR THE PERIOD        FOR THE SIX       FOR THE PERIOD
                                       MONTHS ENDED    NOVEMBER 15, 1999**     MONTHS ENDED     NOVEMBER 9, 1999**
                                         JUNE 30,            THROUGH             JUNE 30,            THROUGH
                                           2000         DECEMBER 31, 1999          2000         DECEMBER 31, 1999
                                       ------------    --------------------    -------------    ------------------
                                       (UNAUDITED)                              (UNAUDITED)
From operations:
  Net investment income (loss).......    $    (96)            $    0            $    4,489           $    812
  Net realized gain on investments...          11                  0                   666                405
  Net change in unrealized
    appreciation (depreciation) of
    investments......................       1,967                 20                14,752              3,172
                                         --------             ------            ----------           --------
Net increase in net assets resulting
  from operations....................       1,882                 20                19,907              4,389
                                         --------             ------            ----------           --------
From unit transactions:
  Net proceeds from the issuance of
    units............................     135,669              2,295             1,247,850            136,922
  Net asset value of units redeemed
    or used to meet contract
    obligations......................     (17,812)               (41)             (133,345)            (4,960)
                                         --------             ------            ----------           --------
Net increase from unit
  transactions.......................     117,857              2,254             1,114,505            131,962
                                         --------             ------            ----------           --------
Net increase in net assets...........     119,739              2,274             1,134,412            136,351
Net assets beginning of period.......       2,274                  0               136,351                  0
                                         --------             ------            ----------           --------
Net assets end of period*............    $122,013             $2,274            $1,270,763           $136,351
                                         ========             ======            ==========           ========
Unit transactions:
Units outstanding beginning of
  period.............................         221                  0                12,662                  0
Units issued during the period.......      13,459                225               118,856             13,142
Units redeemed during the period.....      (1,764)                (4)              (12,651)              (480)
                                         --------             ------            ----------           --------
Units outstanding end of period......      11,916                221               118,867             12,662
                                         ========             ======            ==========           ========
---------------
 * Includes undistributed net
   investment income (loss) of:          $    (96)            $    0            $    5,301           $    812
                                         ========             ======            ==========           ========
** Commencement of operations

                                              MONY CUSTOM EQUITY MASTER
                                       ---------------------------------------

                                       DREYFUS SOCIALLY     DREYFUS SOCIALLY
                                         RESPONSIBLE           RESPONSIBLE
                                          SUBACCOUNT           SUBACCOUNT
                                       ----------------    -------------------
                                         FOR THE SIX         FOR THE PERIOD
                                         MONTHS ENDED      NOVEMBER 10, 1999**
                                           JUNE 30,              THROUGH
                                             2000           DECEMBER 31, 1999
                                       ----------------    -------------------
                                         (UNAUDITED)
From operations:
  Net investment income (loss).......      $   (226)             $ 2,937
  Net realized gain on investments...           430                   10
  Net change in unrealized
    appreciation (depreciation) of
    investments......................         5,734                1,843
                                           --------              -------
Net increase in net assets resulting
  from operations....................         5,938                4,790
                                           --------              -------
From unit transactions:
  Net proceeds from the issuance of
    units............................       126,520               86,547
  Net asset value of units redeemed
    or used to meet contract
    obligations......................       (17,667)                (320)
                                           --------              -------
Net increase from unit
  transactions.......................       108,853               86,227
                                           --------              -------
Net increase in net assets...........       114,791               91,017
Net assets beginning of period.......        91,017                    0
                                           --------              -------
Net assets end of period*............      $205,808              $91,017
                                           ========              =======
Unit transactions:
Units outstanding beginning of
  period.............................         8,243                    0
Units issued during the period.......        11,759                8,273
Units redeemed during the period.....        (1,795)                 (30)
                                           --------              -------
Units outstanding end of period......        18,207                8,243
                                           ========              =======
---------------
 * Includes undistributed net
   investment income (loss) of:            $  2,711              $ 2,937
                                           ========              =======
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                               MONY CUSTOM EQUITY MASTER
                                                   -------------------------------------------------
                                                      FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
                                                   -------------------------------------------------

                                                       VIP                VIP              VIP II
                                                      GROWTH            GROWTH          CONTRA-FUND
                                                    SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                                   ------------   -------------------   ------------
                                                   FOR THE SIX      FOR THE PERIOD      FOR THE SIX
                                                   MONTHS ENDED   NOVEMBER 9, 1999**    MONTHS ENDED
                                                     JUNE 30,           THROUGH           JUNE 30,
                                                       2000        DECEMBER 31, 1999        2000
                                                   ------------   -------------------   ------------
                                                   (UNAUDITED)                          (UNAUDITED)
From operations:
  Net investment income (loss)...................    $ 13,937           $   (13)         $   29,472
  Net realized gain (loss) on investments........      (7,630)              534             (13,320)
  Net change in unrealized appreciation
    (depreciation) of investments................      13,069             3,008             (21,740)
                                                     --------           -------          ----------
Net increase (decrease) in net assets resulting
  from operations................................      19,376             3,529              (5,588)
                                                     --------           -------          ----------
From unit transactions:
  Net proceeds from the issuance of units........     770,717            56,705           1,037,318
  Net asset value of units redeemed or used to
    meet contract obligations....................     (85,724)           (2,906)           (106,709)
                                                     --------           -------          ----------
Net increase from unit transactions..............     684,993            53,799             930,609
                                                     --------           -------          ----------
Net increase in net assets.......................     704,369            57,328             925,021
Net assets beginning of period...................      57,328                 0             116,709
                                                     --------           -------          ----------
Net assets end of period*........................    $761,697           $57,328          $1,041,730
                                                     ========           =======          ==========
Unit transactions:
Units outstanding beginning of period............       5,021                 0              10,237
Units issued during the period...................      65,969             5,291              91,960
Units redeemed during the period.................      (7,388)             (270)             (9,407)
                                                     --------           -------          ----------
Units outstanding end of period..................      63,602             5,021              92,790
                                                     ========           =======          ==========
---------------
 * Includes undistributed net investment income
   (loss) of:                                        $ 13,924           $   (13)         $   29,443
                                                     ========           =======          ==========
** Commencement of operations

                                                                   MONY CUSTOM EQUITY MASTER
                                                   ---------------------------------------------------------
                                                          FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
                                                   ---------------------------------------------------------
                                                                            VIP III            VIP III
                                                         VIP II             GROWTH             GROWTH
                                                       CONTRA-FUND       OPPORTUNITIES      OPPORTUNITIES
                                                       SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -------------------   -------------   -------------------
                                                     FOR THE PERIOD       FOR THE SIX      FOR THE PERIOD
                                                   NOVEMBER 9, 1999**    MONTHS ENDED    NOVEMBER 9, 1999**
                                                         THROUGH           JUNE 30,            THROUGH
                                                    DECEMBER 31, 1999        2000         DECEMBER 31, 1999
                                                   -------------------   -------------   -------------------
                                                                          (UNAUDITED)
From operations:
  Net investment income (loss)...................       $    (29)          $  5,213            $   (12)
  Net realized gain (loss) on investments........            246             (4,027)                11
  Net change in unrealized appreciation
    (depreciation) of investments................          7,066             (2,159)               375
                                                        --------           --------            -------
Net increase (decrease) in net assets resulting
  from operations................................          7,283               (973)               374
                                                        --------           --------            -------
From unit transactions:
  Net proceeds from the issuance of units........        111,883            219,176             33,785
  Net asset value of units redeemed or used to
    meet contract obligations....................         (2,457)           (25,373)              (527)
                                                        --------           --------            -------
Net increase from unit transactions..............        109,426            193,803             33,258
                                                        --------           --------            -------
Net increase in net assets.......................        116,709            192,830             33,632
Net assets beginning of period...................              0             33,632                  0
                                                        --------           --------            -------
Net assets end of period*........................       $116,709           $226,462            $33,632
                                                        ========           ========            =======
Unit transactions:
Units outstanding beginning of period............              0              3,320                  0
Units issued during the period...................         10,466             22,579              3,373
Units redeemed during the period.................           (229)            (2,645)               (53)
                                                        --------           --------            -------
Units outstanding end of period..................         10,237             23,254              3,320
                                                        ========           ========            =======
---------------
 * Includes undistributed net investment income
   (loss) of:                                           $    (29)          $  5,201            $   (12)
                                                        ========           ========            =======
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                         MONY CUSTOM EQUITY MASTER
                                                  ------------------------------------------------------------------------
                                                                             JANUS ASPEN SERIES
                                                  ------------------------------------------------------------------------
                                                   AGGRESSIVE        AGGRESSIVE
                                                     GROWTH            GROWTH            BALANCED           BALANCED
                                                   SUBACCOUNT        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                  ------------   -------------------   ------------   --------------------
                                                  FOR THE SIX      FOR THE PERIOD      FOR THE SIX       FOR THE PERIOD
                                                  MONTHS ENDED   NOVEMBER 2, 1999**    MONTHS ENDED   NOVEMBER 15, 1999**
                                                    JUNE 30,           THROUGH           JUNE 30,           THROUGH
                                                      2000        DECEMBER 31, 1999        2000        DECEMBER 31, 1999
                                                  ------------   -------------------   ------------   --------------------
                                                  (UNAUDITED)                          (UNAUDITED)
From operations:
  Net investment income (loss)..................   $  214,064         $   (108)          $ 32,309           $   267
  Net realized gain on investments..............       43,795            1,909              1,525                30
  Net change in unrealized appreciation
    (depreciation) of investments...............     (317,124)          58,539            (30,452)              825
                                                   ----------         --------           --------           -------
Net increase (decrease) in net assets resulting
  from operations...............................      (59,265)          60,340              3,382             1,122
                                                   ----------         --------           --------           -------
From unit transactions:
  Net proceeds from the issuance of units.......    2,736,601          355,366            538,798            30,519
  Net asset value of units redeemed or used to
    meet contract obligations...................     (259,374)         (10,443)           (48,057)             (985)
                                                   ----------         --------           --------           -------
Net increase from unit transactions.............    2,477,227          344,923            490,741            29,534
                                                   ----------         --------           --------           -------
Net increase in net assets......................    2,417,962          405,263            494,123            30,656
Net assets beginning of period..................      405,263                0             30,656                 0
                                                   ----------         --------           --------           -------
Net assets end of period*.......................   $2,823,225         $405,263           $524,779           $30,656
                                                   ==========         ========           ========           =======
Unit transactions:
Units outstanding beginning of period...........       29,042                0              2,882                 0
Units issued during the period..................      190,030           29,886             50,692             2,978
Units redeemed during the period................      (19,516)            (844)            (4,503)              (96)
                                                   ----------         --------           --------           -------
Units outstanding end of period.................      199,556           29,042             49,071             2,882
                                                   ==========         ========           ========           =======
---------------
 * Includes undistributed net investment income
   (loss) of:                                      $  213,956         $   (108)          $ 32,576           $   267
                                                   ==========         ========           ========           =======
** Commencement of operations

                                                      MONY CUSTOM EQUITY MASTER
                                                  ----------------------------------
                                                          JANUS ASPEN SERIES
                                                  ----------------------------------
                                                    CAPITAL            CAPITAL
                                                  APPRECIATION      APPRECIATION
                                                   SUBACCOUNT        SUBACCOUNT
                                                  ------------   -------------------
                                                  FOR THE SIX      FOR THE PERIOD
                                                  MONTHS ENDED   NOVEMBER 2, 1999**
                                                    JUNE 30,           THROUGH
                                                      2000        DECEMBER 31, 1999
                                                  ------------   -------------------
                                                  (UNAUDITED)
From operations:
  Net investment income (loss)..................   $    4,106         $    321
  Net realized gain on investments..............       28,350              901
  Net change in unrealized appreciation
    (depreciation) of investments...............     (102,642)          31,686
                                                   ----------         --------
Net increase (decrease) in net assets resulting
  from operations...............................      (70,186)          32,908
                                                   ----------         --------
From unit transactions:
  Net proceeds from the issuance of units.......    1,568,413          192,015
  Net asset value of units redeemed or used to
    meet contract obligations...................     (110,820)          (5,027)
                                                   ----------         --------
Net increase from unit transactions.............    1,457,593          186,988
                                                   ----------         --------
Net increase in net assets......................    1,387,407          219,896
Net assets beginning of period..................      219,896                0
                                                   ----------         --------
Net assets end of period*.......................   $1,607,303         $219,896
                                                   ==========         ========
Unit transactions:
Units outstanding beginning of period...........       16,682                0
Units issued during the period..................      118,982           17,128
Units redeemed during the period................       (8,426)            (446)
                                                   ----------         --------
Units outstanding end of period.................      127,238           16,682
                                                   ==========         ========
---------------
 * Includes undistributed net investment income
   (loss) of:                                      $    4,427         $    321
                                                   ==========         ========
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                   MONY CUSTOM EQUITY MASTER
                                                              -----------------------------------
                                                                      JANUS ASPEN SERIES
                                                              -----------------------------------
                                                               WORLDWIDE           WORLDWIDE
                                                                 GROWTH             GROWTH
                                                               SUBACCOUNT         SUBACCOUNT
                                                              ------------    -------------------
                                                              FOR THE SIX       FOR THE PERIOD
                                                              MONTHS ENDED    NOVEMBER 3, 1999**
                                                                JUNE 30,            THROUGH
                                                                  2000         DECEMBER 31, 1999
                                                              ------------    -------------------
                                                              (UNAUDITED)
From operations:
  Net investment income (loss)..............................   $   24,812          $    (56)
  Net realized gain on investments..........................       23,437             1,348
  Net change in unrealized appreciation (depreciation) of
     investments............................................      (77,875)           22,930
                                                               ----------          --------
Net increase (decrease) in net assets resulting from
  operations................................................      (29,626)           24,222
                                                               ----------          --------
From unit transactions:
  Net proceeds from the issuance of units...................    1,813,445           201,994
  Net asset value of units redeemed or used to meet contract
     obligations............................................     (116,773)           (6,798)
                                                               ----------          --------
Net increase from unit transactions.........................    1,696,672           195,196
                                                               ----------          --------
Net increase in net assets..................................    1,667,046           219,418
Net assets beginning of period..............................      219,418                 0
                                                               ----------          --------
Net assets end of period*...................................   $1,886,464          $219,418
                                                               ==========          ========
Unit transactions:
Units outstanding beginning of period.......................       16,721                 0
Units issued during the period..............................      133,077            17,285
Units redeemed during the period............................       (8,694)             (564)
                                                               ----------          --------
Units outstanding end of period.............................      141,104            16,721
                                                               ==========          ========
---------------
 * Includes undistributed net investment income (loss) of:     $   24,756          $    (56)
                                                               ==========          ========
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND BUSINESS:

     MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life Insurance policies, which include Variable Life (Strategist), Variable Universal Life (MONY Equity Master, MONY Custom Equity Master and MONY Custom Estate Master) and Corporate Sponsored Variable Life Insurance policies. These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related only to the Variable Universal Life Insurance policies (MONY Custom Equity Master) is presented here.

     There are twenty-five MONY Custom Equity Master subaccounts within the Variable Account, each of which invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Funds, or Janus Aspen Series (collectively, the "Funds"). The Funds are registered under the 1940 Act as open end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

     A full presentation of the related financial statements and footnotes of the Funds are contained on pages hereinafter and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES:

     The preparation of financial statements in accordance with accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investment:

     The investment in shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the respective portfolio, as reported by such portfolio. Net asset value is based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the money market portfolios, the net asset value is based on the amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

     Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments in the portfolios of the Funds are determined on the identified cost basis. Dividend income is recorded on ex-dividend date. Investment income includes distributions of dividends and net realized gains received from the respective portfolios of the Funds. Investment income received is reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

     MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

2. SIGNIFICANT ACCOUNTING POLICIES: (CONTINUED) expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

3. RELATED PARTY TRANSACTIONS:

     MONY America is the legal owner of the assets held by the Variable Account.

     Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

     The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY America. A surrender charge may be imposed by MONY America when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for the MONY Custom Equity Master Subaccounts for the six months ended June 30, 2000 aggregated $5,360,861.

     MONY America receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0.35% of average daily net assets of each of the MONY Custom Estate Master subaccounts. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

     Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

4. INVESTMENT TRANSACTIONS:

     Cost of shares acquired and the proceeds from redemption of shares by each subaccount during the six months ended June 30, 2000 were as follows:

                                                              COST OF SHARES    PROCEEDS FROM
MONY CUSTOM EQUITY MASTER SUBACCOUNTS                            ACQUIRED      SHARES REDEEMED
-------------------------------------                         --------------   ---------------
MONY Series Funds, Inc.
Intermediate Term Bond Portfolio............................    $  135,831       $  218,416
Long Term Bond Portfolio....................................       325,573          115,487
Government Securities Portfolio.............................       360,564           78,633
Money Market Portfolio......................................     4,677,798        2,635,297
Enterprise Accumulation Trust
Equity Portfolio............................................     1,480,381          626,291
Small Company Value Portfolio...............................     1,826,553          916,594
Managed Portfolio...........................................     2,669,877        1,562,998
International Growth Portfolio..............................     1,245,433          537,640
High Yield Bond Portfolio...................................       323,672          198,929
Growth Portfolio............................................     7,184,971        3,040,820
Growth and Income Portfolio.................................     2,049,153          999,959
Small Company Growth Portfolio..............................     1,921,889          609,448
Equity Income Portfolio.....................................       559,788          302,803
Capital Appreciation Portfolio..............................     1,802,247          559,109

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

4. INVESTMENT TRANSACTIONS: (CONTINUED)

                                                              COST OF SHARES    PROCEEDS FROM
MONY CUSTOM EQUITY MASTER SUBACCOUNTS                            ACQUIRED      SHARES REDEEMED
-------------------------------------                         --------------   ---------------
Multi-Cap Growth Portfolio..................................    $4,502,650       $  692,970
Balanced Portfolio..........................................       145,870           28,093
Dreyfus
Dreyfus Stock Index Fund....................................     1,290,641          177,347
The Dreyfus Socially Responsible Growth Fund, Inc...........       130,570           21,952
Fidelity Variable Insurance Product Funds
VIP Growth Portfolio........................................       841,784          157,362
VIP II Contrafund Portfolio.................................     1,087,467          157,625
VIP III Growth Opportunities Portfolio......................       237,125           43,530
Janus Aspen Series Fund
Aggressive Growth Portfolio.................................     2,892,364          417,478
Balanced Portfolio..........................................       548,397           58,012
Capital Appreciation Portfolio..............................     1,670,267          214,006
World-wide Growth Portfolio.................................     1,855,400          160,302

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                   UNAUDITED INTERIM CONDENSED BALANCE SHEETS
                      JUNE 30, 2000 AND DECEMBER 31, 1999

                                                              JUNE 30,   DECEMBER 31,
                                                                2000         1999
                                                              --------   ------------
                                                                  ($ IN MILLIONS)
                                       ASSETS
Investments:
Fixed maturity securities available-for-sale, at fair
  value.....................................................  $  982.9     $1,048.8
Mortgage loans on real estate...............................     164.3        165.0
Policy loans................................................      65.1         58.8
Real estate.................................................       7.3          6.9
Other invested assets.......................................       3.6          2.3
                                                              --------     --------
                                                               1,223.2      1,281.8
                                                              --------     --------
Cash and cash equivalents...................................       1.0         28.9
Accrued investment income...................................      21.4         20.4
Amounts due from reinsurers.................................      17.6         18.6
Deferred policy acquisition costs...........................     450.5        406.4
Current federal income taxes receivable.....................       7.2          2.3
Other assets................................................       8.9         24.9
Separate account assets.....................................   4,274.7      4,387.2
                                                              --------     --------
          Total assets......................................  $6,004.5     $6,170.5
                                                              ========     ========
                        LIABILITIES AND SHAREHOLDER'S EQUITY
Future policy benefits......................................  $  131.1     $  123.4
Policyholders' account balances.............................   1,133.9      1,154.1
Other policyholders' liabilities............................      53.1         54.0
Accounts payable and other liabilities......................      26.3         79.5
Note payable to affiliate (Note 5)..........................      47.9         49.0
Deferred federal income taxes...............................      26.9         19.4
Separate account liabilities................................   4,274.7      4,387.2
                                                              --------     --------
          Total liabilities.................................  $5,693.9     $5,866.6
                                                              ========     ========
Commitments and contingencies (Note 4)
Common stock $1.00 par value; 5,000,000 shares authorized,
  2,500,000 issued and outstanding..........................  $    2.5     $    2.5
Capital in excess of par....................................     199.7        199.7
Retained earnings...........................................     117.0        109.0
Accumulated other comprehensive loss........................      (8.6)        (7.3)
                                                              --------     --------
          Total shareholder's equity........................     310.6        303.9
                                                              --------     --------
          Total liabilities and shareholder's equity........  $6,004.5     $6,170.5
                                                              ========     ========

  See accompanying notes to unaudited interim condensed financial statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                UNAUDITED INTERIM CONDENSED STATEMENTS OF INCOME
                            AND COMPREHENSIVE INCOME
                THREE-MONTH PERIODS ENDED JUNE 30, 2000 AND 1999

                                                               2000     1999
                                                              ------   ------
                                                              ($ IN MILLIONS)
REVENUES:
Universal life and investment-type product policy fees......  $43.9    $38.8
Premiums....................................................    7.4      1.3
Net investment income.......................................   23.3     24.1
Net realized (losses)/gains on investments..................   (1.7)     1.0
Other income................................................    4.2      1.5
                                                              -----    -----
                                                               77.1     66.7
                                                              -----    -----
BENEFITS AND EXPENSES:
Benefits to policyholders...................................   19.8     10.2
Interest credited to policyholders' account balances........   14.8     16.1
Amortization of deferred policy acquisition costs...........   15.2     10.0
Other operating costs and expenses..........................   21.2     20.2
                                                              -----    -----
                                                               71.0     56.5
                                                              -----    -----
Income before income taxes..................................    6.1     10.2
Income tax expense..........................................    1.5      3.5
                                                              -----    -----
Net income..................................................    4.6      6.7
Other comprehensive loss, net...............................   (0.6)    (6.0)
                                                              -----    -----
Comprehensive income........................................  $ 4.0    $ 0.7
                                                              =====    =====

  See accompanying notes to unaudited interim condensed financial statements.

                UNAUDITED INTERIM CONDENSED STATEMENTS OF INCOME
                            AND COMPREHENSIVE INCOME

                 SIX-MONTH PERIODS ENDED JUNE 30, 2000 AND 1999

                                                               2000     1999
                                                              ------   -------
                                                              ($ IN MILLIONS)
REVENUES:
Universal life and investment-type product policy fees......  $82.0    $ 71.3
Premiums....................................................   12.3       2.3
Net investment income.......................................   47.0      48.3
Net realized (losses)/gains on investments..................   (1.8)      1.2
Other Income................................................    7.5       3.1
                                                              -----    ------
                                                              147.0     126.2
                                                              -----    ------
BENEFITS AND EXPENSES:
Benefits to policyholders...................................   32.3      20.0
Interest credited to policyholders' account balances........   30.9      32.6
Amortization of deferred policy acquisition costs...........   28.1      20.0
Other operating costs and expenses..........................   44.3      39.2
                                                              -----    ------
                                                              135.6     111.8
                                                              -----    ------
Income before income taxes..................................   11.4      14.4
Income tax expense..........................................    3.4       5.0
                                                              -----    ------
Net income..................................................    8.0       9.4
Other comprehensive loss, net...............................  $(1.3)   $ (9.5)
                                                              -----    ------
Comprehensive income (loss).................................  $ 6.7    $ (0.1)
                                                              =====    ======

  See accompanying notes to unaudited interim condensed financial statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                     UNAUDITED INTERIM CONDENSED STATEMENT
                       OF CHANGES IN SHAREHOLDER'S EQUITY
                      SIX-MONTH PERIOD ENDED JUNE 30, 2000

                                                                            ACCUMULATED
                                                     CAPITAL                   OTHER           TOTAL
                                           COMMON   IN EXCESS   RETAINED   COMPREHENSIVE   SHAREHOLDER'S
                                           STOCK     OF PAR     EARNINGS   INCOME/(LOSS)      EQUITY
                                           ------   ---------   --------   -------------   -------------
Balance, December 31, 1999...............   $2.5     $199.7      $109.0        $(7.3)         $303.9
Comprehensive income:....................
  Net income                                                        8.0                          8.0
  Other comprehensive income:
     Unrealized losses on investments,
       net of unrealized gains,
       reclassification adjustments, and
       taxes.............................                                       (1.3)           (1.3)
                                                                                              ------
Comprehensive income.....................                                                        6.7
                                            ----     ------      ------        -----          ------
Balance, June 30, 2000...................   $2.5     $199.7      $117.0        $(8.6)         $310.6
                                            ====     ======      ======        =====          ======

  See accompanying notes to unaudited interim condensed financial statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

              UNAUDITED INTERIM CONDENSED STATEMENTS OF CASH FLOWS
                 SIX-MONTH PERIODS ENDED JUNE 30, 2000 AND 1999

                                                               2000      1999
                                                              -------   -------
                                                               ($ IN MILLIONS)
NET CASH (USED IN) OPERATING ACTIVITIES.....................  $ (76.4)  $ (23.0)
CASH FLOWS FROM INVESTING ACTIVITIES:
Sales, maturities or repayments of:
  Fixed maturities..........................................    102.8     138.6
  Mortgage loans on real estate.............................      7.3      12.0
  Other invested assets.....................................       --       3.7
Acquisitions of investments:
  Fixed maturities..........................................    (44.6)   (229.0)
  Mortgage loans on real estate.............................     (6.4)    (47.5)
  Real estate...............................................     (0.5)     (0.3)
  Other invested assets.....................................     (0.9)     (0.9)
  Policy loans, net.........................................     (6.3)     (2.4)
  Other, net................................................       --       0.3
                                                              -------   -------
Net cash provided by/(used in) investing activities.........  $  51.4   $(125.5)
                                                              -------   -------
CASH FLOWS FROM FINANCING ACTIVITIES:
Note payable to affiliate...................................       --      50.5
Repayment of note to affiliate..............................     (1.0)     (0.5)
Receipts from annuity and universal life policies credited
  to policyholders' account balances........................    937.4     595.5
Return of policyholders' account balances on annuity and
  universal life policies...................................   (939.3)   (582.5)
                                                              -------   -------
Net cash (used in)/provided by financing activities.........     (2.9)     63.0
                                                              -------   -------
Net decrease in cash and cash equivalents...................    (27.9)    (85.5)
Cash and cash equivalents, beginning of year................     28.9     133.4
                                                              -------   -------
Cash and cash equivalents, end of period....................  $   1.0   $  47.9
                                                              =======   =======

  See accompanying notes to unaudited interim condensed financial statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

           NOTES TO UNAUDITED INTERIM CONDENSED FINANCIAL STATEMENTS

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

     MONY Life Insurance Company of America (the "Company"), an Arizona stock life insurance company, is a wholly-owned subsidiary of MONY Life Insurance Company of New York ("MONY Life"), formerly The Mutual Life Insurance Company of New York, which converted from a mutual life insurance company to a stock life insurance company (the "Demutualization"). MONY Life is a wholly-owned subsidiary of The MONY Group, Inc. (the "MONY Group").

     The Company's primary business is to provide asset accumulation and life insurance products to business owners, growing families, and pre-retirees. The Company's insurance and financial products are marketed and distributed directly to individuals primarily through MONY Life's career agency sales force. These products are sold in 49 states (not including New York), the District of Columbia, the U.S. Virgin Islands and Puerto Rico.

2. BASIS OF PRESENTATION

     The accompanying unaudited interim condensed financial statements are prepared in conformity with generally accepted accounting principles ("GAAP") which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In the opinion of management, these statements include all adjustments which were normal recurring adjustments necessary to present fairly the financial position, results of operations and cash flows for the periods presented. These statements should be read in conjunction with the financial statements of the Company for the year ended December 31, 1999 in the Company's 1999 Annual Report on Form 10-K. The results of operations for the three-month and six-month periods ended June 30, 2000 are not necessarily indicative of the results to be expected for the full year.

3. FEDERAL INCOME TAXES

     Federal income taxes for interim periods have been computed using an estimated annual effective tax rate. This rate is revised, if necessary, at the end of each successive interim period to reflect the current estimate of the annual effective tax rate. In the second quarter to 2000, the effective tax rate was revised to reflect higher dividends received deductions.

4. COMMITMENTS AND CONTINGENCIES

     Since late 1995 a number of purported class actions have been commenced in various state and federal courts against the Company alleging that the Company engaged in deceptive sales practices in connection with the sale of whole and universal life insurance policies in the 1980s and 1990s. Although the claims asserted in each case are not identical, they seek substantially the same relief under essentially the same theories of recovery (i.e., breach of contract, fraud, negligent misrepresentation, negligent supervision and training, breach of fiduciary duty, unjust enrichment and violation of state insurance and/or deceptive business practice laws). Plaintiffs in these cases seek primarily equitable relief (e.g., reformation, specific performance, mandatory injunctive relief prohibiting the Company from canceling policies for failure to make required premium payments, imposition of a constructive trust and creation of a claims resolution facility to adjudicate any individual issues remaining after resolution of all class-wide issues) as opposed to compensatory damages, although they also seek compensatory damages in unspecified amounts. The Company has answered the complaints in each action (except for one being voluntarily held in abeyance), has denied any wrongdoing and has asserted numerous affirmative defenses.

     On June 7, 1996, the New York State Supreme Court certified one of those cases, Goshen v. The Mutual Life Insurance Company of New York and MONY Life Insurance Company of America, the Goshen case,

                     MONY LIFE INSURANCE COMPANY OF AMERICA
being the first of the aforementioned class actions filed, as a nationwide class consisting of all persons or entities who have, or at the time of the policy's termination had, an ownership interest in a whole life or universal life insurance policy issued by the Company and sold on an alleged "vanishing premium" basis during the period January 1, 1982 to December 31, 1995. On March 27, 1997, the Company filed a motion to dismiss or, alternatively, for summary judgement on all counts of the complaint. All of the other putative class actions have been consolidated and transferred by the Judicial Panel on Multidistrict Litigation to the United States District Court for the District of Massachusetts, or are being voluntarily held in abeyance pending the outcome of the Goshen case.

     On October 21, 1997, the New York State Supreme Court granted the Company's motion for summary judgement and dismissed all claims filed in the Goshen case against the Company. On December 20, 1999, the New York State Court of Appeals affirmed the dismissal of all but one of the claims in the Goshen case (a claim under New York's General Business Law), which has been remanded back to the New York State Supreme Court for further proceedings consistent with the opinion. The Company intends to defend itself vigorously against the sole remaining claim. There can be no assurance that the present litigation relating to sales practices will not have a material adverse effect on the Company.

     In addition to the matters discussed above, the Company is involved in various other legal actions and proceedings in connection with its business. The claimants in certain of these actions and proceedings seek damages of unspecified amounts.

     While the outcome of such matters cannot be predicted with certainty, in the opinion of management, any liability resulting from the resolution of these matters will not have a material adverse effect on the Company's financial position or results of operations.

     Insurance companies are subject to assessments up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, such assessments will not have a material adverse effect on the financial position and the results of operations of the Company.

     At June 30, 2000, the Company had a commitment outstanding of $0.6 million for fixed rate agricultural loan with periodic interest rate reset dates. The initial interest rate on the agricultural loan is 8.9%. There were no commitments outstanding for commercial mortgages as of June 30, 2000. The Company had commitments outstanding to purchase $15.3 million of private fixed maturity securities as of June 30, 2000 with interest rates ranging from 7.9% to 10.8%.

5. NOTE PAYABLE TO AFFILIATE

     On March 5, 1999, the Company borrowed $50.5 million from MONY Benefits Management Corp. ("MBMC"), an affiliate, in exchange for a note payable in the same amount. The note bears interest at 6.75% per annum and matures on March 5, 2014. Principal and interest are payable quarterly to MBMC. The carrying value of the note as of June 30, 2000 is $48.0 million.

6. INTERCOMPANY REINSURANCE AGREEMENTS

     The Company entered into a modified coinsurance agreement with U.S. Financial Life Insurance Company ("USFL"), an affiliate, effective January 1, 1999, whereby the Company agrees to reinsure 90% of all level term life insurance policies written by USFL after January 1, 1999. Under the agreement, the Company will share in all premiums and benefits for such policies based on the 90% quota share percentage, after consideration of existing reinsurance agreements previously in force on this business. In addition, the Company will reimburse USFL for its quota share of expense allowances, as defined in the agreement. At June 30, 2000 the Company recorded a payable of $5.7 million to USFL in connection with this agreement which is included in Accounts Payable and Other Liabilities in the balance sheet.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

     Effective September 1, 1999, the Company recaptured its reinsurance agreements with MONY Life for all in force and new business. The Company simultaneously entered into new reinsurance agreements with third party reinsurers which reinsured the same block of business as that previously reinsured by MONY Life. Under the new reinsurance agreements, the Company increased its retention limits on new business for any one person for individual products from $0.5 million to $4.0 million and on last survivor products from $0.5 million to $6.0 million.

            STANDARD LEDGER STATEMENT -- SUPPLEMENTAL FOOTNOTE PAGE
                           MONY CUSTOM EQUITY MASTER
               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY
                     MONY LIFE INSURANCE COMPANY OF AMERICA

ADDITIONAL INFORMATION

     This policy has been tested for the possibility of classification as a modified endowment. This test is not a guarantee that a policy will not be classified as a modified endowment.

     This illustration has been checked against federal tax laws relating to their definition of life insurance and is in compliance based on proposed premium payments and coverages. Any decrease in specified amount and/or a change in death benefit option 2 to death benefit option 1 and/or surrenders occurring in the first 15 years may cause a taxable event. In addition, if the policy is defined as a modified endowment policy, a loan, surrender, or assignment or pledge (unless such assignment or pledge is for burial expenses and the maximum death benefit is not in excess of $25,000) may be considered a taxable distribution and a ten percent penalty may be added to any tax on the distribution. Please consult your tax advisor for advice.

                               GUIDELINE PREMIUMS

   AGE, GENDER, UNDERWRITING CLASSIFICATION     INITIAL GUIDELINE   INITIAL GUIDELINE
           AND DEATH BENEFIT OPTION              SINGLE PREMIUM      ANNUAL PREMIUM
   ----------------------------------------     -----------------   -----------------
Age 45, Male, Non-Smoker Preferred, Option 1       $48,612.51          $ 4,061.34
Age 45, Female, Non-Smoker Preferred, Option 1     $41,861.02          $ 3,427.79
Age 45, Male, Smoker Standard, Option 1            $61,692.34          $ 5,353.98
Age 45, Male, Non-Smoker, Preferred, Option 2      $48,612.51          $12,870.41
Age 35, Male, Non-Smoker, Preferred, Option 1      $31,129.31          $ 2,528.64
Age 55, Male, Non-Smoker, Preferred, Option 1      $73,860.30          $ 6,778.45

     Values shown on this illustration are based on a policyowner tax bracket of 0%.

     Premiums are assumed to be paid at the beginning of the payment period. Policy values and ages are shown as of the end of the policy year and reflect the effect of all loans and surrenders. The death proceeds, fund value and value upon surrender will differ if premiums are paid in different amounts, frequencies, or not on the due date.

     The policy's cash value is net of any applicable surrender charge.

     Premiums less the following deductions are added to the fund value:

     1.  A premium tax charge of 2.25% of gross premiums in all policy years.

     2. A sales charge on the gross premiums. The sales charges equal 4% of each premium dollar paid for amounts less than $500,000, and 3% for total amounts of $500,000 or more.

     3.  A DAC tax charge of 1.50% of gross premiums in all policy years.

     Those columns assuming guaranteed charges use the current monthly mortality charges, current monthly administrative charges, current charges for mortality and expense risks, current charges for rider benefits, if any, and current premium sales charge ("current charges" for the first year) as well as the assumed hypothetical gross annual investment return indicated. Thereafter these columns use guaranteed monthly mortality charges, guaranteed monthly administrative charges, guaranteed charges for mortality and expense risks, guaranteed charges for rider benefits if any, guaranteed maximum premium sales charge, and the assumed hypothetical gross annual investment return indicated. Those columns assuming current charges are based upon "current charges" and the assumed hypothetical gross annual investment return indicated.

     The current charges declared by MONY Life Insurance Company of America are guaranteed for the first policy year and apply to policies issued as of the illustration preparation date and could change between the preparation date and the date the policy is issued. After the first policy year, current charges are not guaranteed, and may be changed at the discretion of MONY Life Insurance Company of America.

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*          GUARANTEED CHARGES**          CURRENT CHARGES***
                    --------------------------   --------------------------   --------------------------
            NET         0.00% (-.75% NET)            0.00% (-.75% NET)            0.00% (-.75% NET)
 POLICY   PREMIUM    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
   1       2,650         0    1,813   200,000         0    1,813   200,000         0    1,813   200,000
   5       2,650     4,585    6,705   200,000     4,585    6,705   200,000     6,251    8,371   200,000
   10      2,650     9,413   10,738   200,000     9,413   10,738   200,000    14,628   15,953   200,000
   20      2,650     6,766    6,766   200,000     6,766    6,766   200,000    23,937   23,937   200,000
@ Age 70   2,650    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    21,026   21,026   200,000
@ Age 85  LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED
@ Age 90  LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED

* Policy lapses in policy year 23 based on guaranteed charges and a gross investment return of 0.00%.
** Policy lapses in policy year 23 based on guaranteed charges and a gross investment return of 0.00%.
*** Policy lapses in policy year 22 based on current charges and a gross investment return of 0.00%.


APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand
ACKNOWLEDGEMENT                 that any not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.

                                -------------------------------------   -------------------------
                                Signature of Applicant or Policyowner   Date

REPRESENTATIVE'S                I certify that this illustration has been presented to the
ACKNOWLEDGEMENT                 applicant and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.

                                -------------------------------------   -------------------------
                                Signature of Applicant or Policyowner   Date

Age 45 Male Non-Smoker Preferred                                                       Prepared On: 09/08/00
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                  Version 2.01
Initial Modal Premium: $2,650.00-Premium Mode: Annual-Riders: None                              Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                                   GUARANTEED CHARGES                            CURRENT CHARGES
                                 ------------------------------------------------------  --------------------------------
END                    PREMIUM        0.00% (-.75% NET)           0.00% (-.75% NET)             0.00% (-.75% NET)
 OF          PREMIUM   ACCUM'D     CASH       FUND    DEATH     CASH    FUND    DEATH      CASH        FUND       DEATH
YEAR   AGE   OUTLAY     AT 5%      VALUE     VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS    VALUE       VALUE     PROCEEDS
  1    46     2,650     2,783          0      1,813  200,000        0   1,813  200,000         0       1,813     200,000
  2    47     2,650     5,704      1,022      3,142  200,000    1,022   3,142  200,000     1,419       3,539     200,000
  3    48     2,650     8,772      2,272      4,392  200,000    2,272   4,392  200,000     3,059       5,179     200,000
  4    49     2,650    11,993      3,467      5,587  200,000    3,467   5,587  200,000     4,662       6,782     200,000
  5    50     2,650    15,375      4,585      6,705  200,000    4,585   6,705  200,000     6,251       8,371     200,000
  6    51     2,650    18,926      5,605      7,725  200,000    5,605   7,725  200,000     7,825       9,945     200,000
  7    52     2,650    22,655      6,528      8,648  200,000    6,528   8,648  200,000     9,386      11,506     200,000
  8    53     2,650    26,570      7,621      9,476  200,000    7,621   9,476  200,000    11,176      13,031     200,000
  9    54     2,650    30,681      8,574     10,164  200,000    8,574  10,164  200,000    12,930      14,520     200,000
 10    55     2,650    34,998      9,413     10,738  200,000    9,413  10,738  200,000    14,628      15,953     200,000
 11    56     2,650    39,530     10,093     11,153  200,000   10,093  11,153  200,000    16,249      17,309     200,000
 12    57     2,650    44,289     10,615     11,410  200,000   10,615  11,410  200,000    17,773      18,568     200,000
 13    58     2,650    49,286     10,980     11,510  200,000   10,980  11,510  200,000    19,181      19,711     200,000
 14    59     2,650    54,533     11,144     11,409  200,000   11,144  11,409  200,000    20,432      20,697     200,000
 15    60     2,650    60,042     11,107     11,107  200,000   11,107  11,107  200,000    21,487      21,487     200,000
 16    61     2,650    65,827     10,846     10,846  200,000   10,846  10,846  200,000    22,371      22,371     200,000
 17    62     2,650    71,901     10,336     10,336  200,000   10,336  10,336  200,000    23,062      23,062     200,000
 18    63     2,650    78,278      9,509      9,509  200,000    9,509   9,509  200,000    23,542      23,542     200,000
 19    64     2,650    84,975      8,336      8,336  200,000    8,336   8,336  200,000    23,834      23,834     200,000
 20    65     2,650    92,006      6,766      6,766  200,000    6,766   6,766  200,000    23,937      23,937     200,000
 21    66     2,650    99,389      4,742      4,742  200,000    4,742   4,742  200,000    23,853      23,853     200,000
 22    67     2,650   107,141      2,226      2,226  200,000    2,226   2,226  200,000    23,517      23,517     200,000
 23    68     2,650   115,280     LAPSED     LAPSED   LAPSED   LAPSED  LAPSED   LAPSED    22,929      22,929     200,000
 24    69     2,650   123,827                                                             22,107      22,107     200,000
 25    70     2,650   132,801                                                             21,026      21,026     200,000

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                                                    Prepared On: 09/08/00
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1               Version 2.01
Initial Modal Premium: $2,650.00-Premium Mode: Annual-Riders: None                           Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                                 GUARANTEED CHARGES                      CURRENT CHARGES
                                 --------------------------------------------------  ------------------------
END                    PREMIUM      0.00% (-.75% NET)         0.00% (-.75% NET)         0.00% (-.75% NET)
 OF          PREMIUM   ACCUM'D    CASH    FUND    DEATH     CASH    FUND    DEATH     CASH    FUND    DEATH
YEAR   AGE   OUTLAY     AT 5%    VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS
 26    71     2,650    142,223                                                       19,637  19,637  200,000
 27    72     2,650    152,117                                                       18,000  18,000  200,000
 28    73     2,650    162,505                                                       15,996  15,996  200,000
 29    74     2,650    173,413                                                       13,550  13,550  200,000
 30    75     2,650    184,866                                                       10,597  10,597  200,000
 31    76     2,650    196,892                                                        7,091   7,091  200,000
 32    77     2,650    209,519                                                        2,957   2,957  200,000
 33    78         0    219,995                                                       LAPSED  LAPSED   LAPSED

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                                                    Prepared On: 09/08/00
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1               Version 2.01
Initial Modal Premium: $2,650.00-Premium Mode: Annual-Riders: None                           Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*          GUARANTEED CHARGES**           CURRENT CHARGES***
                    --------------------------   --------------------------   ----------------------------
            NET         0.00% (-.75% NET)            6.00% (5.25% NET)             6.00% (5.25% NET)
 POLICY   PREMIUM    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH      FUND      DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS    VALUE     VALUE    PROCEEDS
   1       2,650         0    1,813   200,000         0    1,940   200,000          0     1,940   200,000
   5       2,650     4,585    6,705   200,000     6,162    8,282   200,000      8,027    10,147   200,000
   10      2,650     9,413   10,738   200,000    14,857   16,182   200,000     21,335    22,660   200,000
   20      2,650     6,766    6,766   200,000    26,375   26,375   200,000     52,689    52,689   200,000
@ Age 70   2,650    LAPSED   LAPSED    LAPSED    20,215   20,215   200,000     68,802    68,802   200,000
@ Age 85   2,650    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    110,745   110,745   200,000
@ Age 90   2,650    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    105,660   105,660   200,000

* Policy lapses in policy year 23 based on guaranteed charges and a gross investment return of 0.00%.
** Policy lapses in policy year 29 based on guaranteed charges and a gross investment return of 6.00%.
*** Policy lapses in policy year 22 based on current charges and a gross investment return of 6.00%.


APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand
ACKNOWLEDGEMENT                 that any not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.

                                -------------------------------------    -------------------------
                                Signature of Applicant or Policyowner    Date

REPRESENTATIVE'S                I certify that this illustration has been presented to the
ACKNOWLEDGEMENT                 applicant and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.

                                -------------------------------------    -------------------------
                                Signature of Applicant or Policyowner    Date

Age 45 Male Non-Smoker Preferred                                                    Prepared On: 09/07/00
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1               Version 2.01
Initial Modal Premium: $2,650.00-Premium Mode: Annual-Riders: None                           Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                                   GUARANTEED CHARGES                            CURRENT CHARGES
                                 ------------------------------------------------------  --------------------------------
END                    PREMIUM        0.00% (-.75% NET)           6.00% (5.25% NET)             6.00% (5.25% NET)
 OF          PREMIUM   ACCUM'D     CASH       FUND    DEATH     CASH    FUND    DEATH      CASH        FUND       DEATH
YEAR   AGE   OUTLAY     AT 5%      VALUE     VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS    VALUE       VALUE     PROCEEDS
  1    46     2,650     2,783          0      1,813  200,000        0   1,940  200,000         0       1,940     200,000
  2    47     2,650     5,704      1,022      3,142  200,000    1,376   3,496  200,000     1,785       3,905     200,000
  3    48     2,650     8,772      2,272      4,392  200,000    2,942   5,062  200,000     3,778       5,898     200,000
  4    49     2,650    11,993      3,467      5,587  200,000    4,544   6,664  200,000     5,850       7,970     200,000
  5    50     2,650    15,375      4,585      6,705  200,000    6,162   8,282  200,000     8,027      10,147     200,000
  6    51     2,650    18,926      5,605      7,725  200,000    7,772   9,892  200,000    10,315      12,435     200,000
  7    52     2,650    22,655      6,528      8,648  200,000    9,378  11,498  200,000    12,720      14,840     200,000
  8    53     2,650    26,570      7,621      9,476  200,000   11,245  13,100  200,000    15,491      17,346     200,000
  9    54     2,650    30,681      8,574     10,164  200,000   13,064  14,654  200,000    18,367      19,957     200,000
 10    55     2,650    34,998      9,413     10,738  200,000   14,857  16,182  200,000    21,335      22,660     200,000
 11    56     2,650    39,530     10,093     11,153  200,000   16,580  17,640  200,000    24,377      25,437     200,000
 12    57     2,650    44,289     10,615     11,410  200,000   18,232  19,027  200,000    27,480      28,275     200,000
 13    58     2,650    49,286     10,980     11,510  200,000   19,810  20,340  200,000    30,627      31,157     200,000
 14    59     2,650    54,533     11,144     11,409  200,000   21,269  21,534  200,000    33,785      34,050     200,000
 15    60     2,650    60,042     11,107     11,107  200,000   22,604  22,604  200,000    36,918      36,918     200,000
 16    61     2,650    65,827     10,846     10,846  200,000   23,800  23,800  200,000    40,063      40,063     200,000
 17    62     2,650    71,901     10,336     10,336  200,000   24,834  24,834  200,000    43,211      43,211     200,000
 18    63     2,650    78,278      9,509      9,509  200,000   25,634  25,634  200,000    46,351      46,351     200,000
 19    64     2,650    84,975      8,336      8,336  200,000   26,168  26,168  200,000    49,507      49,507     200,000
 20    65     2,650    92,006      6,766      6,766  200,000   26,375  26,375  200,000    52,689      52,689     200,000
 21    66     2,650    99,389      4,742      4,742  200,000   26,192  26,192  200,000    55,905      55,905     200,000
 22    67     2,650   107,141      2,226      2,226  200,000   25,567  25,567  200,000    59,111      59,111     200,000
 23    68     2,650   115,280     LAPSED     LAPSED   LAPSED   24,421  24,421  200,000    62,317      62,317     200,000
 24    69     2,650   123,827                                  22,686  22,686  200,000    65,549      65,549     200,000
 25    70     2,650   132,801                                  20,215  20,215  200,000    68,802      68,802     200,000

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                                                  Prepared On: 09/07/00
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1             Version 2.01
Initial Modal Premium: $2,650.00-Premium Mode: Annual-Riders: None                         Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                                   GUARANTEED CHARGES                            CURRENT CHARGES
                                 ------------------------------------------------------  --------------------------------
END                    PREMIUM        0.00% (-.75% NET)           6.00% (5.25% NET)             6.00% (5.25% NET)
 OF          PREMIUM   ACCUM'D     CASH       FUND    DEATH     CASH    FUND    DEATH      CASH        FUND       DEATH
YEAR   AGE   OUTLAY     AT 5%      VALUE     VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS    VALUE       VALUE     PROCEEDS
 26    71     2,650    142,223                                 16,864  16,864  200,000    72,053      72,053     200,000
 27    72     2,650    152,117                                 12,435  12,435  200,000    75,362      75,362     200,000
 28    73     2,650    162,505                                  6,651   6,651  200,000    78,667      78,667     200,000
 29    74     2,650    173,413                                 LAPSED  LAPSED   LAPSED    81,934      81,934     200,000
 30    75     2,650    184,866                                                            85,151      85,151     200,000
 31    76     2,650    196,892                                                            88,313      88,313     200,000
 32    77     2,650    209,519                                                            91,409      91,409     200,000
 33    78     2,650    222,777                                                            94,412      94,412     200,000
 34    79     2,650    236,699                                                            97,307      97,307     200,000
 35    80     2,650    251,316                                                           100,081     100,081     200,000
 36    81     2,650    266,665                                                           102,708     102,708     200,000
 37    82     2,650    282,780                                                           105,161     105,161     200,000
 38    83     2,650    299,702                                                           107,431     107,431     200,000
 39    84     2,650    317,469                                                           109,328     109,328     200,000
 40    85     2,650    336,125                                                           110,745     110,745     200,000
 41    86     2,650    355,714                                                           111,600     111,600     200,000
 42    87     2,650    376,282                                                           111,745     111,745     200,000
 43    88     2,650    397,879                                                           110,924     110,924     200,000
 44    89     2,650    420,555                                                           108,999     108,999     200,000
 45    90     2,650    444,366                                                           105,660     105,660     200,000
 46    91     2,650    469,366                                                           100,322     100,322     200,000
 47    92     2,650    495,617                                                            92,511      92,511     200,000
 48    93     2,650    523,181                                                            81,392      81,392     200,000
 49    94     2,650    552,122                                                            66,036      66,036     200,000
 50    95     2,650    582,511                                                            44,890      44,890     200,000
 51    96     2,650    614,419                                                            16,275      16,275     200,000
 52    97         0    645,140                                                            LAPSED      LAPSED      LAPSED

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                                                    Prepared On: 09/07/00
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option1                Version 2.01
Initial Modal Premium: $2,650.00-Premium Mode: Annual-Riders: None                           Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*             GUARANTEED CHARGES**                 CURRENT CHARGES***
                    --------------------------   ---------------------------------   ---------------------------------
            NET         0.00% (-.75% NET)               12.00% (11.25% NET)                 12.00% (11.25% NET)
 POLICY   PREMIUM    CASH     FUND     DEATH       CASH        FUND        DEATH       CASH        FUND        DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS     VALUE       VALUE     PROCEEDS      VALUE       VALUE     PROCEEDS
   1       2,650         0    1,813   200,000            0       2,067     200,000           0       2,067     200,000
   5       2,650     4,585    6,705   200,000        8,035      10,155     200,000      10,118      12,238     200,000
   10      2,650     9,413   10,738   200,000       22,931      24,256     200,000      31,033      32,358     200,000
   20      2,650     6,766    6,766   200,000       76,011      76,011     200,000     118,193     118,193     200,000
@ Age 70   2,650    LAPSED   LAPSED    LAPSED      125,872     125,872     200,000     209,703     209,703     243,256
@ Age 85   2,650    LAPSED   LAPSED    LAPSED      620,636     620,636     651,668   1,039,762   1,039,762   1,091,750
@ Age 90   2,650    LAPSED   LAPSED    LAPSED    1,007,251   1,007,251   1,057,613   1,717,929   1,717,929   1,803,826

* Policy lapses in policy year 23 based on guaranteed charges and a gross investment return of 0.00%.
** Policy continues to age 100 based on guaranteed charges and a gross investment return of 12.00%.
*** Policy continues to age 100 based on current charges and a gross investment return of 12.00%.


APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand
ACKNOWLEDGEMENT                 that any not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.

                                -------------------------------------   -------------------------
                                Signature of Applicant or Policyowner   Date

REPRESENTATIVE'S                I certify that this illustration has been presented to the
ACKNOWLEDGEMENT                 applicant and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.

                                -------------------------------------   -------------------------
                                Signature of Applicant or Policyowner   Date

Age 45 Male Non-Smoker Preferred                                                      Prepared On: 09/06/00
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                 Version 2.01
Initial Modal Premium: $2,650.00-Premium Mode: Annual-Riders: None                             Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                                         GUARANTEED CHARGES                                  CURRENT CHARGES
                                 ------------------------------------------------------------------   ------------------------------
END                    PREMIUM           0.00% (-.75% NET)                12.00% (11.25% NET)              12.00% (11.25% NET)
 OF          PREMIUM   ACCUM'D     CASH        FUND        DEATH       CASH       FUND      DEATH       CASH       FUND      DEATH
YEAR   AGE   OUTLAY     AT 5%      VALUE       VALUE     PROCEEDS     VALUE      VALUE     PROCEEDS    VALUE      VALUE     PROCEEDS
  1    46     2,650     2,783          0       1,813     200,000           0      2,067    200,000          0      2,067    200,000
  2    47     2,650     5,704      1,022       3,142     200,000       1,746      3,866    200,000      2,167      4,287    200,000
  3    48     2,650     8,772      2,272       4,392     200,000       3,674      5,794    200,000      4,559      6,679    200,000
  4    49     2,650    11,993      3,467       5,587     200,000       5,771      7,891    200,000      7,192      9,312    200,000
  5    50     2,650    15,375      4,585       6,705     200,000       8,035     10,155    200,000     10,118     12,238    200,000
  6    51     2,650    18,926      5,605       7,725     200,000      10,461     12,581    200,000     13,368     15,488    200,000
  7    52     2,650    22,655      6,528       8,648     200,000      13,070     15,190    200,000     16,979     19,099    200,000
  8    53     2,650    26,570      7,621       9,476     200,000      16,152     18,007    200,000     21,233     23,088    200,000
  9    54     2,650    30,681      8,574      10,164     200,000      19,423     21,013    200,000     25,909     27,499    200,000
 10    55     2,650    34,998      9,413      10,738     200,000      22,931     24,256    200,000     31,033     32,358    200,000
 11    56     2,650    39,530     10,093      11,153     200,000      26,665     27,725    200,000     36,637     37,697    200,000
 12    57     2,650    44,289     10,615      11,410     200,000      30,657     31,452    200,000     42,758     43,555    200,000
 13    58     2,650    49,286     10,980      11,510     200,000      34,945     35,475    200,000     49,441     49,971    200,000
 14    59     2,650    54,533     11,144      11,409     200,000      39,531     39,796    200,000     56,722     56,987    200,000
 15    60     2,650    60,042     11,107      11,107     200,000      44,459     44,459    200,000     64,645     64,645    200,000
 16    61     2,650    65,827     10,846      10,846     200,000      49,787     49,787    200,000     73,311     73,311    200,000
 17    62     2,650    71,901     10,336      10,336     200,000      55,568     55,568    200,000     82,805     82,805    200,000
 18    63     2,650    78,278      9,509       9,509     200,000      61,822     61,822    200,000     93,239     93,239    200,000
 19    64     2,650    84,975      8,336       8,336     200,000      68,616     68,616    200,000    104,799    104,799    200,000
 20    65     2,650    92,006      6,766       6,766     200,000      76,011     76,011    200,000    117,652    117,652    200,000
 21    66     2,650    99,389      4,742       4,742     200,000      84,089     84,089    200,000    132,699    132,699    200,000
 22    67     2,650   107,141      2,226       2,226     200,000      92,967     92,967    200,000    148,897    148,897    200,000
 23    68     2,650   115,280     LAPSED      LAPSED      LAPSED     102,773    102,773    200,000    167,044    167,044    200,000
 24    69     2,650   123,827                                        113,681    113,681    200,000    187,309    187,309    219,151
 25    70     2,650   132,801                                        125,872    125,872    200,000    209,703    209,703    243,256

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                                                   Prepared On: 09/06/00
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1              Version 2.01
Initial Modal Premium: $2,650.00-Premium Mode: Annual-Riders: None                          Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                                     GUARANTEED CHARGES                                 CURRENT CHARGES
                                 -----------------------------------------------------------   ---------------------------------
END                    PREMIUM      0.00% (-.75% NET)             12.00% (11.25% NET)                 12.00% (11.25% NET)
 OF          PREMIUM   ACCUM'D    CASH    FUND    DEATH      CASH        FUND        DEATH       CASH        FUND        DEATH
YEAR   AGE   OUTLAY     AT 5%    VALUE   VALUE   PROCEEDS    VALUE       VALUE     PROCEEDS      VALUE       VALUE     PROCEEDS
 26    71     2,650    142,223                               139,592     139,592     200,000     234,444     234,444     269,611
 27    72     2,650    152,117                               155,152     155,152     200,000     261,854     261,854     295,895
 28    73     2,650    162,505                               172,947     172,947     200,000     292,224     292,224     324,368
 29    74     2,650    173,413                               193,381     193,381     210,785     325,896     325,896     355,227
 30    75     2,650    184,866                               216,209     216,209     231,343     363,268     363,268     388,696
 31    76     2,650    196,892                               241,624     241,624     253,705     404,798     404,798     425,038
 32    77     2,650    209,519                               269,630     269,630     283,112     450,714     450,714     473,250
 33    78     2,650    222,777                               300,477     300,477     315,501     501,464     501,464     526,538
 34    79     2,650    236,699                               334,432     334,432     351,154     557,542     557,542     585,419
 35    80     2,650    251,316                               371,783     371,783     390,372     619,488     619,488     650,462
 36    81     2,650    266,665                               412,834     412,834     433,476     687,894     687,894     722,288
 37    82     2,650    282,780                               457,904     457,904     480,799     763,405     763,405     801,575
 38    83     2,650    299,702                               507,325     507,325     532,692     846,737     846,737     889,074
 39    84     2,650    317,469                               561,445     561,445     589,518     938,592     938,592     985,522
 40    85     2,650    336,125                               620,635     620,635     651,667   1,039,762   1,039,762   1,091,750
 41    86     2,650    355,714                               685,286     685,286     719,550   1,151,125   1,151,125   1,208,681
 42    87     2,650    376,282                               755,816     755,816     793,606   1,273,604   1,273,604   1,337,284
 43    88     2,650    397,879                               832,674     832,674     874,307   1,408,139   1,408,139   1,478,546
 44    89     2,650    420,555                               916,324     916,324     962,140   1,555,866   1,555,866   1,633,659
 45    90     2,650    444,366                             1,007,248   1,007,248   1,057,611   1,717,929   1,717,929   1,803,826
 46    91     2,650    469,366                             1,105,923   1,105,923   1,161,220   1,895,412   1,895,412   1,990,183
 47    92     2,650    495,617                             1,216,212   1,216,212   1,264,861   2,092,779   2,092,779   2,176,490
 48    93     2,650    523,181                             1,340,153   1,340,153   1,380,358   2,312,983   2,312,983   2,382,372
 49    94     2,650    552,122                             1,480,257   1,480,257   1,509,862   2,559,651   2,559,651   2,610,844
 50    95     2,650    582,511                             1,639,784   1,639,784   1,656,182   2,836,991   2,836,991   2,865,361

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                                                     Prepared On: 09/06/00
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                Version 2.01
Initial Modal Premium: $2,650.00-Premium Mode: Annual-Riders: None                            Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                                     GUARANTEED CHARGES                                 CURRENT CHARGES
                                 -----------------------------------------------------------   ---------------------------------
END                    PREMIUM      0.00% (-.75% NET)             12.00% (11.25% NET)                 12.00% (11.25% NET)
 OF          PREMIUM   ACCUM'D    CASH    FUND    DEATH      CASH        FUND        DEATH       CASH        FUND        DEATH
YEAR   AGE   OUTLAY     AT 5%    VALUE   VALUE   PROCEEDS    VALUE       VALUE     PROCEEDS      VALUE       VALUE     PROCEEDS
 51    96     2,650    614,419                             1,815,474   1,815,474   1,833,629   3,143,885   3,143,885   3,175,324
 52    97     2,650    647,922                             2,008,218   2,008,218   2,028,300   3,483,473   3,483,473   3,518,308
 53    98     2,650    683,101                             2,217,711   2,217,711   2,239,888   3,859,097   3,859,097   3,897,688
 54    99     2,650    720,038                             2,445,767   2,445,767   2,470,224   4,274,491   4,274,491   4,317,236
 55   100     2,650    758,823                             2,697,004   2,697,004   2,723,974   4,733,575   4,733,575   4,780,911

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                                                   Prepared On: 09/06/00
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1              Version 2.01
Initial Modal Premium: $2,650.00-Premium Mode: Annual-Riders: None                          Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*          GUARANTEED CHARGES**          CURRENT CHARGES***
                    --------------------------   --------------------------   --------------------------
            NET         0.00% (-.75% NET)            0.00% (-.75% NET)            0.00% (-.75% NET)
 POLICY   PREMIUM    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
   1       2,050         0    1,336   200,000         0    1,336   200,000         0    1,336   200,000
   5       2,050     2,839    4,479   200,000     2,839    4,479   200,000     4,632    6,272   200,000
   10      2,050     5,905    6,930   200,000     5,905    6,930   200,000    10,755   11,780   200,000
   20      2,050     5,669    5,669   200,000     5,669    5,669   200,000    18,121   18,121   200,000
@ Age 70   2,050    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    17,992   17,992   200,000
@ Age 85  LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED
@ Age 90  LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED

* Policy lapses in policy year 24 based on guaranteed charges and a gross investment return of 0.00%.
** Policy lapses in policy year 24 based on guaranteed charges and a gross investment return of 0.00%.
*** Policy lapses in policy year 33 based on current charges and a gross investment return of 0.00%.


APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand
ACKNOWLEDGEMENT                 that any not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.

                                -------------------------------------  -------------------------
                                Signature of Applicant or Policyowner  Date

REPRESENTATIVE'S                I certify that this illustration has been presented to the
ACKNOWLEDGEMENT                 applicant and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.

                                -------------------------------------  -------------------------
                                Signature of Applicant or Policyowner  Date

Age 45 Female Non-Smoker Preferred                                                 Prepared On: 09/08/00
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1              Version 2.01
Initial Modal Premium: $2,050.00-Premium Mode: Annual-Riders: None                          Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                                   GUARANTEED CHARGES                            CURRENT CHARGES
                                 ------------------------------------------------------  --------------------------------
END                    PREMIUM        0.00% (-.75% NET)           0.00% (-.75% NET)             0.00% (-.75% NET)
 OF          PREMIUM   ACCUM'D     CASH       FUND    DEATH     CASH    FUND    DEATH      CASH        FUND       DEATH
YEAR   AGE   OUTLAY     AT 5%      VALUE     VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS    VALUE       VALUE     PROCEEDS
  1    46     2,050     2,153          0      1,336  200,000        0   1,336  200,000         0       1,336     200,000
  2    47     2,050     4,413        549      2,189  200,000      549   2,189  200,000       971       2,611     200,000
  3    48     2,050     6,786      1,373      3,013  200,000    1,373   3,013  200,000     2,211       3,851     200,000
  4    49     2,050     9,278      2,144      3,784  200,000    2,144   3,784  200,000     3,439       5,079     200,000
  5    50     2,050    11,894      2,839      4,479  200,000    2,839   4,479  200,000     4,632       6,272     200,000
  6    51     2,050    14,641      3,484      5,124  200,000    3,484   5,124  200,000     5,814       7,454     200,000
  7    52     2,050    17,526      4,055      5,695  200,000    4,055   5,695  200,000     6,962       8,602     200,000
  8    53     2,050    20,554      4,758      6,193  200,000    4,758   6,193  200,000     8,281       9,716     200,000
  9    54     2,050    23,735      5,367      6,597  200,000    5,367   6,597  200,000     9,545      10,775     200,000
 10    55     2,050    27,074      5,905      6,930  200,000    5,905   6,930  200,000    10,755      11,780     200,000
 11    56     2,050    30,580      6,349      7,169  200,000    6,349   7,169  200,000    11,933      12,753     200,000
 12    57     2,050    34,262      6,701      7,316  200,000    6,701   7,316  200,000    13,059      13,674     200,000
 13    58     2,050    38,127      6,962      7,372  200,000    6,962   7,372  200,000    14,111      14,521     200,000
 14    59     2,050    42,186      7,130      7,335  200,000    7,130   7,335  200,000    14,981      15,186     200,000
 15    60     2,050    46,448      7,207      7,207  200,000    7,207   7,207  200,000    15,672      15,672     200,000
 16    61     2,050    50,923      7,253      7,253  200,000    7,253   7,253  200,000    16,354      16,354     200,000
 17    62     2,050    55,621      7,161      7,161  200,000    7,161   7,161  200,000    16,946      16,946     200,000
 18    63     2,050    60,555      6,886      6,886  200,000    6,886   6,886  200,000    17,426      17,426     200,000
 19    64     2,050    65,735      6,404      6,404  200,000    6,404   6,404  200,000    17,817      17,817     200,000
 20    65     2,050    71,174      5,669      5,669  200,000    5,669   5,669  200,000    18,121      18,121     200,000
 21    66     2,050    76,886      4,655      4,655  200,000    4,655   4,655  200,000    18,337      18,337     200,000
 22    67     2,050    82,882      3,357      3,357  200,000    3,357   3,357  200,000    18,445      18,445     200,000
 23    68     2,050    89,179      1,770      1,770  200,000    1,770   1,770  200,000    18,423      18,423     200,000
 24    69     2,050    95,791     LAPSED     LAPSED   LAPSED   LAPSED  LAPSED   LAPSED    18,272      18,272     200,000
 25    70     2,050   102,733                                                             17,992      17,992     200,000

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Female Non-Smoker Preferred                                                Prepared On: 09/08/00
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1             Version 2.01
Initial Modal Premium: $2,050.00-Premium Mode: Annual-Riders: None                         Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                                 GUARANTEED CHARGES                      CURRENT CHARGES
                                 --------------------------------------------------  ------------------------
END                    PREMIUM      0.00% (-.75% NET)         0.00% (-.75% NET)         0.00% (-.75% NET)
 OF          PREMIUM   ACCUM'D    CASH    FUND    DEATH     CASH    FUND    DEATH     CASH    FUND    DEATH
YEAR   AGE   OUTLAY     AT 5%    VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS
 26    71     2,050    110,022                                                       17,517  17,517  200,000
 27    72     2,050    117,675                                                       16,868  16,868  200,000
 28    73     2,050    125,712                                                       16,044  16,044  200,000
 29    74     2,050    134,150                                                       14,867  14,867  200,000
 30    75     2,050    143,010                                                       13,308  13,308  200,000
 31    76     2,050    152,313                                                       11,360  11,360  200,000
 32    77     2,050    162,081                                                        8,784   8,784  200,000
 33    78     2,050    172,337                                                        5,579   5,579  200,000
 34    79     2,050    183,107                                                        1,716   1,716  200,000
 35    80         0    192,262                                                       LAPSED  LAPSED   LAPSED

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Female Non-Smoker Preferred                                               Prepared On: 09/08/00
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1            Version 2.01
Initial Modal Premium: $2,050.00-Premium Mode: Annual-Riders: None                        Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*          GUARANTEED CHARGES**          CURRENT CHARGES***
                    --------------------------   --------------------------   --------------------------
            NET         0.00% (-.75% NET)            6.00% (5.25% NET)            6.00% (5.25% NET)
 POLICY   PREMIUM    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
   1       2,050         0    1,336   200,000         0    1,432   200,000         0    1,432   200,000
   5       2,050     2,839    4,479   200,000     3,955    5,595   200,000     5,964    7,604   200,000
   10      2,050     5,905    6,930   200,000     9,611   10,636   200,000    15,764   16,789   200,000
   20      2,050     5,669    5,669   200,000    18,519   18,519   200,000    39,121   39,121   200,000
@ Age 70   2,050    LAPSED   LAPSED    LAPSED    16,541   16,541   200,000    52,411   52,411   200,000
@ Age 85   2,050    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    77,243   77,243   200,000
@ Age 90   2,050    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    47,395   47,395   200,000

* Policy lapses in policy year 24 based on guaranteed charges and a gross investment return of 0.00%.
** Policy lapses in policy year 31 based on guaranteed charges and a gross investment return of 6.00%.
*** Policy lapses in policy year 23 based on current charges and a gross investment return of 6.00%.


APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand
ACKNOWLEDGEMENT                 that any not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.

                                -------------------------------------  -------------------------
                                Signature of Applicant or Policyowner  Date

REPRESENTATIVE'S                I certify that this illustration has been presented to the
ACKNOWLEDGEMENT                 applicant and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.

                                -------------------------------------  -------------------------
                                Signature of Applicant or Policyowner  Date

Age 45 Female Non-Smoker Preferred                                                  Prepared On: 09/07/00
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1               Version 2.01
Initial Modal Premium: $2,050.00-Premium Mode: Annual-Riders: None                           Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                                   GUARANTEED CHARGES                            CURRENT CHARGES
                                 ------------------------------------------------------  --------------------------------
END                    PREMIUM        0.00% (-.75% NET)           6.00% (5.25% NET)             6.00% (5.25% NET)
 OF          PREMIUM   ACCUM'D     CASH       FUND    DEATH     CASH    FUND    DEATH      CASH        FUND       DEATH
YEAR   AGE   OUTLAY     AT 5%      VALUE     VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS    VALUE       VALUE     PROCEEDS
  1    46     2,050     2,153          0      1,336  200,000        0   1,432  200,000         0       1,432     200,000
  2    47     2,050     4,413        549      2,189  200,000      811   2,451  200,000     1,246       2,886     200,000
  3    48     2,050     6,786      1,373      3,013  200,000    1,859   3,499  200,000     2,750       4,390     200,000
  4    49     2,050     9,278      2,144      3,784  200,000    2,915   4,555  200,000     4,329       5,969     200,000
  5    50     2,050    11,894      2,839      4,479  200,000    3,955   5,595  200,000     5,964       7,604     200,000
  6    51     2,050    14,641      3,484      5,124  200,000    5,002   6,642  200,000     7,681       9,321     200,000
  7    52     2,050    17,526      4,055      5,695  200,000    6,035   7,675  200,000     9,461      11,101     200,000
  8    53     2,050    20,554      4,758      6,193  200,000    7,258   8,693  200,000    11,513      12,948     200,000
  9    54     2,050    23,735      5,367      6,597  200,000    8,442   9,672  200,000    13,613      14,843     200,000
 10    55     2,050    27,074      5,905      6,930  200,000    9,611  10,636  200,000    15,764      16,789     200,000
 11    56     2,050    30,580      6,349      7,169  200,000   10,739  11,559  200,000    17,993      18,813     200,000
 12    57     2,050    34,262      6,701      7,316  200,000   11,828  12,443  200,000    20,281      20,896     200,000
 13    58     2,050    38,127      6,962      7,372  200,000   12,874  13,284  200,000    22,612      23,022     200,000
 14    59     2,050    42,186      7,130      7,335  200,000   13,876  14,081  200,000    24,880      25,085     200,000
 15    60     2,050    46,448      7,207      7,207  200,000   14,833  14,833  200,000    27,088      27,088     200,000
 16    61     2,050    50,923      7,253      7,253  200,000   15,812  15,812  200,000    29,410      29,410     200,000
 17    62     2,050    55,621      7,161      7,161  200,000   16,712  16,712  200,000    31,777      31,777     200,000
 18    63     2,050    60,555      6,886      6,886  200,000   17,487  17,487  200,000    34,170      34,170     200,000
 19    64     2,050    65,735      6,404      6,404  200,000   18,107  18,107  200,000    36,617      36,617     200,000
 20    65     2,050    71,174      5,669      5,669  200,000   18,519  18,519  200,000    39,121      39,121     200,000
 21    66     2,050    76,886      4,655      4,655  200,000   18,691  18,691  200,000    41,688      41,688     200,000
 22    67     2,050    82,882      3,357      3,357  200,000   18,606  18,606  200,000    44,306      44,306     200,000
 23    68     2,050    89,179      1,770      1,770  200,000   18,248  18,248  200,000    46,962      46,962     200,000
 24    69     2,050    95,791     LAPSED     LAPSED   LAPSED   17,576  17,576  200,000    49,661      49,661     200,000
 25    70     2,050   102,733                                  16,541  16,541  200,000    52,411      52,411     200,000

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Female Non-Smoker Preferred                                                 Prepared On: 09/07/00
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1              Version 2.01
Initial Modal Premium: $2,050.00-Premium Mode: Annual-Riders: None                          Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                                 GUARANTEED CHARGES                      CURRENT CHARGES
                                 --------------------------------------------------  ------------------------
END                    PREMIUM      0.00% (-.75% NET)         6.00% (5.25% NET)         6.00% (5.25% NET)
 OF          PREMIUM   ACCUM'D    CASH    FUND    DEATH     CASH    FUND    DEATH     CASH    FUND    DEATH
YEAR   AGE   OUTLAY     AT 5%    VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS
 26    71     2,050    110,022                             15,049  15,049  200,000   55,165  55,165  200,000
 27    72     2,050    117,675                             12,990  12,990  200,000   57,946  57,946  200,000
 28    73     2,050    125,712                             10,195  10,195  200,000   60,763  60,763  200,000
 29    74     2,050    134,150                              6,447   6,447  200,000   63,487  63,487  200,000
 30    75     2,050    143,010                              1,565   1,565  200,000   66,107  66,107  200,000
 31    76     2,050    152,313                             LAPSED  LAPSED   LAPSED   68,627  68,627  200,000
 32    77     2,050    162,081                                                       70,891  70,891  200,000
 33    78     2,050    172,337                                                       72,911  72,911  200,000
 34    79     2,050    183,107                                                       74,682  74,682  200,000
 35    80     2,050    194,414                                                       76,210  76,210  200,000
 36    81     2,050    206,288                                                       77,471  77,471  200,000
 37    82     2,050    218,755                                                       78,328  78,328  200,000
 38    83     2,050    231,845                                                       78,692  78,692  200,000
 39    84     2,050    245,590                                                       78,399  78,399  200,000
 40    85     2,050    260,022                                                       77,243  77,243  200,000
 41    86     2,050    275,175                                                       75,128  75,128  200,000
 42    87     2,050    291,086                                                       71,393  71,393  200,000
 43    88     2,050    307,793                                                       65,764  65,764  200,000
 44    89     2,050    325,335                                                       57,924  57,924  200,000
 45    90     2,050    343,755                                                       47,395  47,395  200,000
 46    91     2,050    363,095                                                       33,562  33,562  200,000
 47    92     2,050    383,402                                                       14,717  14,717  200,000
 48    93         0    402,572                                                       LAPSED  LAPSED   LAPSED

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Female Non-Smoker Preferred                                                Prepared On: 09/07/00
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1             Version 2.01
Initial Modal Premium: $2,050.00-Premium Mode: Annual-Riders: None                         Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*           GUARANTEED CHARGES**              CURRENT CHARGES***
                    --------------------------   ----------------------------   ---------------------------------
            NET         0.00% (-.75% NET)            12.00% (11.25% NET)               12.00% (11.25% NET)
 POLICY   PREMIUM    CASH     FUND     DEATH      CASH      FUND      DEATH       CASH        FUND        DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS    VALUE     VALUE    PROCEEDS     VALUE       VALUE     PROCEEDS
   1       2,050         0    1,336   200,000          0     1,528   200,000            0       1,528     200,000
   5       2,050     2,839    4,479   200,000      5,286     6,926   200,000        7,531       9,171     200,000
   10      2,050     5,905    6,930   200,000     15,152    16,177   200,000       23,012      24,037     200,000
   20      2,050     5,669    5,669   200,000     50,980    50,980   200,000       86,963      86,963     200,000
@ Age 70   2,050    LAPSED   LAPSED    LAPSED     83,098    83,098   200,000      153,380     153,380     200,000
@ Age 85   2,050    LAPSED   LAPSED    LAPSED    388,228   388,228   407,640      770,877     770,877     809,421
@ Age 90   2,050    LAPSED   LAPSED    LAPSED    638,191   638,191   670,102    1,278,901   1,278,901   1,342,846

* Policy lapses in policy year 24 based on guaranteed charges and a gross investment return of 0.00%.
** Policy continues to age 100 based on guaranteed charges and a gross investment return of 12.00%.
*** Policy continues to age 100 based on current charges and a gross investment return of 12.00%.


APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand
ACKNOWLEDGEMENT                 that any not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.

                                ------------------------------------         --------------
                                Signature of Applicant or Policyowner        Date

REPRESENTATIVE'S                I certify that this illustration has been presented to the
ACKNOWLEDGEMENT                 applicant and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.

                                ------------------------------------         --------------
                                Signature of Representative                  Date

Age 45 Female Non-Smoker Preferred                                                Prepared On: 09/06/00
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1             Version 2.01
Initial Modal Premium: $2,050.00-Premium Mode: Annual-Riders: None                         Form # B2-98

                         LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                                         GUARANTEED CHARGES
                                 ------------------------------------------------------------------
END                    PREMIUM        0.00% (-.75% NET)                12.00% (11.25% NET)
 OF          PREMIUM   ACCUM'D     CASH       FUND    DEATH       CASH         FUND        DEATH
YEAR   AGE   OUTLAY     AT 5%      VALUE     VALUE   PROCEEDS    VALUE        VALUE       PROCEEDS
  1    46     2,050     2,153          0      1,336  200,000            0        1,528      200,000
  2    47     2,050     4,413        549      2,189  200,000        1,085        2,725      200,000
  3    48     2,050     6,786      1,373      3,013  200,000        2,392        4,032      200,000
  4    49     2,050     9,278      2,144      3,784  200,000        3,796        5,436      200,000
  5    50     2,050    11,894      2,839      4,479  200,000        5,286        6,926      200,000
  6    51     2,050    14,641      3,484      5,124  200,000        6,895        8,535      200,000
  7    52     2,050    17,526      4,055      5,695  200,000        8,615       10,255      200,000
  8    53     2,050    20,554      4,758      6,193  200,000       10,665       12,100      200,000
  9    54     2,050    23,735      5,367      6,597  200,000       12,831       14,061      200,000
 10    55     2,050    27,074      5,905      6,930  200,000       15,152       16,177      200,000
 11    56     2,050    30,580      6,349      7,169  200,000       17,624       18,444      200,000
 12    57     2,050    34,262      6,701      7,316  200,000       20,268       20,883      200,000
 13    58     2,050    38,127      6,962      7,372  200,000       23,105       23,515      200,000
 14    59     2,050    42,186      7,130      7,335  200,000       26,161       26,366      200,000
 15    60     2,050    46,448      7,207      7,207  200,000       29,465       29,465      200,000
 16    61     2,050    50,923      7,253      7,253  200,000       33,128       33,128      200,000
 17    62     2,050    55,621      7,161      7,161  200,000       37,101       37,101      200,000
 18    63     2,050    60,555      6,886      6,886  200,000       41,385       41,385      200,000
 19    64     2,050    65,735      6,404      6,404  200,000       46,007       46,007      200,000
 20    65     2,050    71,174      5,669      5,669  200,000       50,980       50,980      200,000
 21    66     2,050    76,886      4,655      4,655  200,000       56,343       56,343      200,000
 22    67     2,050    82,882      3,357      3,357  200,000       62,162       62,162      200,000
 23    68     2,050    89,179      1,770      1,770  200,000       68,510       68,510      200,000
 24    69     2,050    95,791     LAPSED     LAPSED   LAPSED       75,461       75,461      200,000
 25    70     2,050    102,733                                     83,098       83,098      200,000

                CURRENT CHARGES
      ------------------------------------
END           12.00% (11.25% NET)
 OF      CASH         FUND        DEATH
YEAR    VALUE        VALUE       PROCEEDS
  1            0        1,528      200,000
  2        1,533        3,173      200,000
  3        3,335        4,975      200,000
  4        5,335        6,975      200,000
  5        7,531        9,171      200,000
  6        9,970       11,610      200,000
  7       12,653       14,293      200,000
  8       15,814       17,249      200,000
  9       19,256       20,486      200,000
 10       23,012       24,037      200,000
 11       27,140       27,960      200,000
 12       31,662       32,277      200,000
 13       36,602       37,012      200,000
 14       41,910       42,115      200,000
 15       47,637       47,637      200,000
 16       54,019       54,019      200,000
 17       61,059       61,059      200,000
 18       68,824       68,824      200,000
 19       77,424       77,424      200,000
 20       86,963       86,963      200,000
 21       97,563       97,563      200,000
 22      109,344      109,344      200,000
 23      122,452      122,452      200,000
 24      137,063      137,063      200,000
 25      153,380      153,380      200,000

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Female Non-Smoker Preferred                                                  Prepared On: 09/06/00
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1               Version 2.01
Initial Modal Premium: $2,050.00-Premium Mode: Annual-Riders: None                           Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                                       GUARANTEED CHARGES                                  CURRENT CHARGES
                                 --------------------------------------------------------------   ---------------------------------
END                    PREMIUM       0.00% (-.75% NET)               12.00% (11.25% NET)                 12.00% (11.25% NET)
 OF          PREMIUM   ACCUM'D    CASH     FUND     DEATH       CASH        FUND        DEATH       CASH        FUND        DEATH
YEAR   AGE   OUTLAY     AT 5%    VALUE    VALUE    PROCEEDS     VALUE       VALUE     PROCEEDS      VALUE       VALUE     PROCEEDS
 26    71     2,050    110,022                                   91,497      91,497     200,000     171,620     171,620     200,000
 27    72     2,050    117,675                                  100,758     100,758     200,000     191,980     191,980     216,938
 28    73     2,050    125,712                                  110,985     110,985     200,000     214,557     214,557     238,158
 29    74     2,050    134,150                                  122,316     122,316     200,000     239,574     239,574     261,136
 30    75     2,050    143,010                                  134,974     134,974     200,000     267,319     267,319     286,031
 31    76     2,050    152,213                                  149,221     149,221     200,000     298,117     298,117     313,023
 32    77     2,050    162,081                                  165,441     165,441     200,000     332,180     332,180     348,789
 33    78     2,050    172,337                                  184,113     184,113     200,000     369,850     369,850     388,342
 34    79     2,050    183,107                                  205,553     205,553     215,830     411,502     411,502     432,077
 35    80     2,050    194,414                                  229,235     229,235     240,697     457,552     457,552     480,430
 36    81     2,050    206,288                                  255,322     255,322     268,088     508,456     508,456     533,879
 37    82     2,050    218,755                                  284,030     284,030     298,231     564,691     564,691     592,926
 38    83     2,050    231,845                                  315,588     315,588     331,367     626,789     626,789     658,128
 39    84     2,050    245,590                                  350,235     350,235     367,747     695,315     695,315     730,081
 40    85     2,050    260,022                                  388,228     388,228     407,639     770,877     770,877     809,421
 41    86     2,050    275,175                                  429,834     429,834     451,325     854,174     854,174     896,883
 42    87     2,050    291,086                                  475,337     475,337     499,104     945,797     945,797     993,087
 43    88     2,050    307,793                                  525,030     525,030     551,281   1,046,531   1,046,531   1,098,858
 44    89     2,050    325,335                                  579,212     579,212     608,173   1,157,253   1,157,253   1,215,116
 45    90     2,050    343,755                                  638,191     638,191     670,100   1,278,901   1,278,901   1,342,846
 46    91     2,050    363,095                                  702,261     702,261     737,374   1,412,505   1,412,505   1,483,131
 47    92     2,050    383,402                                  773,601     773,601     804,545   1,560,807   1,560,807   1,623,240
 48    93     2,050    404,725                                  853,463     853,463     879,067   1,725,938   1,725,938   1,777,716
 49    94     2,050    427,113                                  943,430     943,430     962,299   1,910,652   1,910,652   1,948,865
 50    95     2,050    450,622                                1,045,591   1,045,591   1,056,046   2,117,990   2,117,990   2,139,170

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Female Non-Smoker Preferred                                                  Prepared On: 09/06/00
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1               Version 2.01
Initial Modal Premium: $2,050.00-Premium Mode: Annual-Riders: None                           Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                                       GUARANTEED CHARGES                                  CURRENT CHARGES
                                 --------------------------------------------------------------   ---------------------------------
END                    PREMIUM       0.00% (-.75% NET)               12.00% (11.25% NET)                 12.00% (11.25% NET)
 OF          PREMIUM   ACCUM'D    CASH     FUND     DEATH       CASH        FUND        DEATH       CASH        FUND        DEATH
YEAR   AGE   OUTLAY     AT 5%    VALUE    VALUE    PROCEEDS     VALUE       VALUE     PROCEEDS      VALUE       VALUE     PROCEEDS
 51    96     2,050    475,305                                1,158,087   1,158,087   1,169,668   2,347,429   2,347,429   2,370,904
 52    97     2,050    501,223                                1,281,484   1,281,484   1,294,299   2,601,306   2,601,306   2,627,319
 53    98     2,050    528,437                                1,415,585   1,415,585   1,429,741   2,882,200   2,882,200   2,911,022
 54    99     2,050    557,011                                1,561,497   1,561,497   1,577,112   3,192,965   3,192,965   3,224,895
 55    100    2,050    587,014                                1,722,240   1,722,240   1,739,462   3,536,749   3,536,749   3,572,116

This is an illustration, not a policy.

The maximum loan value is 90% of the Cash Value.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, the Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Female Non-Smoker Preferred                                                  Prepared On: 09/06/00
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1               Version 2.01
Initial Modal Premium: $2,050.00-Premium Mode: Annual-Riders: None                           Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*          GUARANTEED CHARGES**          CURRENT CHARGES***
                    --------------------------   --------------------------   --------------------------
            NET         0.00% (-.75% NET)            0.00% (-.75% NET)            0.00% (-.75% NET)
 POLICY   PREMIUM    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
   1       3,800         0    2,606   200,000         0    2,606   200,000         0    2,606   200,000
   5       3,800     5,594    8,634   200,000     5,594    8,634   200,000     8,138   11,178   200,000
   10      3,800    10,447   12,347   200,000    10,447   12,347   200,000    18,029   19,929   200,000
   20      3,800    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    22,009   22,009   200,000
@ Age 70   3,800    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED     9,375    9,375   200,000
@ Age 85  LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED
@ Age 90  LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED

* Policy lapses in policy year 20 based on guaranteed charges and a gross investment return of 0.00%.
** Policy lapses in policy year 20 based on guaranteed charges and a gross investment return of 0.00%.
*** Policy lapses in policy year 19 based on current charges and a gross investment return of 0.00%.


APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand
ACKNOWLEDGEMENT                 that any not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.

                                ------------------------------------         --------------
                                Signature of Applicant or Policyowner        Date

REPRESENTATIVE'S                I certify that this illustration has been presented to the
ACKNOWLEDGEMENT                 applicant and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.

                                ------------------------------------         --------------
                                Signature of Representative                  Date

Age 45 Male Smoker Standard                                                         Prepared On: 09/08/00
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1               Version 2.01
Initial Modal Premium: $3,800.00-Premium Mode: Annual-Riders: None                           Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                                   GUARANTEED CHARGES                            CURRENT CHARGES
                                 ------------------------------------------------------  --------------------------------
END                    PREMIUM        0.00% (-.75% NET)           0.00% (-.75% NET)             0.00% (-.75% NET)
 OF          PREMIUM   ACCUM'D     CASH       FUND    DEATH     CASH    FUND    DEATH      CASH        FUND       DEATH
YEAR   AGE   OUTLAY     AT 5%      VALUE     VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS    VALUE       VALUE     PROCEEDS
  1    46     3,800      3,990         0      2,606  200,000        0   2,606  200,000         0       2,606     200,000
  2    47     3,800      8,180     1,270      4,310  200,000    1,270   4,310  200,000     1,943       4,983     200,000
  3    48     3,800     12,578     2,853      5,893  200,000    2,853   5,893  200,000     4,119       7,159     200,000
  4    49     3,800     17,197     4,293      7,333  200,000    4,293   7,333  200,000     6,168       9,208     200,000
  5    50     3,800     22,047     5,594      8,634  200,000    5,594   8,634  200,000     8,138      11,178     200,000
  6    51     3,800     27,140     6,735      9,775  200,000    6,735   9,775  200,000    10,031      13,071     200,000
  7    52     3,800     32,487     7,695     10,735  200,000    7,695  10,735  200,000    11,871      14,911     200,000
  8    53     3,800     38,101     8,856     11,516  200,000    8,856  11,516  200,000    14,017      16,677     200,000
  9    54     3,800     43,996     9,773     12,053  200,000    9,773  12,053  200,000    16,069      18,349     200,000
 10    55     3,800     50,186    10,447     12,347  200,000   10,447  12,347  200,000    18,029      19,929     200,000
 11    56     3,800     56,685    10,878     12,398  200,000   10,878  12,398  200,000    19,835      21,355     200,000
 12    57     3,800     63,509    11,020     12,160  200,000   11,020  12,160  200,000    21,428      22,568     200,000
 13    58     3,800     70,675    10,870     11,630  200,000   10,870  11,630  200,000    22,747      23,507     200,000
 14    59     3,800     78,199    10,403     10,783  200,000   10,403  10,783  200,000    23,733      24,113     200,000
 15    60     3,800     86,098     9,589      9,589  200,000    9,589   9,589  200,000    24,368      24,368     200,000
 16    61     3,800     94,393     8,307      8,307  200,000    8,307   8,307  200,000    24,579      24,579     200,000
 17    62     3,800    103,103     6,573      6,573  200,000    6,573   6,573  200,000    24,459      24,459     200,000
 18    63     3,800    112,248     4,302      4,302  200,000    4,302   4,302  200,000    23,984      23,984     200,000
 19    64     3,800    121,851     1,449      1,449  200,000    1,449   1,449  200,000    23,170      23,170     200,000
 20    65     3,800    131,933    LAPSED     LAPSED   LAPSED   LAPSED  LAPSED   LAPSED    22,009      22,009     200,000
 21    66     3,800    142,520                                                            20,491      20,491     200,000
 22    67     3,800    153,636                                                            18,499      18,499     200,000
 23    68     3,800    165,308                                                            15,970      15,970     200,000
 24    69     3,800    177,563                                                            12,923      12,923     200,000
 25    70     3,800    190,431                                                             9,375       9,375     200,000
 26    71     3,800    203,943                                                             5,181       5,181     200,000
 27    72     3,800    218,130                                                               394         394     200,000
 28    73         0    229,036                                                            LAPSED      LAPSED      LAPSED

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Smoker Standard                                                          Prepared On: 09/08/00
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                Version 2.01
Initial Modal Premium: $3,800.00-Premium Mode: Annual-Riders: None                            Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*          GUARANTEED CHARGES**          CURRENT CHARGES***
                    --------------------------   --------------------------   --------------------------
            NET         0.00% (-.75% NET)            6.00% (5.25% NET)            6.00% (5.25% NET)
 POLICY   PREMIUM    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
   1       3,800         0    2,606   200,000         0    2,788   200,000         0    2,788   200,000
   5       3,800     5,594    8,634   200,000     7,760   10,800   200,000    10,618   13,658   200,000
   10      3,800    10,447   12,347   200,000    17,648   19,548   200,000    27,092   28,992   200,000
   20      3,800    LAPSED   LAPSED    LAPSED    21,958   21,958   200,000    59,880   59,880   200,000
@ Age 70   3,800    LAPSED   LAPSED    LAPSED       202      202   200,000    72,494   72,494   200,000
@ Age 85   3,800    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    44,312   44,312    LAPSED
@ Age 90       0    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED

* Policy lapses in policy year 20 based on guaranteed charges and a gross investment return of 0.00%.
** Policy lapses in policy year 26 based on guaranteed charges and a gross investment return of 6.00%.
*** Policy lapses in policy year 19 based on current charges and a gross investment return of 6.00%.


APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand
ACKNOWLEDGEMENT                 that any not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.

                                ------------------------------------         --------------
                                Signature of Applicant or Policyowner        Date

REPRESENTATIVE'S                I certify that this illustration has been presented to the
ACKNOWLEDGEMENT                 applicant and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.

                                ------------------------------------         --------------
                                Signature of Representative                  Date

Age 45 Male Smoker Standard                                                          Prepared On: 09/07/00
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                Version 2.01
Initial Modal Premium: $3,800.00-Premium Mode: Annual-Riders: None                            Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                                   GUARANTEED CHARGES                            CURRENT CHARGES
                                 ------------------------------------------------------  --------------------------------
END                    PREMIUM        0.00% (-.75% NET)           6.00% (5.25% NET)             6.00% (5.25% NET)
 OF          PREMIUM   ACCUM'D     CASH       FUND    DEATH     CASH    FUND    DEATH      CASH        FUND       DEATH
YEAR   AGE   OUTLAY     AT 5%      VALUE     VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS    VALUE       VALUE     PROCEEDS
  1    46     3,800      3,990         0      2,606  200,000        0   2,788  200,000         0       2,788     200,000
  2    47     3,800      8,180     1,270      4,310  200,000    1,773   4,813  200,000     2,466       5,506     200,000
  3    48     3,800     12,578     2,853      5,893  200,000    3,794   6,834  200,000     5,139       8,179     200,000
  4    49     3,800     17,197     4,293      7,333  200,000    5,789   8,829  200,000     7,839      10,879     200,000
  5    50     3,800     22,047     5,594      8,634  200,000    7,760  10,800  200,000    10,618      13,658     200,000
  6    51     3,800     27,140     6,735      9,775  200,000    9,687  12,727  200,000    13,481      16,521     200,000
  7    52     3,800     32,487     7,695     10,735  200,000   11,545  14,585  200,000    16,458      19,498     200,000
  8    53     3,800     38,101     8,856     11,516  200,000   13,716  16,376  200,000    19,914      22,574     200,000
  9    54     3,800     43,996     9,773     12,053  200,000   15,752  18,032  200,000    23,456      25,736     200,000
 10    55     3,800     50,186    10,447     12,347  200,000   17,648  19,548  200,000    27,092      28,992     200,000
 11    56     3,800     56,685    10,878     12,398  200,000   19,400  20,920  200,000    30,769      32,289     200,000
 12    57     3,800     63,509    11,020     12,160  200,000   20,958  22,098  200,000    34,433      35,573     200,000
 13    58     3,800     70,675    10,870     11,630  200,000   22,314  23,074  200,000    38,033      38,793     200,000
 14    59     3,800     78,199    10,403     10,783  200,000   23,435  23,815  200,000    41,517      41,897     200,000
 15    60     3,800     86,098     9,589      9,589  200,000   24,284  24,284  200,000    44,871      44,871     200,000
 16    61     3,800     94,393     8,307      8,307  200,000   24,743  24,743  200,000    48,036      48,036     200,000
 17    62     3,800    103,103     6,573      6,573  200,000   24,827  24,827  200,000    51,118      51,118     200,000
 18    63     3,800    112,248     4,302      4,302  200,000   24,444  24,444  200,000    54,106      54,106     200,000
 19    64     3,800    121,851     1,449      1,449  200,000   23,533  23,533  200,000    57,025      57,025     200,000
 20    65     3,800    131,933    LAPSED     LAPSED   LAPSED   21,958  21,958  200,000    59,880      59,880     200,000
 21    66     3,800    142,520                                 19,650  19,650  200,000    62,678      62,678     200,000
 22    67     3,800    153,636                                 16,460  16,460  200,000    65,343      65,343     200,000
 23    68     3,800    165,308                                 12,282  12,282  200,000    67,845      67,845     200,000
 24    69     3,800    177,563                                  6,941   6,941  200,000    70,218      70,218     200,000
 25    70     3,800    190,431                                    202     202  200,000    72,494      72,494     200,000

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Smoker Standard                                                          Prepared On: 09/07/00
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                Version 2.01
Initial Modal Premium: $3,800.00-Premium Mode: Annual-Riders: None                            Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                                   GUARANTEED CHARGES                            CURRENT CHARGES
                                 ------------------------------------------------------  --------------------------------
END                    PREMIUM        0.00% (-.75% NET)           6.00% (5.25% NET)             6.00% (5.25% NET)
 OF          PREMIUM   ACCUM'D     CASH       FUND    DEATH     CASH    FUND    DEATH      CASH        FUND       DEATH
YEAR   AGE   OUTLAY     AT 5%      VALUE     VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS    VALUE       VALUE     PROCEEDS
 26    71     3,800    203,943                                 LAPSED  LAPSED   LAPSED    74,598      74,598     200,000
 27    72     3,800    218,130                                                            76,589      76,589     200,000
 28    73     3,800    233,026                                                            78,374      78,374     200,000
 29    74     3,800    248,668                                                            79,843      79,843     200,000
 30    75     3,800    265,091                                                            80,930      80,930     200,000
 31    76     3,800    282,336                                                            81,605      81,605     200,000
 32    77     3,800    300,442                                                            81,785      81,785     200,000
 33    78     3,800    319,454                                                            81,355      81,355     200,000
 34    79     3,800    339,417                                                            80,192      80,192     200,000
 35    80     3,800    360,378                                                            78,143      78,143     200,000
 36    81     3,800    382,387                                                            75,017      75,017     200,000
 37    82     3,800    405,496                                                            70,572      70,572     200,000
 38    83     3,800    429,761                                                            64,532      64,532     200,000
 39    84     3,800    455,239                                                            56,031      56,031     200,000
 40    85     3,800    481,991                                                            44,312      44,312     200,000
 41    86     3,800    510,081                                                            28,377      28,377     200,000
 42    87     3,800    539,575                                                             6,749       6,749     200,000
 43    88         0    566,553                                                            LAPSED      LAPSED      LAPSED

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Smoker Standard                                                          Prepared On: 09/07/00
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                Version 2.01
Initial Modal Premium: $3,800.00-Premium Mode: Annual-Riders: None                            Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*             GUARANTEED CHARGES**                 CURRENT CHARGES***
                    --------------------------   ---------------------------------   ---------------------------------
            NET         0.00% (-.75% NET)               12.00% (11.25% NET)                 12.00% (11.25% NET)
 POLICY   PREMIUM    CASH     FUND     DEATH       CASH        FUND        DEATH       CASH        FUND        DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS     VALUE       VALUE     PROCEEDS      VALUE       VALUE     PROCEEDS
   1       3,800         0    2,606   200,000            0       2,971     200,000           0       2,971     200,000
   5       3,800     5,594    8,634   200,000       10,347      13,387     200,000      13,547      16,587     200,000
   10      3,800    10,447   12,347   200,000       28,505      30,405     200,000      40,353      42,253     200,000
   20      3,800    LAPSED   LAPSED    LAPSED       88,705      88,705     200,000     150,732     150,732     200,000
@ Age 70   3,800    LAPSED   LAPSED    LAPSED      147,518     147,518     200,000     268,528     268,528     311,492
@ Age 85   3,800    LAPSED   LAPSED    LAPSED      744,890     744,890     782,135   1,309,263   1,309,263   1,374,726
@ Age 90   3,800    LAPSED   LAPSED    LAPSED    1,206,008   1,206,008   1,266,309   2,137,658   2,137,658   2,244,541

* Policy lapses in policy year 20 based on guaranteed charges and a gross investment return of 0.00%.
** Policy continues to age 100 based on guaranteed charges and a gross investment return of 12.00%.
*** Policy continues to age 100 based on current charges and a gross investment return of 12.00%.


APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand
ACKNOWLEDGEMENT                 that any not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.

                                ------------------------------------         --------------
                                Signature of Applicant or Policyowner        Date

REPRESENTATIVE'S                I certify that this illustration has been presented to the
ACKNOWLEDGEMENT                 applicant and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.

                                ------------------------------------         --------------
                                Signature of Representative                  Date

Age 45 Male Smoker Standard                                                          Prepared On: 09/06/00
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                Version 2.01
Initial Modal Premium: $3,800,00-Premium Mode: Annual-Riders: None                            Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                                      GUARANTEED CHARGES                               CURRENT CHARGES
                                 ------------------------------------------------------------   ------------------------------
END                    PREMIUM        0.00% (-.75% NET)             12.00% (11.25% NET)              12.00% (11.25% NET)
 OF          PREMIUM   ACCUM'D     CASH       FUND    DEATH      CASH       FUND      DEATH       CASH       FUND      DEATH
YEAR   AGE   OUTLAY     AT 5%      VALUE     VALUE   PROCEEDS   VALUE      VALUE     PROCEEDS    VALUE      VALUE     PROCEEDS
  1    46     3,800      3,990         0      2,606  200,000         0      2,971    200,000          0      2,971    200,000
  2    47     3,800      8,180     1,270      4,310  200,000     2,299      5,339    200,000      3,012      6,052    200,000
  3    48     3,800     12,578     2,853      5,893  200,000     4,822      7,862    200,000      6,248      9,288    200,000
  4    49     3,800     17,197     4,293      7,333  200,000     7,497     10,537    200,000      9,733     12,773    200,000
  5    50     3,800     22,047     5,594      8,634  200,000    10,347     13,387    200,000     13,547     16,587    200,000
  6    51     3,800     27,140     6,735      9,775  200,000    13,372     16,412    200,000     17,731     20,771    200,000
  7    52     3,800     32,487     7,695     10,735  200,000    16,576     19,616    200,000     22,354     25,394    200,000
  8    53     3,800     38,101     8,856     11,516  200,000    20,368     23,028    200,000     27,825     30,485    200,000
  9    54     3,800     43,996     9,773     12,053  200,000    24,334     26,614    200,000     33,803     36,083    200,000
 10    55     3,800     50,186    10,447     12,347  200,000    28,505     30,405    200,000     40,353     42,253    200,000
 11    56     3,800     56,685    10,878     12,398  200,000    32,917     34,437    200,000     47,489     49,009    200,000
 12    57     3,800     63,509    11,020     12,160  200,000    37,572     38,712    200,000     55,237     56,377    200,000
 13    58     3,800     70,675    10,870     11,630  200,000    42,514     43,274    200,000     63,636     64,396    200,000
 14    59     3,800     78,199    10,403     10,783  200,000    47,776     48,156    200,000     72,743     73,123    200,000
 15    60     3,800     86,098     9,589      9,589  200,000    53,400     53,400    200,000     82,664     82,664    200,000
 16    61     3,800     94,393     8,307      8,307  200,000    59,364     59,364    200,000     93,484     93,484    200,000
 17    62     3,800    103,103     6,573      6,573  200,000    65,810     65,810    200,000    105,484    105,484    200,000
 18    63     3,800    112,248     4,302      4,302  200,000    72,786     72,786    200,000    118,855    118,855    200,000
 19    64     3,800    121,851     1,449      1,449  200,000    80,392     80,392    200,000    133,845    133,845    200,000
 20    65     3,800    131,933    LAPSED     LAPSED   LAPSED    88,705     88,705    200,000    150,732    150,732    200,000
 21    66     3,800    142,520                                  97,888     97,888    200,000    169,840    169,840    203,808
 22    67     3,800    153,636                                 108,100    108,100    200,000    191,068    191,068    227,371
 23    68     3,800    165,308                                 119,582    119,582    200,000    214,432    214,432    253,030
 24    69     3,800    177,563                                 132,608    132,608    200,000    240,166    240,166    280,994
 25    70     3,800    190,431                                 147,518    147,518    200,000    268,528    268,528    311,492

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Smoker Standard                                                          Prepared On: 09/06/00
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                Version 2.01
Initial Modal Premium: $3,800.00-Premium Mode: Annual-Riders: None                            Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                                     GUARANTEED CHARGES                                 CURRENT CHARGES
                                 -----------------------------------------------------------   ---------------------------------
END                    PREMIUM      0.00% (-.75% NET)             12.00% (11.25% NET)                 12.00% (11.25% NET)
 OF          PREMIUM   ACCUM'D    CASH    FUND    DEATH      CASH        FUND        DEATH       CASH        FUND        DEATH
YEAR   AGE   OUTLAY     AT 5%    VALUE   VALUE   PROCEEDS    VALUE       VALUE     PROCEEDS      VALUE       VALUE     PROCEEDS
 26    71     3,800    203,943                               164,746     164,746     200,000     299,775     299,775     344,741
 27    72     3,800    218,130                               184,754     184,754     208,772     334,380     334,380     377,849
 28    73     3,800    233,026                               207,108     207,108     229,890     372,730     372,730     413,730
 29    74     3,800    248,668                               231,895     231,895     252,766     415,275     415,275     452,649
 30    75     3,800    265,091                               259,465     259,465     277,627     462,563     462,563     494,942
 31    76     3,800    282,336                               290,238     290,238     304,750     515,249     515,249     541,011
 32    77     3,800    300,442                               324,087     324,087     340,292     573,378     573,378     602,047
 33    78     3,800    319,454                               361,302     361,302     379,367     637,483     637,483     669,357
 34    79     3,800    339,417                               402,198     402,198     422,308     708,148     708,148     743,555
 35    80     3,800    360,378                               447,109     447,109     469,465     786,011     786,011     825,311
 36    81     3,800    382,387                               496,388     496,388     521,207     871,765     871,765     915,353
 37    82     3,800    405,496                               550,408     550,408     577,928     966,165     966,165   1,014,473
 38    83     3,800    429,761                               609,552     609,552     640,029   1,070,043   1,070,043   1,123,545
 39    84     3,800    455,239                               674,232     674,232     707,944   1,184,116   1,184,116   1,243,322
 40    85     3,800    481,991                               744,890     744,890     782,135   1,309,263   1,309,263   1,374,726
 41    86     3,800    510,081                               822,013     822,013     863,114   1,446,432   1,446,432   1,518,754
 42    87     3,800    539,575                               906,137     906,137     951,444   1,596,601   1,596,601   1,676,431
 43    88     3,800    570,543                               997,796     997,796   1,047,686   1,760,960   1,760,960   1,849,008
 44    89     3,800    603,061                             1,097,546   1,097,546   1,152,424   1,940,859   1,940,859   2,037,902
 45    90     3,800    637,204                             1,206,008   1,206,008   1,266,309   2,137,658   2,137,658   2,244,541
 46    91     3,800    673,054                             1,323,817   1,323,817   1,390,008   2,352,554   2,352,554   2,470,182
 47    92     3,800    710,696                             1,455,863   1,455,863   1,514,097   2,592,622   2,592,622   2,696,327
 48    93     3,800    750,221                             1,604,537   1,604,537   1,652,673   2,861,804   2,861,804   2,947,658
 49    94     3,800    791,722                             1,772,775   1,772,775   1,808,231   3,164,915   3,164,915   3,228,213
 50    95     3,800    835,299                             1,964,452   1,964,452   1,984,096   3,507,372   3,507,372   3,542,446

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Smoker Standard                                                          Prepared On: 09/06/00
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                Version 2.01
Initial Modal Premium: $3,800.00-Premium Mode: Annual-Riders:                           None  Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                                       GUARANTEED CHARGES                                 CURRENT CHARGES
                                   -----------------------------------------------------------   ---------------------------------
END                     PREMIUM       0.00% (-.75% NET)             12.00% (11.25% NET)                 12.00% (11.25% NET)
 OF          PREMIUM    ACCUM'D     CASH    FUND    DEATH      CASH        FUND        DEATH       CASH        FUND        DEATH
YEAR   AGE   OUTLAY      AT 5%     VALUE   VALUE   PROCEEDS    VALUE       VALUE     PROCEEDS      VALUE       VALUE     PROCEEDS
 51    96     3,800      881,053                             2,175,578   2,175,578   2,197,334   3,886,215   3,886,215   3,925,077
 52    97     3,800      929,096                             2,407,201   2,407,201   2,431,273   4,305,282   4,305,282   4,348,335
 53    98     3,800      979,541                             2,658,962   2,658,962   2,685,552   4,768,818   4,768,818   4,816,506
 54    99     3,800    1,032,508                             2,933,039   2,933,039   2,962,370   5,281,503   5,281,503   5,334,318
 55    100    3,800    1,088,123                             3,234,975   3,234,975   3,267,325   5,848,510   5,848,510   5,906,995

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Smoker Standard                                                          Prepared On: 09/06/00
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                Version 2.01
Initial Modal Premium: $3,800.00-Premium Mode: Annual-Riders: None                            Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*          GUARANTEED CHARGES**          CURRENT CHARGES***
                    --------------------------   --------------------------   --------------------------
            NET         0.00% (-.75% NET)            0.00% (-.75% NET)            0.00% (-.75% NET)
 POLICY   PREMIUM    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
   1       2,650         0    1,810   201,810         0    1,810   201,810         0    1,810   201,810
   5       2,650     4,488    6,608   206,608     4,488    6,608   206,608     6,196    8,316   208,316
   10      2,650     9,006   10,331   210,331     9,006   10,331   210,331    14,422   15,747   215,747
   20      2,650     4,947    4,947   204,947     4,947    4,947   204,947    22,234   22,234   222,234
@ Age 70   2,650    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    17,599   17,599   217,599
@ Age 85       0    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED
@ Age 90       0    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED

* Policy lapses in policy year 23 based on guaranteed charges and a gross investment return of 0.00%.
** Policy lapses in policy year 23 based on guaranteed charges and a gross investment return of 0.00%.
*** Policy lapses in policy year 21 based on current charges and a gross investment return of 0.00%.


APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand
ACKNOWLEDGEMENT                 that any not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.

                                ------------------------------------         --------------
                                Signature of Applicant or Policyowner        Date

REPRESENTATIVE'S                I certify that this illustration has been presented to the
ACKNOWLEDGEMENT                 applicant and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.

                                ------------------------------------         --------------
                                Signature of Representative                  Date

Age 45 Male Non-Smoker Preferred                                                     Prepared On: 09/08/00
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 2                Version 2.01
Initial Modal Premium: $2,650.00-Premium Mode: Annual-Riders: None                            Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                                   GUARANTEED CHARGES                            CURRENT CHARGES
                                 ------------------------------------------------------  --------------------------------
END                    PREMIUM        0.00% (-.75% NET)           0.00% (-.75% NET)             0.00% (-.75% NET)
 OF          PREMIUM   ACCUM'D     CASH       FUND    DEATH     CASH    FUND    DEATH      CASH        FUND       DEATH
YEAR   AGE   OUTLAY     AT 5%      VALUE     VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS    VALUE       VALUE     PROCEEDS
  1    46     2,650      2,783         0      1,810  201,810        0   1,810  201,810         0       1,810     201,810
  2    47     2,650      5,704     1,006      3,126  203,126    1,006   3,126  203,126     1,410       3,530     203,530
  3    48     2,650      8,772     2,235      4,355  204,355    2,235   4,355  204,355     3,039       5,159     205,159
  4    49     2,650     11,993     3,404      5,524  205,524    3,404   5,524  205,524     4,626       6,746     206,746
  5    50     2,650     15,375     4,488      6,608  206,608    4,488   6,608  206,608     6,196       8,316     208,316
  6    51     2,650     18,926     5,466      7,586  207,586    5,466   7,586  207,586     7,749       9,869     209,869
  7    52     2,650     22,655     6,337      8,457  208,457    6,337   8,457  208,457     9,285      11,405     211,405
  8    53     2,650     26,570     7,369      9,224  209,224    7,369   9,224  209,224    11,045      12,900     212,900
  9    54     2,650     30,681     8,250      9,840  209,840    8,250   9,840  209,840    12,766      14,356     214,356
 10    55     2,650     34,998     9,006     10,331  210,331    9,006  10,331  210,331    14,422      15,747     215,747
 11    56     2,650     39,530     9,590     10,650  210,650    9,590  10,650  210,650    15,992      17,052     217,052
 12    57     2,650     44,289    10,004     10,799  210,799   10,004  10,799  210,799    17,453      18,248     218,248
 13    58     2,650     49,286    10,250     10,780  210,780   10,250  10,780  210,780    18,782      19,312     219,312
 14    59     2,650     54,533    10,282     10,547  210,547   10,282  10,547  210,547    19,933      20,198     220,198
 15    60     2,650     60,042    10,103     10,103  210,103   10,103  10,103  210,103    20,860      20,860     220,860
 16    61     2,650     65,827     9,689      9,689  209,689    9,689   9,689  209,689    21,588      21,588     221,588
 17    62     2,650     71,901     9,017      9,017  209,017    9,017   9,017  209,017    22,094      22,094     222,094
 18    63     2,650     78,278     8,021      8,021  208,021    8,021   8,021  208,021    22,356      22,356     222,356
 19    64     2,650     84,975     6,679      6,679  206,679    6,679   6,679  206,679    22,402      22,402     222,402
 20    65     2,650     92,006     4,947      4,947  204,947    4,947   4,947  204,947    22,234      22,234     222,234
 21    66     2,650     99,389     2,783      2,783  202,783    2,783   2,783  202,783    21,853      21,853     221,853
 22    67     2,650    107,141       166        166  200,166      166     166  200,166    21,192      21,192     221,192
 23    68     2,650    115,280    LAPSED     LAPSED   LAPSED   LAPSED  LAPSED   LAPSED    20,252      20,252     220,252
 24    69     2,650    123,827                                                            19,062      19,062     219,062
 25    70     2,650    132,801                                                            17,599      17,599     217,599

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                                                     Prepared On: 09/08/00
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 2                Version 2.01
Initial Modal Premium: $2,650.00-Premium Mode: Annual-Riders: None                            Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                                   GUARANTEED CHARGES                            CURRENT CHARGES
                                 ------------------------------------------------------  --------------------------------
END                    PREMIUM        0.00% (-.75% NET)           0.00% (-.75% NET)             0.00% (-.75% NET)
 OF          PREMIUM   ACCUM'D     CASH       FUND    DEATH     CASH    FUND    DEATH      CASH        FUND       DEATH
YEAR   AGE   OUTLAY     AT 5%      VALUE     VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS    VALUE       VALUE     PROCEEDS
 26    71     2,650    142,223                                                            15,820      15,820     215,820
 27    72     2,650    152,117                                                            13,799      13,799     213,799
 28    73     2,650    162,505                                                            11,419      11,419     211,419
 29    74     2,650    173,413                                                             8,614       8,614     208,614
 30    75     2,650    184,866                                                             5,340       5,340     205,340
 31    76     2,650    196,892                                                             1,579       1,579     201,579
 32    77         0    206,736                                                            LAPSED      LAPSED      LAPSED

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                                                     Prepared On: 09/08/00
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 2                Version 2.01
Initial Modal Premium: $2,650.00-Premium Mode: Annual-Riders: None                            Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*          GUARANTEED CHARGES**          CURRENT CHARGES***
                    --------------------------   --------------------------   --------------------------
            NET         0.00% (-.75% NET)            6.00% (5.25% NET)            6.00% (5.25% NET)
 POLICY   PREMIUM    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
   1       2,650         0    1,810   201,810         0    1,937   201,937         0    1,937   201,937
   5       2,650     4,488    6,608   206,608     6,040    8,160   208,160     7,959   10,079   210,079
   10      2,650     9,006   10,331   210,331    14,226   15,551   215,551    21,021   22,346   222,346
   20      2,650     4,947    4,947   204,947    21,405   21,405   221,405    48,817   48,817   248,817
@ Age 70   2,650    LAPSED   LAPSED    LAPSED     9,907    9,907   209,907    58,522   58,522   258,522
@ Age 85   2,650    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    13,176   13,176   213,176
@ Age 90       0    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED

* Policy lapses in policy year 23 based on guaranteed charges and a gross investment return of 0.00%.
** Policy lapses in policy year 27 based on guaranteed charges and a gross investment return of 6.00%.
*** Policy lapses in policy year 22 based on current charges and a gross investment return of 6.00%.


APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand
ACKNOWLEDGEMENT                 that any not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.

                                ------------------------------------         --------------
                                Signature of Applicant or Policyowner        Date

REPRESENTATIVE'S                I certify that this illustration has been presented to the
ACKNOWLEDGEMENT                 applicant and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.

                                ------------------------------------         --------------
                                Signature of Representative                  Date

Age 45 Male Non-Smoker Preferred                                                     Prepared On: 09/07/00
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 2                Version 2.01
Initial Modal Premium: $2,650.00-Premium Mode: Annual-Riders: None                            Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                                   GUARANTEED CHARGES                            CURRENT CHARGES
                                 ------------------------------------------------------  --------------------------------
END                    PREMIUM        0.00% (-.75% NET)           6.00% (5.25% NET)             6.00% (5.25% NET)
 OF          PREMIUM   ACCUM'D     CASH       FUND    DEATH     CASH    FUND    DEATH      CASH        FUND       DEATH
YEAR   AGE   OUTLAY     AT 5%      VALUE     VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS    VALUE       VALUE     PROCEEDS
  1    46     2,650      2,783         0      1,810  201,810        0   1,937  201,937         0       1,937     201,937
  2    47     2,650      5,704     1,006      3,126  203,126    1,358   3,478  203,478     1,775       3,895     203,895
  3    48     2,650      8,772     2,235      4,355  204,355    2,900   5,020  205,020     3,755       5,875     205,875
  4    49     2,650     11,993     3,404      5,524  205,524    4,469   6,589  206,589     5,807       7,927     207,927
  5    50     2,650     15,375     4,488      6,608  206,608    6,040   8,160  208,160     7,959      10,079     210,079
  6    51     2,650     18,926     5,466      7,586  207,586    7,590   9,710  209,710    10,216      12,336     212,336
  7    52     2,650     22,655     6,337      8,457  208,457    9,118  11,238  211,238    12,584      14,704     214,704
  8    53     2,650     26,570     7,369      9,224  209,224   10,888  12,743  212,743    15,307      17,162     217,162
  9    54     2,650     30,681     8,250      9,840  209,840   12,583  14,173  214,173    18,126      19,716     219,716
 10    55     2,650     34,998     9,006     10,331  210,331   14,226  15,551  215,551    21,021      22,346     222,346
 11    56     2,650     39,530     9,590     10,650  210,650   15,764  16,824  216,824    23,971      25,031     225,031
 12    57     2,650     44,289    10,004     10,799  210,799   17,193  17,988  217,988    26,954      27,749     227,749
 13    58     2,650     49,286    10,250     10,780  210,780   18,507  19,037  219,037    29,946      30,476     230,476
 14    59     2,650     54,533    10,282     10,547  210,547   19,652  19,917  219,917    32,901      33,166     233,166
 15    60     2,650     60,042    10,103     10,103  210,103   20,618  20,618  220,618    35,765      35,765     235,765
 16    61     2,650     65,827     9,689      9,689  209,689   21,380  21,380  221,380    38,567      38,567     238,567
 17    62     2,650     71,901     9,017      9,017  209,017   21,909  21,909  221,909    41,285      41,285     241,285
 18    63     2,650     78,278     8,021      8,021  208,021   22,121  22,121  222,121    43,891      43,891     243,891
 19    64     2,650     84,975     6,679      6,679  206,679   21,975  21,975  221,975    46,403      46,403     246,403
 20    65     2,650     92,006     4,947      4,947  204,947   21,405  21,405  221,405    48,817      48,817     248,817
 21    66     2,650     99,389     2,783      2,783  202,783   20,340  20,340  220,340    51,129      51,129     251,129
 22    67     2,650    107,141       166        166  200,166   18,734  18,734  218,734    53,259      53,259     253,259
 23    68     2,650    115,280    LAPSED     LAPSED   LAPSED   16,508  16,508  216,508    55,199      55,199     255,199
 24    69     2,650    123,827                                 13,610  13,610  213,610    56,965      56,965     256,965
 25    70     2,650    132,801                                  9,907   9,907  209,907    58,522      58,522     258,522

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                                                     Prepared On: 09/07/00
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 2                Version 2.01
Initial Modal Premium: $2,650.00-Premium Mode: Annual-Riders: None                            Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                                 GUARANTEED CHARGES                      CURRENT CHARGES
                                 --------------------------------------------------  ------------------------
END                    PREMIUM      0.00% (-.75% NET)         6.00% (5.25% NET)         6.00% (5.25% NET)
 OF          PREMIUM   ACCUM'D    CASH    FUND    DEATH     CASH    FUND    DEATH     CASH    FUND    DEATH
YEAR   AGE   OUTLAY     AT 5%    VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS
 26    71     2,650    142,223                              5,288   5,288  205,288   59,813  59,813  259,813
 27    72     2,650    152,117                             LAPSED  LAPSED   LAPSED   60,897  60,897  260,897
 28    73     2,650    162,505                                                       61,642  61,642  261,642
 29    74     2,650    173,413                                                       61,957  61,957  261,957
 30    75     2,650    184,866                                                       61,773  61,773  261,773
 31    76     2,650    196,892                                                       61,041  61,041  261,041
 32    77     2,650    209,519                                                       59,685  59,685  259,685
 33    78     2,650    222,777                                                       57,600  57,600  257,600
 34    79     2,650    236,699                                                       54,703  54,703  254,703
 35    80     2,650    251,316                                                       50,903  50,903  250,903
 36    81     2,650    266,665                                                       46,084  46,084  246,084
 37    82     2,650    282,780                                                       40,121  40,121  240,121
 38    83     2,650    299,702                                                       32,934  32,934  232,934
 39    84     2,650    317,469                                                       24,046  24,046  224,046
 40    85     2,650    336,125                                                       13,176  13,176  213,176
 41    86     2,650    355,714                                                          128     128  200,128
 42    87         0    373,500                                                       LAPSED  LAPSED   LAPSED

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                                                     Prepared On: 09/07/00
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 2                Version 2.01
Initial Modal Premium: $2,650.00-Premium Mode: Annual-Riders: None                            Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*          GUARANTEED CHARGES**          CURRENT CHARGES***
                    --------------------------   --------------------------   ---------------------------
            NET         0.00% (-.75% NET)           12.00% (11.25% NET)           12.00% (11.25% NET)
 POLICY   PREMIUM    CASH     FUND     DEATH      CASH     FUND     DEATH     CASH      FUND        DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS  VALUE     VALUE      PROCEEDS
   1       2,650         0    1,810   201,810         0    2,064   202,064          0      2,064    202,064
   5       2,650     4,488    6,608   206,608     7,884   10,004   210,004     10,034     12,154    212,154
   10      2,650     9,006   10,331   210,331    21,959   23,284   223,284     30,558     31,883    231,883
   20      2,650     4,947    4,947   204,947    63,084   63,084   263,084    109,248    109,248    309,248
@ Age 70   2,650    LAPSED   LAPSED    LAPSED    86,443   86,443   286,443    179,606    179,606    379,606
@ Age 85   2,650    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    695,617    695,617    895,617
@ Age 90   2,650    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED  1,056,243  1,056,243  1,256,243

* Policy lapses in policy year 23 based on guaranteed charges and a gross investment return of 0.00%.
** Policy lapses in policy year 40 based on guaranteed charges and a gross investment return of 12.00%.
*** Policy continues to age 100 based on current charges and a gross investment return of 12.00%.


APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand
ACKNOWLEDGEMENT                 that any not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.

                                ------------------------------------         --------------
                                Signature of Applicant or Policyowner        Date

REPRESENTATIVE'S                I certify that this illustration has been presented to the
ACKNOWLEDGEMENT                 applicant and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.

                                ------------------------------------         --------------
                                Signature of Representative                  Date

Age 45 Male Non-Smoker Preferred                                                     Prepared On: 09/06/00
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 2                Version 2.01
Initial Modal Premium: $2,650.00-Premium Mode: Annual-Riders: None                            Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                                   GUARANTEED CHARGES                            CURRENT CHARGES
                                 ------------------------------------------------------  --------------------------------
END                    PREMIUM        0.00% (-.75% NET)          12.00% (11.25% NET)           12.00% (11.25% NET)
 OF          PREMIUM   ACCUM'D     CASH       FUND    DEATH     CASH    FUND    DEATH      CASH        FUND       DEATH
YEAR   AGE   OUTLAY     AT 5%      VALUE     VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS    VALUE       VALUE     PROCEEDS
  1    46     2,650      2,783         0      1,810  201,810        0   2,064  202,064         0       2,064     202,064
  2    47     2,650      5,704     1,066      3,126  203,126    1,726   3,846  203,846     2,156       4,276     204,276
  3    48     2,650      8,772     2,235      4,355  204,355    3,625   5,745  205,745     4,532       6,652     206,652
  4    49     2,650     11,993     3,404      5,524  205,524    5,681   7,801  207,801     7,141       9,261     209,261
  5    50     2,650     15,375     4,488      6,608  206,608    7,884  10,004  210,004    10,034      12,154     212,154
  6    51     2,650     18,926     5,466      7,586  207,586   10,225  12,345  212,345    13,241      15,361     215,361
  7    52     2,650     22,655     6,337      8,457  208,457   12,719  14,839  214,839    16,796      18,916     218,916
  8    53     2,650     26,570     7,369      9,224  209,224   15,648  17,503  217,503    20,977      22,832     222,832
  9    54     2,650     30,681     8,250      9,840  209,840   18,715  20,305  220,305    25,559      27,149     227,149
 10    55     2,650     34,998     9,006     10,331  210,331   21,959  23,284  223,284    30,558      31,883     231,883
 11    56     2,650     39,530     9,590     10,650  210,650   25,351  26,411  226.411    35,996      37,056     237,056
 12    57     2,650     44,289    10,004     10,799  210,799   28,905  29,700  229,700    41,895      42,690     242,690
 13    58     2,650     49,286    10,250     10,780  210,780   32,639  33,169  233,169    48,279      48,809     248,809
 14    59     2,650     54,533    10,282     10,547  210,547   36,523  36,788  236,788    55,151      55,416     255,416
 15    60     2,650     60,042    10,103     10,103  210,103   40,573  40,573  240,573    62,514      62,514     262,514
 16    61     2,650     65,827     9,689      9,689  209,689   44,795  44,795  244,795    70,460      70,460     270,460
 17    62     2,650     71,901     9,017      9,017  209,017   49,199  49,199  249,199    79,041      79,041     279,041
 18    63     2,650     78,278     8,021      8,021  208,021   53,727  53,727  253,727    88,303      88,303     288,303
 19    64     2,650     84,975     6,679      6,679  206,679   58,368  58,368  258,368    98,344      98,344     298,344
 20    65     2,650     92,006     4,947      4,947  204,947   63,084  63,084  263,084   109,248     109,248     309,248
 21    66     2,650     99,389     2,783      2,783  202,783   67,832  67,832  267,832   121,110     121,110     321,110
 22    67     2,650    107,141       166        166  200,166   72,591  72,591  272,591   133,958     133,958     333,958
 23    68     2,650    115,280    LAPSED     LAPSED   LAPSED   77,312  77,312  277,312   147,900     147,900     347,900
 24    69     2,650    123,827                                 81,966  81,966  281,966   163,079     163,079     363,079
 25    70     2,650    132,801                                 86,443  86,443  286,443   179,606     179,606     379,606

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                                                     Prepared On: 09/06/00
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 2                Version 2.01
Initial Modal Premium: $2,650.00-Premium Mode: Annual-Riders: None                            Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                                        GUARANTEED CHARGES
                                 ----------------------------------------------------------------
END                    PREMIUM        0.00% (-.75% NET)                12.00% (11.25% NET)
 OF          PREMIUM   ACCUM'D    CASH      FUND      DEATH       CASH        FUND        DEATH
YEAR   AGE   OUTLAY     AT 5%     VALUE     VALUE    PROCEEDS     VALUE       VALUE     PROCEEDS
 26    71     2,650    142,223                                    90,649      90,649     290,649
 27    72     2,650    152,117                                    94,455      94,455     294,455
 28    73     2,650    162,505                                    97,664      97,664     297,664
 29    74     2,650    173,413                                   100,086     100,086     300,086
 30    75     2,650    184,866                                   101,509     101,509     301,509
 31    76     2,650    196,892                                   101,723     101,723     301,723
 32    77     2,650    209,519                                   100,496     100,496     300,496
 33    78     2,650    222,777                                    97,621      97,621     297,621
 34    79     2,650    236,699                                    92,815      92,815     292,815
 35    80     2,650    251,316                                    85,718      85,718     285,718
 36    81     2,650    266,665                                    75,903      75,903     275,903
 37    82     2,650    282,780                                    62,793      62,793     262,793
 38    83     2,650    299,702                                    45,726      45,726     245,726
 39    84     2,650    317,469                                    23,939      23,939     223,939
 40    85     2,650    336,125                                    LAPSED      LAPSED      LAPSED
 41    86     2,650    355,714
 42    87     2,650    376,282
 43    88     2,650    397,879
 44    89     2,650    420,555
 45    90     2,650    444,366
 46    91     2,650    469,366
 47    92     2,650    495,617
 48    93     2,650    523,181
 49    94     2,650    552,122
 50    95     2,650    582,511

               CURRENT CHARGES
      ---------------------------------
END          12.00% (11.25% NET)
 OF     CASH        FUND        DEATH
YEAR    VALUE       VALUE     PROCEEDS
 26     197,575     197,575     397,575
 27     217,221     217,221     417,221
 28     238,599     238,599     438,599
 29     261,823     261,823     461,823
 30     287,043     287,043     487,043
 31     314,451     314,451     514,451
 32     344,236     344,236     544,236
 33     376,582     376,582     576,582
 34     411,718     411,718     611,718
 35     449,898     449,898     649,898
 36     491,378     491,378     691,378
 37     536,445     536,445     736,445
 38     585,464     585,464     785,464
 39     638,444     638,444     838,444
 40     695,617     695,617     895,617
 41     757,344     757,344     957,344
 42     823,925     823,925   1,023,925
 43     895,545     895,545   1,095,545
 44     972,834     972,834   1,172,834
 45   1,056,243   1,056,243   1,256,243
 46   1,145,950   1,145,950   1,345,950
 47   1,242,802   1,242,802   1,442,802
 48   1,347,439   1,347,439   1,547,439
 49   1,460,970   1,460,970   1,660,970
 50   1,584,255   1,584,255   1,784,255

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                                                     Prepared On: 09/06/00
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 2                Version 2.01
Initial Modal Premium: $2,650.00-Premium Mode: Annual-Riders: None                            Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                                          GUARANTEED CHARGES
                                 ---------------------------------------------------------------------
END                    PREMIUM           0.00% (-.75% NET)                  12.00% (11.25% NET)
 OF          PREMIUM   ACCUM'D     CASH        FUND        DEATH       CASH        FUND        DEATH
YEAR   AGE   OUTLAY     AT 5%      VALUE       VALUE     PROCEEDS      VALUE       VALUE     PROCEEDS
 51     96    2,650    614,419
 52     97    2,650    647,922
 53     98    2,650    683,101
 54     99    2,650    720,038
 55    100    2,650    758,823

               CURRENT CHARGES
      ---------------------------------
END          12.00% (11.25% NET)
 OF     CASH        FUND        DEATH
YEAR    VALUE       VALUE     PROCEEDS
 51   1,718,864   1,718,864   1,918,864
 52   1,866,170   1,866,170   2,066,170
 53   2,026,596   2,026,596   2,226,596
 54   2,201,209   2,201,209   2,401,209
 55   2,389,962   2,389,962   2,589,962

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                                                     Prepared On: 09/06/00
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 2                Version 2.01
Initial Modal Premium: $2,650.00-Premium Mode: Annual-Riders: None                            Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*          GUARANTEED CHARGES**          CURRENT CHARGES***
                    --------------------------   --------------------------   --------------------------
            NET         0.00% (-.75% NET)            0.00% (-.75% NET)            0.00% (-.75% NET)
 POLICY   PREMIUM    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
   1       1,450         0      907   200,000         0      907   200,000         0      907   200,000
   5       1,450     2,407    3,567   200,000     2,407    3,567   200,000     3,030    4,190   200,000
   10      1,450     5,271    5,996   200,000     5,271    5,996   200,000     7,025    7,750   200,000
   20      1,450     7,114    7,114   200,000     7,114    7,114   200,000    13,405   13,405   200,000
@ Age 70   1,450    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED     2,334    2,334   200,000
@ Age 85       0    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED
@ Age 90       0    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED

* Policy lapses in policy year 28 based on guaranteed charges and a gross investment return of 0.00%.
** Policy lapses in policy year 28 based on guaranteed charges and a gross investment return of 0.00%.
*** Policy lapses in policy year 27 based on current charges and a gross investment return of 0.00%.


APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand
ACKNOWLEDGEMENT                 that any not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.

                                ------------------------------------         --------------
                                Signature of Applicant or Policyowner        Date

REPRESENTATIVE'S                I certify that this illustration has been presented to the
ACKNOWLEDGEMENT                 applicant and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.

                                ------------------------------------         --------------
                                Signature of Representative                  Date

Age 35 Male Non-Smoker Preferred                                                     Prepared On: 09/08/00
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                Version 2.01
Initial Modal Premium: $1,450.00-Premium Mode: Annual-Riders: None                            Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                                   GUARANTEED CHARGES                            CURRENT CHARGES
                                 ------------------------------------------------------  --------------------------------
END                    PREMIUM        0.00% (-.75% NET)           0.00% (-.75% NET)             0.00% (-.75% NET)
 OF          PREMIUM   ACCUM'D     CASH       FUND    DEATH     CASH    FUND    DEATH      CASH        FUND       DEATH
YEAR   AGE   OUTLAY     AT 5%      VALUE     VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS    VALUE       VALUE     PROCEEDS
  1    36     1,450     1,523          0        907  200,000        0     907  200,000         0         907     200,000
  2    37     1,450     3,121        456      1,616  200,000      456   1,616  200,000       645       1,805     200,000
  3    38     1,450     4,800      1,136      2,296  200,000    1,136   2,296  200,000     1,487       2,647     200,000
  4    39     1,450     6,562      1,786      2,946  200,000    1,786   2,946  200,000     2,274       3,434     200,000
  5    40     1,450     8,413      2,407      3,567  200,000    2,407   3,567  200,000     3,030       4,190     200,000
  6    41     1,450    10,356      2,975      4,135  200,000    2,975   4,135  200,000     3,755       4,915     200,000
  7    42     1,450    12,396      3,516      4,676  200,000    3,516   4,676  200,000     4,474       5,634     200,000
  8    43     1,450    14,539      4,151      5,166  200,000    4,151   5,166  200,000     5,331       6,346     200,000
  9    44     1,450    16,788      4,736      5,606  200,000    4,736   5,606  200,000     6,181       7,051     200,000
 10    45     1,450    19,150      5,271      5,996  200,000    5,271   5,996  200,000     7,025       7,750     200,000
 11    46     1,450    21,630      5,757      6,337  200,000    5,757   6,337  200,000     7,862       8,442     200,000
 12    47     1,450    24,234      6,195      6,630  200,000    6,195   6,630  200,000     8,693       9,128     200,000
 13    48     1,450    26,968      6,562      6,852  200,000    6,562   6,852  200,000     9,472       9,762     200,000
 14    49     1,450    29,839      6,881      7,026  200,000    6,881   7,026  200,000    10,177      10,322     200,000
 15    50     1,450    32,853      7,131      7,131  200,000    7,131   7,131  200,000    10,810      10,810     200,000
 16    51     1,450    36,019      7,334      7,334  200,000    7,334   7,334  200,000    11,441      11,441     200,000
 17    52     1,450    39,342      7,446      7,446  200,000    7,446   7,446  200,000    12,022      12,022     200,000
 18    53     1,450    42,832      7,465      7,465  200,000    7,465   7,465  200,000    12,531      12,531     200,000
 19    54     1,450    46,496      7,347      7,347  200,000    7,347   7,347  200,000    12,992      12,992     200,000
 20    55     1,450    50,343      7,114      7,114  200,000    7,114   7,114  200,000    13,405      13,405     200,000
 21    56     1,450    54,383      6,723      6,723  200,000    6,723   6,723  200,000    13,771      13,771     200,000
 22    57     1,450    58,624      6,171      6,171  200,000    6,171   6,171  200,000    14,046      14,046     200,000
 23    58     1,450    63,078      5,459      5,459  200,000    5,459   5,459  200,000    14,232      14,232     200,000
 24    59     1,450    67,754      4,538      4,538  200,000    4,538   4,538  200,000    14,284      14,284     200,000
 25    60     1,450    72,665      3,408      3,408  200,000    3,408   3,408  200,000    14,181      14,181     200,000

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 35 Male Non-Smoker Preferred                                                     Prepared On: 09/08/00
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                Version 2.01
Initial Modal Premium: $1,450.00-Premium Mode: Annual-Riders: None                            Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                                 GUARANTEED CHARGES                      CURRENT CHARGES
                                 --------------------------------------------------  ------------------------
END                    PREMIUM      0.00% (-.75% NET)         0.00% (-.75% NET)         0.00% (-.75% NET)
 OF          PREMIUM   ACCUM'D    CASH    FUND    DEATH     CASH    FUND    DEATH     CASH    FUND    DEATH
YEAR   AGE   OUTLAY     AT 5%    VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS
 26    61     1,450     77,820    2,019   2,019  200,000    2,019   2,019  200,000   13,925  13,925  200,000
 27    62     1,450     83,234      365     365  200,000      365     365  200,000   13,514  13,514  200,000
 28    63     1,450     88,918   LAPSED  LAPSED   LAPSED   LAPSED  LAPSED   LAPSED   12,927  12,927  200,000
 29    64     1,450     94,886                                                       12,141  12,141  200,000
 30    65     1,450    101,153                                                       11,154  11,154  200,000
 31    66     1,450    107,733                                                        9,940   9,940  200,000
 32    67     1,450    114,642                                                        8,453   8,453  200,000
 33    68     1,450    121,897                                                        6,686   6,686  200,000
 34    69     1,450    129,514                                                        4,656   4,656  200,000
 35    70     1,450    137,513                                                        2,334   2,334  200,000
 36    71         0    144,388                                                       LAPSED  LAPSED   LAPSED

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 35 Male Non-Smoker Preferred                                                     Prepared On: 09/08/00
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                Version 2.01
Initial Modal Premium: $1,450.00-Premium Mode: Annual-Riders: None                            Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*          GUARANTEED CHARGES**          CURRENT CHARGES***
                    --------------------------   --------------------------   --------------------------
            NET         0.00% (-.75% NET)            6.00% (5.25% NET)            6.00% (5.25% NET)
 POLICY   PREMIUM    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
   1       1,450         0      907   200,000         0      974   200,000         0      974   200,000
   5       1,450     2,407    3,567   200,000     3,235    4,395   200,000     3,943    5,103   200,000
   10      1,450     5,271    5,996   200,000     8,161    8,886   200,000    10,376   11,101   200,000
   20      1,450     7,114    7,114   200,000    17,899   17,899   200,000    27,517   27,517   200,000
@ Age 70   1,450    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    54,003   54,003   200,000
@ Age 85   1,450    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    17,980   17,980   200,000
@ Age 90       0    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED

* Policy lapses in policy year 28 based on guaranteed charges and a gross investment return of 0.00%.
** Policy lapses in policy year 35 based on guaranteed charges and a gross investment return of 6.00%.
*** Policy lapses in policy year 27 based on current charges and a gross investment return of 6.00%.


APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand
ACKNOWLEDGEMENT                 that any not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.

                                ------------------------------------         --------------
                                Signature of Applicant or Policyowner        Date

REPRESENTATIVE'S                I certify that this illustration has been presented to the
ACKNOWLEDGEMENT                 applicant and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.

                                ------------------------------------         --------------
                                Signature of Representative                  Date

Age 35 Male Non-Smoker Preferred                                                     Prepared On: 09/07/00
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                Version 2.01
Initial Modal Premium: $1,450.00-Premium Mode: Annual-Riders: None                            Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                                   GUARANTEED CHARGES                            CURRENT CHARGES
                                 ------------------------------------------------------  --------------------------------
END                    PREMIUM        0.00% (-.75% NET)           6.00% (5.25% NET)             6.00% (5.25% NET)
 OF          PREMIUM   ACCUM'D     CASH       FUND    DEATH     CASH    FUND    DEATH      CASH        FUND       DEATH
YEAR   AGE   OUTLAY     AT 5%      VALUE     VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS    VALUE       VALUE     PROCEEDS
  1    36     1,450     1,523          0        907  200,000        0     974  200,000         0         974     200,000
  2    37     1,450     3,121        456      1,616  200,000      641   1,801  200,000       835       1,995     200,000
  3    38     1,450     4,800      1,136      2,296  200,000    1,487   2,647  200,000     1,860       3,020     200,000
  4    39     1,450     6,562      1,786      2,946  200,000    2,351   3,511  200,000     2,887       4,047     200,000
  5    40     1,450     8,413      2,407      3,567  200,000    3,235   4,395  200,000     3,943       5,103     200,000
  6    41     1,450    10,356      2,975      4,135  200,000    4,117   5,277  200,000     5,027       6,187     200,000
  7    42     1,450    12,396      3,516      4,676  200,000    5,020   6,180  200,000     6,166       7,326     200,000
  8    43     1,450    14,539      4,151      5,166  200,000    6,067   7,082  200,000     7,508       8,523     200,000
  9    44     1,450    16,788      4,736      5,606  200,000    7,114   7,984  200,000     8,910       9,780     200,000
 10    45     1,450    19,150      5,271      5,996  200,000    8,161   8,886  200,000    10,376      11,101     200,000
 11    46     1,450    21,630      5,757      6,337  200,000    9,208   9,788  200,000    11,908      12,488     200,000
 12    47     1,450    24,234      6,195      6,630  200,000   10,257  10,692  200,000    13,510      13,945     200,000
 13    48     1,450    26,968      6,562      6,852  200,000   11,283  11,573  200,000    15,141      15,431     200,000
 14    49     1,450    29,839      6,881      7,026  200,000   12,310  12,455  200,000    16,779      16,924     200,000
 15    50     1,450    32,853      7,131      7,131  200,000   13,316  13,316  200,000    18,427      18,427     200,000
 16    51     1,450    36,019      7,334      7,334  200,000   14,329  14,329  200,000    20,160      20,160     200,000
 17    52     1,450    39,342      7,446      7,446  200,000   15,306  15,306  200,000    21,939      21,939     200,000
 18    53     1,450    42,832      7,465      7,465  200,000   16,247  16,247  200,000    23,745      23,745     200,000
 19    54     1,450    46,496      7,347      7,347  200,000   17,105  17,105  200,000    25,603      25,603     200,000
 20    55     1,450    50,343      7,114      7,114  200,000   17,899  17,899  200,000    27,517      27,517     200,000
 21    56     1,450    54,383      6,723      6,723  200,000   18,582  18,582  200,000    29,489      29,489     200,000
 22    57     1,450    58,624      6,171      6,171  200,000   19,148  19,148  200,000    31,483      31,483     200,000
 23    58     1,450    63,078      5,459      5,459  200,000   19,593  19,593  200,000    33,502      33,502     200,000
 24    59     1,450    67,754      4,538      4,538  200,000   19,865  19,865  200,000    35,509      35,509     200,000
 25    60     1,450    72,665      3,408      3,408  200,000   19,954  19,954  200,000    37,486      37,486     200,000

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 35 Male Non-Smoker Preferred                                                     Prepared On: 09/07/00
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                Version 2.01
Initial Modal Premium: $1,450.00-Premium Mode: Annual-Riders: None                            Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                                 GUARANTEED CHARGES                      CURRENT CHARGES
                                 --------------------------------------------------  ------------------------
END                    PREMIUM      0.00% (-.75% NET)         6.00% (5.25% NET)         6.00% (5.25% NET)
 OF          PREMIUM   ACCUM'D    CASH    FUND    DEATH     CASH    FUND    DEATH     CASH    FUND    DEATH
YEAR   AGE   OUTLAY     AT 5%    VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS
 26    61     1,450     77,820    2,019   2,019  200,000   19,806  19,806  200,000   39,435  39,435  200,000
 27    62     1,450     83,234      365     365  200,000   19,404  19,404  200,000   41,357  41,357  200,000
 28    63     1,450     88,918   LAPSED  LAPSED   LAPSED   18,665  18,665  200,000   43,235  43,235  200,000
 29    64     1,450     94,886                             17,542  17,542  200,000   45,051  45,051  200,000
 30    65     1,450    101,153                             15,958  15,958  200,000   46,806  46,806  200,000
 31    66     1,450    107,733                             13,829  13,829  200,000   48,480  48,480  200,000
 32    67     1,750    114,642                             11,083  11,083  200,000   50,036  50,036  200,000
 33    68     1,450    121,897                              7,612   7,612  200,000   51,472  51,472  200,000
 34    69     1,450    129,514                              3,317   3,317  200,000   52,801  52,801  200,000
 35    70     1,450    137,513                             LAPSED  LAPSED   LAPSED   54,003  54,003  200,000
 36    71     1,450    145,911                                                       55,036  55,036  200,000
 37    72     1,450    154,729                                                       55,945  55,945  200,000
 38    73     1,450    163,988                                                       56,636  56,636  200,000
 39    74     1,450    173,710                                                       57,043  57,043  200,000
 40    75     1,450    183,918                                                       57,110  57,110  200,000
 41    76     1,450    194,636                                                       56,794  56,794  200,000
 42    77     1,450    205,890                                                       56,027  56,027  200,000
 43    78     1,450    217,707                                                       54,712  54,712  200,000
 44    79     1,450    230,115                                                       52,755  52,755  200,000
 45    80     1,450    243,143                                                       50,047  50,047  200,000
 46    81     1,450    256,823                                                       46,438  46,438  200,000
 47    82     1,450    271,187                                                       41,749  41,749  200,000
 48    83     1,450    286,269                                                       35,803  35,803  200,000
 49    84     1,450    302,105                                                       28,046  28,046  200,000
 50    85     1,450    318,732                                                       17,980  17,980  200,000
 51    86     1,450    336,191                                                        5,059   5,059  200,000
 52    87         0    353,001                                                       LAPSED  LAPSED   LAPSED

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 35 Male Non-Smoker Preferred                                                     Prepared On: 09/07/00
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                Version 2.01
Initial Modal Premium: $1,450.00-Premium Mode: Annual-Riders: None                            Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*             GUARANTEED CHARGES**                 CURRENT CHARGES***
                    --------------------------   ---------------------------------   ---------------------------------
            NET         0.00% (-.75% NET)               12.00% (11.25% NET)                 12.00% (11.25% NET)
 POLICY   PREMIUM    CASH     FUND     DEATH       CASH        FUND        DEATH       CASH        FUND        DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS     VALUE       VALUE     PROCEEDS      VALUE       VALUE     PROCEEDS
   1       1,450         0      907   200,000            0       1,040     200,000           0       1,040     200,000
   5       1,450     2,407    3,567   200,000        4,218       5,378     200,000       5,020       6,180     200,000
   10      1,450     5,271    5,996   200,000       12,421      13,146     200,000      15,246      15,971     200,000
   20      1,450     7,114    7,114   200,000       43,765      43,765     200,000      59,350      59,350     200,000
@ Age 70   1,450    LAPSED   LAPSED    LAPSED      200,642     200,642     232,745     305,552     305,552     354,440
@ Age 85   1,450    LAPSED   LAPSED    LAPSED      923,363     923,363     969,531   1,433,929   1,433,929   1,505,625
@ Age 90   1,450    LAPSED   LAPSED    LAPSED    1,483,406   1,483,406   1,557,576   2,355,546   2,355,546   2,473,323

* Policy lapses in policy year 28 based on guaranteed charges and a gross investment return of 0.00%.
** Policy continues to age 100 based on guaranteed charges and a gross investment return of 12.00%.
*** Policy continues to age 100 based on current charges and a gross investment return of 12.00%.


APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand
ACKNOWLEDGEMENT                 that any not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.

                                ------------------------------------         --------------
                                Signature of Applicant or Policyowner        Date

REPRESENTATIVE'S                I certify that this illustration has been presented to the
ACKNOWLEDGEMENT                 applicant and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.

                                ------------------------------------         --------------
                                Signature of Representative                  Date

Age 35 Male Non-Smoker Preferred                                                     Prepared On: 09/06/00
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                Version 2.01
Initial Modal Premium: $1,450.00-Premium Mode: Annual-Riders: None                            Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                                  GUARANTEED CHARGES                           CURRENT CHARGES
                                 -----------------------------------------------------   ----------------------------
END                    PREMIUM      0.00% (-.75% NET)          12.00% (11.25% NET)           12.00% (11.25% NET)
 OF          PREMIUM   ACCUM'D   CASH    FUND     DEATH      CASH     FUND     DEATH      CASH      FUND      DEATH
YEAR   AGE   OUTLAY     AT 5%    VALUE   VALUE   PROCEEDS   VALUE    VALUE    PROCEEDS    VALUE     VALUE    PROCEEDS
  1    36     1,450     1,523        0     907   200,000         0    1,040   200,000          0     1,040   200,000
  2    37     1,450     3,121      456   1,616   200,000       834    1,994   200,000      1,035     2,195   200,000
  3    38     1,450     4,800    1,136   2,296   200,000     1,869    3,029   200,000      2,266     3,426   200,000
  4    39     1,450     6,562    1,786   2,946   200,000     2,994    4,154   200,000      3,582     4,742   200,000
  5    40     1,450     8,413    2,407   3,567   200,000     4,218    5,378   200,000      5,020     6,180   200,000
  6    41     1,450    10,356    2,975   4,135   200,000     5,530    6,690   200,000      6,591     7,751   200,000
  7    42     1,450    12,396    3,516   4,676   200,000     6,963    8,123   200,000      8,335     9,495   200,000
  8    43     1,450    14,539    4,151   5,166   200,000     8,652    9,667   200,000     10,417    11,432   200,000
  9    44     1,450    16,788    4,736   5,606   200,000    10,467   11,337   200,000     12,713    13,583   200,000
 10    45     1,450    19,150    5,271   5,996   200,000    12,421   13,146   200,000     15,246    15,971   200,000
 11    46     1,450    21,630    5,757   6,337   200,000    14,530   15,110   200,000     18,043    18,623   200,000
 12    47     1,450    24,234    6,195   6,630   200,000    16,815   17,250   200,000     21,132    21,567   200,000
 13    48     1,450    26,968    6,562   6,852   200,000    19,272   19,562   200,000     24,502    24,792   200,000
 14    49     1,450    29,839    6,881   7,026   200,000    21,945   22,090   200,000     28,163    28,308   200,000
 15    50     1,450    32,853    7,131   7,131   200,000    24,838   24,838   200,000     32,149    32,149   200,000
 16    51     1,450    36,019    7,334   7,334   200,000    28,015   28,015   200,000     36,581    36,581   200,000
 17    52     1,450    39,342    7,446   7,446   200,000    31,469   31,469   200,000     41,466    41,466   200,000
 18    53     1,450    42,832    7,465   7,465   200,000    35,235   35,235   200,000     46,840    46,840   200,000
 19    54     1,450    46,496    7,347   7,347   200,000    39,313   39,313   200,000     52,779    52,779   200,000
 20    55     1,450    50,343    7,114   7,114   200,000    43,765   43,765   200,000     59,350    59,350   200,000
 21    56     1,450    54,383    6,723   6,723   200,000    48,601   48,601   200,000     66,629    66,629   200,000
 22    57     1,450    58,624    6,171   6,171   200,000    53,875   53,875   200,000     74,666    74,666   200,000
 23    58     1,450    63,078    5,459   5,459   200,000    59,649   59,649   200,000     83,556    83,556   200,000
 24    59     1,450    67,754    4,538   4,538   200,000    65,958   65,958   200,000     93,377    93,377   200,000
 25    60     1,450    72,665    3,408   3,408   200,000    72,881   72,881   200,000    104,238   104,238   200,000

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 35 Male Non-Smoker Preferred                                                     Prepared On: 09/06/00
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                Version 2.01
Initial Modal Premium: $1,450.00-Premium Mode: Annual-Riders: None                            Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                                   GUARANTEED CHARGES                              CURRENT CHARGES
                                 ------------------------------------------------------   ---------------------------------
END                    PREMIUM      0.00% (-.75% NET)          12.00% (11.25% NET)               12.00% (11.25% NET)
 OF          PREMIUM   ACCUM'D    CASH    FUND    DEATH     CASH      FUND      DEATH       CASH        FUND        DEATH
YEAR   AGE   OUTLAY     AT 5%    VALUE   VALUE   PROCEEDS   VALUE     VALUE    PROCEEDS     VALUE       VALUE     PROCEEDS
 26    61     1,450     77,820    2,019   2,019  200,000    80,477    80,477   200,000      116,278     116,278     200,000
 27    62     1,450     83,234      365     365  200,000    88,852    88,852   200,000      129,659     129,659     200,000
 28    63     1,450     88,918   LAPSED  LAPSED   LAPSED    98,085    98,085   200,000      144,552     144,552     200,000
 29    64     1,450     94,886                             108,307   108,307   200,000      161,162     161,162     200,000
 30    65     1,450    101,153                             119,662   119,662   200,000      179,642     179,642     219,164
 31    66     1,450    107,733                             132,329   132,329   200,000      200,080     200,080     240,096
 32    67     1,450    114,642                             146,538   146,538   200,000      222,649     222,649     264,953
 33    68     1,450    121,897                             162,562   162,562   200,000      247,577     247,577     292,141
 34    69     1,450    129,514                             180,655   180,655   211,366      275,120     275,120     321,890
 35    70     1,450    137,513                             200,642   200,642   232,745      305,552     305,552     354,440
 36    71     1,450    145,911                             222,643   222,643   256,040      339,172     339,172     390,047
 37    72     1,450    154,729                             246,958   246,958   279,063      376,422     376,422     425,357
 38    73     1,450    163,988                             273,860   273,860   303,985      417,700     417,700     463,647
 39    74     1,450    173,710                             303,677   303,677   331,007      463,472     463,472     505,185
 40    75     1,450    183,918                             336,797   336,797   360,373      514,280     514,280     550,280
 41    76     1,450    194,636                             373,693   373,693   392,378      570,751     570,751     599,288
 42    77     1,450    205,890                             414,342   414,342   435,059      633,182     633,182     664,842
 43    78     1,450    217,707                             459,106   459,106   482,061      702,183     702,183     737,292
 44    79     1,450    230,115                             508,373   508,373   533,792      778,424     778,424     817,345
 45    80     1,450    243,143                             562,557   562,557   590,685      862,640     862,640     905,772
 46    81     1,450    256,823                             622,100   622,100   653,205      955,635     955,635   1,003,417
 47    82     1,450    271,187                             687,461   687,461   721,834    1,058,285   1,058,285   1,111,199
 48    83     1,450    286,269                             759,120   759,120   797,075    1,171,562   1,171,562   1,230,140
 49    84     1,450    302,105                             837,576   837,576   879,455    1,296,418   1,296,418   1,361,239
 50    85     1,450    318,732                             923,365   923,365   969,533    1,433,929   1,433,929   1,505,625

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 35 Male Non-Smoker Preferred                                                     Prepared On: 09/06/00
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                Version 2.01
Initial Modal Premium: $1,450.00-Premium Mode: Annual-Riders: None                            Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                                          GUARANTEED CHARGES
                                 ---------------------------------------------------------------------
END                    PREMIUM           0.00% (-.75% NET)                  12.00% (11.25% NET)
 OF          PREMIUM   ACCUM'D     CASH        FUND        DEATH       CASH        FUND        DEATH
YEAR   AGE   OUTLAY     AT 5%      VALUE       VALUE     PROCEEDS      VALUE       VALUE     PROCEEDS
 51     86    1,450    336,191                                       1,017,051   1,017,051   1,067,903
 52     87    1,450    354,524                                       1,119,239   1,119,239   1,175,201
 53     88    1,450    373,772                                       1,230,577   1,230,577   1,292,106
 54     89    1,450    393,983                                       1,351,734   1,351,734   1,419,321
 55     90    1,450    415,205                                       1,483,406   1,483,406   1,557,576
 56     91    1,450    437,488                                       1,626,279   1,626,279   1,707,593
 57     92    1,450    460,885                                       1,786,013   1,786,013   1,857,454
 58     93    1,450    485,451                                       1,965,574   1,965,574   2,024,541
 59     94    1,450    511,246                                       2,168,612   2,168,612   2,211,984
 60     95    1,450    538,331                                       2,399,871   2,399,871   2,423,870
 61     96    1,450    566,770                                       2,654,552   2,654,552   2,681,097
 62     97    1,450    596,631                                       2,933,936   2,933,936   2,963,275
 63     98    1,450    627,985                                       3,237,563   3,237,563   3,269,938
 64     99    1,450    660,907                                       3,568,065   3,568,065   3,603,745
 65    100    1,450    695,475                                       3,932,162   3,932,162   3,971,483

               CURRENT CHARGES
      ---------------------------------
END          12.00% (11.25% NET)
 OF     CASH        FUND        DEATH
YEAR    VALUE       VALUE     PROCEEDS
 51   1,585,286   1,585,286   1,664,551
 52   1,751,743   1,751,743   1,839,330
 53   1,934,576   1,934,576   2,031,304
 54   2,135,325   2,135,325   2,242,092
 55   2,355,546   2,355,546   2,473,323
 56   2,596,706   2,596,706   2,726,541
 57   2,864,903   2,864,903   2,979,499
 58   3,164,156   3,164,156   3,259,081
 59   3,499,403   3,499,403   3,569,391
 60   3,876,370   3,876,370   3,915,133
 61   4,293,505   4,293,505   4,336,440
 62   4,755,078   4,755,078   4,802,628
 63   5,265,629   5,265,629   5,318,285
 64   5,830,233   5,830,233   5,888,535
 65   6,454,219   6,454,219   6,518,761

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.


Age 35 Male Non-Smoker Preferred                                                         Prepared On: 09/06/00
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                    Version 2.01
Initial Modal Premium: $1,450.00-Premium Mode: Annual-Riders: None                                Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*          GUARANTEED CHARGES**          CURRENT CHARGES***
                    --------------------------   --------------------------   --------------------------
            NET         0.00% (-.75% NET)            0.00% (-.75% NET)            0.00% (-.75% NET)
 POLICY   PREMIUM    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
   1       4,450         0    3,082   200,000         0    3,082   200,000         0    3,082   200,000
   5       4,450     5,750    9,310   200,000     5,750    9,310   200,000    10,867   14,427   200,000
   10      4,450     9,214   11,439   200,000     9,214   11,439   200,000    24,879   27,104   200,000
   20      4,450    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    34,588   34,588   200,000
@ Age 70   4,450     2,898    2,898   200,000     2,898    2,898   200,000    34,647   34,647   200,000
@ Age 85       0    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED
@ Age 90       0    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED

* Policy lapses in policy year 16 based on guaranteed charges and a gross investment return of 0.00%.
** Policy lapses in policy year 16 based on guaranteed charges and a gross investment return of 0.00%.
*** Policy lapses in policy year 15 based on current charges and a gross investment return of 0.00%.


APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand
ACKNOWLEDGEMENT                 that any not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.

                                ------------------------------------------------------            -------------------------
                                Signature of Applicant or Policyowner                             Date


REPRESENTATIVE'S                I certify that this illustration has been presented to the
ACKNOWLEDGEMENT                 applicant and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.

                                ------------------------------------------------------            -------------------------
                                Signature of Representative                                       Date



Age 55 Male Non-Smoker Preferred                                                      Prepared On: 09/08/00
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                 Version 2.01
Initial Modal Premium: $4,450.00-Premium Mode: Annual-Riders: None                             Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                                   GUARANTEED CHARGES                            CURRENT CHARGES
                                 ------------------------------------------------------  --------------------------------
END                    PREMIUM        0.00% (-.75% NET)           0.00% (-.75% NET)             0.00% (-.75% NET)
 OF          PREMIUM   ACCUM'D     CASH       FUND    DEATH     CASH    FUND    DEATH      CASH        FUND       DEATH
YEAR   AGE   OUTLAY     AT 5%      VALUE     VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS    VALUE       VALUE     PROCEEDS
  1    56     4,450      4,673         0      3,082  200,000        0   3,082  200,000         0       3,082     200,000
  2    57     4,450      9,579     1,356      4,916  200,000    1,356   4,916  200,000     2,464       6,024     200,000
  3    58     4,450     14,730     3,026      6,586  200,000    3,026   6,586  200,000     5,315       8,875     200,000
  4    59     4,450     20,139     4,490      8,050  200,000    4,490   8,050  200,000     8,100      11,660     200,000
  5    60     4,450     25,819     5,750      9,310  200,000    5,750   9,310  200,000    10,867      14,427     200,000
  6    61     4,450     31,782     6,765     10,325  200,000    6,765  10,325  200,000    13,613      17,173     200,000
  7    62     4,450     38,044     7,536     11,096  200,000    7,536  11,096  200,000    16,298      19,858     200,000
  8    63     4,450     44,618     8,443     11,558  200,000    8,443  11,558  200,000    19,304      22,419     200,000
  9    64     4,450     51,522     9,018     11,688  200,000    9,018  11,688  200,000    22,170      24,840     200,000
 10    65     4,450     58,770     9,214     11,439  200,000    9,214  11,439  200,000    24,879      27,104     200,000
 11    66     4,450     66,381     8,983     10,763  200,000    8,983  10,763  200,000    27,355      29,135     200,000
 12    67     4,450     74,373     8,294      9,629  200,000    8,294   9,629  200,000    29,584      30,919     200,000
 13    68     4,450     82,764     7,090      7,980  200,000    7,090   7,980  200,000    31,592      32,482     200,000
 14    69     4,450     91,575     5,330      5,775  200,000    5,330   5,775  200,000    33,305      33,750     200,000
 15    70     4,450    100,826     2,898      2,898  200,000    2,898   2,898  200,000    34,647      34,647     200,000
 16    71     4,450    110,540    LAPSED     LAPSED   LAPSED   LAPSED  LAPSED   LAPSED    35,504      35,504     200,000
 17    72     4,450    120,739                                                            35,920      35,920     200,000
 18    73     4,450    131,449                                                            35,913      35,913     200,000
 19    74     4,450    142,693                                                            35,479      35,479     200,000
 20    75     4,450    154,501                                                            34,588      34,588     200,000
 21    76     4,450    166,898                                                            33,249      33,249     200,000
 22    77     4,450    179,916                                                            31,406      31,406     200,000
 23    78     4,450    193,584                                                            28,975      28,975     200,000
 24    79     4,450    207,936                                                            25,886      25,886     200,000
 25    80     4,450    223,005                                                            22,054      22,054     200,000

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 55 Male Non-Smoker Preferred                                                     Prepared On: 09/08/00
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                Version 2.01
Initial Modal Premium: $4,450.00-Premium Mode: Annual-Riders: None                            Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                                   GUARANTEED CHARGES                            CURRENT CHARGES
                                 ------------------------------------------------------  --------------------------------
END                    PREMIUM        0.00% (-.75% NET)           0.00% (-.75% NET)             0.00% (-.75% NET)
 OF          PREMIUM   ACCUM'D     CASH       FUND    DEATH     CASH    FUND    DEATH      CASH        FUND       DEATH
YEAR   AGE   OUTLAY     AT 5%      VALUE     VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS    VALUE       VALUE     PROCEEDS
 26    81     4,450    238,828                                                            17,361      17,361     200,000
 27    82     4,450    255,441                                                            11,670      11,670     200,000
 28    83     4,450    272,886                                                             4,864       4,864     200,000
 29    84         0    286,530                                                            LAPSED      LAPSED      LAPSED

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 55 Male Non-Smoker Preferred                                                     Prepared On: 09/08/00
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                Version 2.01
Initial Modal Premium: $4,450.00-Premium Mode: Annual-Riders: None                            Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*          GUARANTEED CHARGES**           CURRENT CHARGES***
                    --------------------------   --------------------------   ----------------------------
            NET         0.00% (-.75% NET)            6.00% (5.25% NET)             6.00% (5.25% NET)
 POLICY   PREMIUM    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH      FUND      DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS    VALUE     VALUE    PROCEEDS
   1       4,450         0    3,082   200,000         0    3,296   200,000          0     3,296   200,000
   5       4,450     5,750    9,310   200,000     8,213   11,773   200,000     13,907    17,467   200,000
   10      4,450     9,214   11,439   200,000    17,081   19,306   200,000     36,480    38,705   200,000
   20      4,450    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED     86,014    86,014   200,000
@ Age 70   4,450     2,898    2,898   200,000    18,086   18,086   200,000     61,547    61,547   200,000
@ Age 85   4,450    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    143,070   143,070   200,000
@ Age 90   4,450    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    186,290   186,290   200,000

* Policy lapses in policy year 16 based on guaranteed charges and a gross investment return of 0.00%.
** Policy lapses in policy year 20 based on guaranteed charges and a gross investment return of 6.00%.
*** Policy continues to age 100 based on current charges and a gross investment return of 6.00%.


APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand
ACKNOWLEDGEMENT                 that any not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.

                                ------------------------------------------------------         -------------------------
                                Signature of Applicant or Policyowner                          Date


REPRESENTATIVE'S                I certify that this illustration has been presented to the
ACKNOWLEDGEMENT                 applicant and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.

                                ------------------------------------------------------         -------------------------
                                Signature of Representative                                    Date


Age 55 Male Non-Smoker Preferred                                                     Prepared On: 09/07/00
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                Version 2.01
Initial Modal Premium: $4,450.00-Premium Mode: Annual-Riders: None                            Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                                   GUARANTEED CHARGES                           CURRENT CHARGES
                                 ------------------------------------------------------  ------------------------------
END                    PREMIUM        0.00% (-.75% NET)           6.00% (5.25% NET)            6.00% (5.25% NET)
 OF          PREMIUM   ACCUM'D     CASH       FUND    DEATH     CASH    FUND    DEATH      CASH       FUND      DEATH
YEAR   AGE   OUTLAY     AT 5%      VALUE     VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS   VALUE      VALUE     PROCEEDS
  1    56     4,450      4,673         0      3,082  200,000        0   3,296  200,000         0      3,296    200,000
  2    57     4,450      9,579     1,356      4,916  200,000    1,943   5,503  200,000     3,084      6,644    200,000
  3    58     4,450     14,730     3,026      6,586  200,000    4,114   7,674  200,000     6,538     10,098    200,000
  4    59     4,450     20,139     4,490      8,050  200,000    6,204   9,764  200,000    10,127     13,687    200,000
  5    60     4,450     25,819     5,750      9,310  200,000    8,213  11,773  200,000    13,907     17,467    200,000
  6    61     4,450     31,782     6,765     10,325  200,000   10,095  13,655  200,000    17,888     21,448    200,000
  7    62     4,450     38,044     7,536     11,096  200,000   11,846  15,406  200,000    22,036     25,596    200,000
  8    63     4,450     44,618     8,443     11,558  200,000   13,841  16,956  200,000    26,746     29,861    200,000
  9    64     4,450     51,522     9,018     11,688  200,000   15,604  18,274  200,000    31,563     34,233    200,000
 10    65     4,450     58,770     9,214     11,439  200,000   17,081  19,306  200,000    36,480     38,705    200,000
 11    66     4,450     66,381     8,983     10,763  200,000   18,212  19,992  200,000    41,433     43,213    200,000
 12    67     4,450     74,373     8,294      9,629  200,000   18,952  20,287  200,000    46,417     47,752    200,000
 13    68     4,450     82,764     7,090      7,980  200,000   19,230  20,120  200,000    51,466     52,356    200,000
 14    69     4,450     91,575     5,330      5,775  200,000   18,986  19,431  200,000    56,527     56,972    200,000
 15    70     4,450    100,826     2,898      2,898  200,000   18,086  18,086  200,000    61,547     61,547    200,000
 16    71     4,450    110,540    LAPSED     LAPSED   LAPSED   16,353  16,353  200,000    66,449     66,449    200,000
 17    72     4,450    120,739                                 13,692  13,692  200,000    71,313     71,313    200,000
 18    73     4,450    131,449                                  9,855   9,855  200,000    76,179     76,179    200,000
 19    74     4,450    142,693                                  4,569   4,569  200,000    81,075     81,075    200,000
 20    75     4,450    154,501                                 LAPSED  LAPSED   LAPSED    86,014     86,014    200,000
 21    76     4,450    166,898                                                            91,043     91,043    200,000
 22    77     4,450    179,916                                                            96,170     96,170    200,000
 23    78     4,450    193,584                                                           101,398    101,398    200,000
 24    79     4,450    207,936                                                           106,747    106,747    200,000
 25    80     4,450    223,005                                                           112,246    112,246    200,000

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 55 Male Non-Smoker Preferred                                                     Prepared On: 09/07/00
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                Version 2.01
Initial Modal Premium: $4,450.00-Premium Mode: Annual-Riders: None                            Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                                   GUARANTEED CHARGES                           CURRENT CHARGES
                                 ------------------------------------------------------  ------------------------------
END                    PREMIUM        0.00% (-.75% NET)           6.00% (5.25% NET)            6.00% (5.25% NET)
 OF          PREMIUM   ACCUM'D     CASH       FUND    DEATH     CASH    FUND    DEATH      CASH       FUND      DEATH
YEAR   AGE   OUTLAY     AT 5%      VALUE     VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS   VALUE      VALUE     PROCEEDS
 26     81    4,450    238,828                                                           117,920    117,920    200,000
 27     82    4,450    255,441                                                           123,807    123,807    200,000
 28     83    4,450    272,886                                                           129,975    129,975    200,000
 29     84    4,450    291,203                                                           136,377    136,377    200,000
 30     85    4,450    310,436                                                           143,070    143,070    200,000
 31     86    4,450    330,630                                                           150,173    150,173    200,000
 32     87    4,450    351,834                                                           157,819    157,819    200,000
 33     88    4,450    374,098                                                           166,170    166,170    200,000
 34     89    4,450    397,475                                                           175,538    175,538    200,000
 35     90    4,450    422,022                                                           186,290    186,290    200,000
 36     91    4,450    447,795                                                           198,397    198,397    208,317
 37     92    4,450    474,857                                                           211,202    211,202    219,650
 38     93    4,450    503,273                                                           224,810    224,810    231,555
 39     94    4,450    533,109                                                           239,357    239,357    244,144
 40     95    4,450    564,437                                                           254,988    254,988    257,538
 41     96    4,450    597,331                                                           271,346    271,346    274,059
 42     97    4,450    631,870                                                           288,463    288,463    291,347
 43     98    4,450    668,136                                                           306,364    306,364    309,427
 44     99    4,450    706,216                                                           325,078    325,078    328,329
 45    100    4,450    746,199                                                           344,623    344,623    348,069

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 55 Male Non-Smoker Preferred                                                     Prepared On: 09/07/00
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                Version 2.01
Initial Modal Premium: $4,450.00-Premium Mode: Annual-Riders: None                            Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*          GUARANTEED CHARGES**             CURRENT CHARGES***
                    --------------------------   --------------------------   ---------------------------------
            NET         0.00% (-.75% NET)           12.00% (11.25% NET)              12.00% (11.25% NET)
 POLICY   PREMIUM    CASH     FUND     DEATH      CASH     FUND     DEATH       CASH        FUND        DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS     VALUE       VALUE     PROCEEDS
   1       4,450         0    3,082   200,000         0    3,511   200,000            0       3,511     200,000
   5       4,450     5,750    9,310   200,000    11,164   14,724   200,000       17,487      21,047     200,000
   10      4,450     9,214   11,439   200,000    29,131   31,356   200,000       53,271      55,496     200,000
   20      4,450    LAPSED   LAPSED    LAPSED    70,123   70,123   200,000      206,052     206,052     220,476
@ Age 70   4,450     2,898    2,898   200,000    49,787   49,787   200,000      110,333     110,333     200,000
@ Age 85   4,450    LAPSED   LAPSED    LAPSED    78,946   78,946   200,000      638,616     638,616     670,546
@ Age 90   4,450    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    1,072,642   1,072,642   1,126,274

* Policy lapses in policy year 16 based on guaranteed charges and a gross investment return of 0.00%.
** Policy lapses in policy year 35 based on guaranteed charges and a gross investment return of 12.00%.
*** Policy continues to age 100 based on current charges and a gross investment return of 12.00%.


APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand
ACKNOWLEDGEMENT                 that any not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.

                                ------------------------------------------------------             -------------------------
                                Signature of Applicant or Policyowner                              Date


REPRESENTATIVE'S                I certify that this illustration has been presented to the
ACKNOWLEDGEMENT                 applicant and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.

                                ------------------------------------------------------             -------------------------
                                Signature of Representative                                        Date


Age 55 Male Non-Smoker Preferred                                                     Prepared On: 09/06/00
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                Version 2.01
Initial Modal Premium: $4,450.00-Premium Mode: Annual-Riders: None                            Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                                  GUARANTEED CHARGES                             CURRENT CHARGES
                                 ----------------------------------------------------   ---------------------------------
END                    PREMIUM      0.00% (-.75% NET)         12.00% (11.25% NET)              12.00% (11.25% NET)
 OF          PREMIUM   ACCUM'D    CASH    FUND    DEATH     CASH     FUND     DEATH       CASH        FUND        DEATH
YEAR   AGE   OUTLAY     AT 5%    VALUE   VALUE   PROCEEDS  VALUE    VALUE    PROCEEDS     VALUE       VALUE     PROCEEDS
  1    56     4,450      4,673        0   3,082  200,000        0    3,511   200,000            0       3,511     200,000
  2    57     4,450      9,579    1,356   4,916  200,000    2,558    6,118   200,000        3,732       7,292     200,000
  3    58     4,450     14,730    3,026   6,586  200,000    5,305    8,865   200,000        7,865      11,425     200,000
  4    59     4,450     20,139    4,490   8,050  200,000    8,167   11,727   200,000       12,419      15,979     200,000
  5    60     4,450     25,819    5,750   9,310  200,000   11,164   14,724   200,000       17,487      21,047     200,000
  6    61     4,450     31,782    6,765  10,325  200,000   14,273   17,833   200,000       23,127      26,687     200,000
  7    62     4,450     38,044    7,536  11,096  200,000   17,516   21,076   200,000       29,363      32,923     200,000
  8    63     4,450     44,618    8,443  11,558  200,000   21,298   24,413   200,000       36,647      39,762     200,000
  9    64     4,450     51,522    9,018  11,688  200,000   25,176   27,846   200,000       44,594      47,264     200,000
 10    65     4,450     58,770    9,214  11,439  200,000   29,131   31,356   200,000       53,271      55,496     200,000
 11    66     4,450     66,381    8,983  10,763  200,000   33,148   34,928   200,000       62,707      64,487     200,000
 12    67     4,450     74,373    8,294   9,629  200,000   37,231   38,566   200,000       73,002      74,337     200,000
 13    68     4,450     82,764    7,090   7,980  200,000   41,369   42,259   200,000       84,300      85,190     200,000
 14    69     4,450     91,575    5,330   5,775  200,000   45,569   46,014   200,000       96,700      97,145     200,000
 15    70     4,450    100,826    2,898   2,898  200,000   49,787   49,787   200,000      110,333     110,333     200,000
 16    71     4,450    110,540   LAPSED  LAPSED   LAPSED   53,962   53,962   200,000      125,352     125,352     200,000
 17    72     4,450    120,739                             58,146   58,146   200,000      142,100     142,100     200,000
 18    73     4,450    131,449                             62,270   62,270   200,000      160,910     160,910     200,000
 19    74     4,450    142,693                             66,281   66,281   200,000      182,162     182,162     200,000
 20    75     4,450    154,501                             70,123   70,123   200,000      206,052     206,052     220,476
 21    76     4,450    166,898                             73,752   73,752   200,000      232,591     232,591     244,221
 22    77     4,450    179,916                             77,117   77,117   200,000      261,936     261,936     275,033
 23    78     4,450    193,584                             80,188   80,188   200,000      294,374     294,374     309,093
 24    79     4,450    207,936                             82,894   82,894   200,000      330,221     330,221     346,733
 25    80     4,450    223,005                             85,115   85,115   200,000      369,825     369,825     388,316

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 55 Male Non-Smoker Preferred                                                     Prepared On: 09/06/00
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                Version 2.01
Initial Modal Premium: $4,450.00-Premium Mode: Annual-Riders: None                            Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                                 GUARANTEED CHARGES                           CURRENT CHARGES
                                 --------------------------------------------------  ---------------------------------
END                    PREMIUM      0.00% (-.75% NET)        12.00% (11.25% NET)            12.00% (11.25% NET)
 OF          PREMIUM   ACCUM'D    CASH    FUND    DEATH     CASH    FUND    DEATH      CASH        FUND        DEATH
YEAR   AGE   OUTLAY     AT 5%    VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS    VALUE       VALUE     PROCEEDS
 26     81    4,450    238,828                             86,685  86,685  200,000     413,564     413,564     434,242
 27     82    4,450    255,441                             87,325  87,325  200,000     461,850     461,850     484,943
 28     83    4,450    272,886                             86,648  86,648  200,000     515,144     515,144     540,901
 29     84    4,450    291,203                             84,103  84,103  200,000     573,896     573,896     602,591
 30     85    4,450    310,436                             78,947  78,947  200,000     638,616     638,616     670,546
 31     86    4,450    330,630                             70,091  70,091  200,000     709,866     709,866     745,359
 32     87    4,450    351,834                             55,932  55,932  200,000     788,238     788,238     827,650
 33     88    4,450    374,098                             34,066  34,066  200,000     874,339     874,339     918,056
 34     89    4,450    397,475                                719     719  200,000     968,896     968,896   1,017,340
 35     90    4,450    422,022                             LAPSED  LAPSED   LAPSED   1,072,642   1,072,642   1,126,274
 36     91    4,450    447,795                                                       1,186,276   1,186,276   1,245,590
 37     92    4,450    474,857                                                       1,312,618   1,312,618   1,365,122
 38     93    4,450    503,273                                                       1,453,548   1,453,548   1,497,154
 39     94    4,450    533,109                                                       1,611,378   1,611,378   1,643,606
 40     95    4,450    564,437                                                       1,788,790   1,788,790   1,806,678
 41     96    4,450    597,331                                                       1,985,109   1,985,109   2,004,960
 42     97    4,450    631,870                                                       2,202,344   2,202,344   2,224,368
 43     98    4,450    668,136                                                       2,442,634   2,442,634   2,467,060
 44     99    4,450    706,216                                                       2,708,367   2,708,367   2,735,451
 45    100    4,450    746,199                                                       3,002,054   3,002,054   3,032,075

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 55 Male Non-Smoker Preferred                                                     Prepared On: 09/06/00
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                Version 2.01
Initial Modal Premium: $4,450.00-Premium Mode: Annual-Riders: None                            Form # B2-98

                                      D-61